                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-06241



                            Loomis Sayles Funds II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)



Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

                                                              Shares Value (+)
                                                              ------ ----------
COMMON STOCKS - 96.9% of Total Net Assets

Aerospace & Defense - 5.4%
BE Aerospace, Inc.(b)(c)                                      32,119 $1,326,515
Precision Castparts Corp.                                     10,760  1,305,833
                                                                     ----------
                                                                      2,632,348
                                                                     ----------
Biotechnology - 2.8%
Celgene Corp.(b)(c)                                           12,395    710,605
PDL BioPharma, Inc.(b)(c)                                     27,196    633,667
                                                                     ----------
                                                                      1,344,272
                                                                     ----------
Capital Markets - 1.5%
GFI Group, Inc.(b)(c)                                         10,291    745,892
                                                                     ----------

Chemicals - 1.9%
Mosaic Co. (The)(c)                                           23,219    906,005
                                                                     ----------

Commercial Services & Supplies - 5.2%
Corrections Corp. of America(b)(c)                            18,816  1,187,478
Stericycle, Inc.(b)(c)                                        30,584  1,359,764
                                                                     ----------
                                                                      2,547,242
                                                                     ----------
Communications Equipment - 3.2%
F5 Networks, Inc.(b)(c)                                        8,724    703,154
Riverbed Technology, Inc.(c)                                  19,051    834,815
                                                                     ----------
                                                                      1,537,969
                                                                     ----------
Containers & Packaging - 2.0%
Crown Holdings, Inc.(c)                                       39,183    978,400
                                                                     ----------
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group, Inc., ADR(c)       14,696    789,469
                                                                     ----------

Diversified Financial Services - 4.8%
IntercontinentalExchange, Inc.(b)(c)                          10,970  1,621,914
Nymex Holdings, Inc.                                           5,528    694,483
                                                                     ----------
                                                                      2,316,397
                                                                     ----------
Electrical Equipment - 5.0%
First Solar, Inc.(b)(c)                                        7,897    705,123
General Cable Corp.(c)                                         9,814    743,411
Roper Industries, Inc.(b)                                     16,888    964,305
                                                                     ----------
                                                                      2,412,839
                                                                     ----------
Electronic Equipment & Instruments - 3.2%
Mettler-Toledo International, Inc.(c)                         16,075  1,535,323
                                                                     ----------

Energy Equipment & Services - 5.2%
Grant Prideco, Inc.(c)                                        18,780  1,010,928
National-Oilwell Varco, Inc.(b)(c)                             7,163    746,671
Oceaneering International, Inc.(b)(c)                         14,852    781,809
                                                                     ----------
                                                                      2,539,408
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                               Shares Value (+)
                                                               ------ ----------
COMMON STOCKS - continued

Healthcare Equipment &
  Supplies - 3.0%
Hologic, Inc.(b)(c)                                             9,402 $  520,025
Intuitive Surgical, Inc.(b)(c)                                  6,917    959,872
                                                                      ----------
                                                                       1,479,897
                                                                      ----------
Hotels, Restaurants &
  Leisure - 1.5%
Ctrip.com International Ltd.,
  ADR(b)                                                        9,140    718,678
                                                                      ----------
Independent Power Producer &
  Energy - 3.2%
NRG Energy, Inc.(b)(c)                                         37,200  1,546,404
                                                                      ----------
IT Services - 1.6%
MasterCard, Inc., Class A(b)                                    4,715    782,077
                                                                      ----------
Life Science Tools &
  Services - 1.1%
Illumina, Inc.(b)(c)                                           12,951    525,681
                                                                      ----------
Machinery - 1.6%
AGCO Corp.(b)(c)                                               18,281    793,578
                                                                      ----------
Media - 3.2%
Central European Media Enterprises
  Ltd., Class A(b)(c)                                           7,407    722,775
Focus Media Holding Ltd., ADR(b)(c)                            16,926    854,763
                                                                      ----------
                                                                       1,577,538
                                                                      ----------
Metals & Mining - 0.9%
United States Steel Corp.                                       4,104    446,310
                                                                      ----------
Oil, Gas & Consumable Fuels - 3.6%
Range Resources Corp.(b)                                       23,891    893,762
Southwestern Energy Co.(b)(c)                                  19,733    878,119
                                                                      ----------
                                                                       1,771,881
                                                                      ----------
Pharmaceuticals - 2.2%
Shire PLC, ADR(b)                                              14,192  1,052,053
                                                                      ----------
Real Estate Management &
  Development - 3.5%
CB Richard Ellis Group, Inc.,
  Class A(b)(c)                                                17,935    654,628
Jones Lang LaSalle, Inc.(b)                                     9,265  1,051,577
                                                                      ----------
                                                                       1,706,205
                                                                      ----------
Semiconductors & Semiconductor
  Equipment - 6.1%
Atheros Communications(b)(c)                                   15,543    479,346
Intersil Corp., Class A(b)                                     30,696    965,696
NVIDIA Corp.(b)(c)                                             21,576    891,305
Tessera Technologies, Inc.(c)                                  15,619    633,350
                                                                      ----------
                                                                       2,969,697
                                                                      ----------
Software - 2.2%
Autodesk, Inc.(b)(c)                                           22,731  1,070,176
                                                                      ----------
Specialty Retail - 7.1%
GameStop Corp., Class A(b)(c)                                  25,970  1,015,427

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Shares  Value (+)
                                                             ------ -----------
COMMON STOCKS - continued

Specialty Retail - continued
Guess?, Inc.(b)                                              18,975 $   911,559
J. Crew Group, Inc.(b)(c)                                    14,275     772,135
Tiffany & Co.                                                14,039     744,909
                                                                    -----------
                                                                      3,444,030
                                                                    -----------
Textiles Apparel & Luxury Goods - 1.9%
Gildan Activewear, Inc.(b)(c)                                27,438     940,849
                                                                    -----------
Wireless Telecommunication Services - 12.4%
Leap Wireless International, Inc.(c)                         11,430     965,835
Millicom International Cellular SA(b)(c)                     18,204   1,668,215
NII Holdings, Inc.(b)(c)                                     20,420   1,648,711
Rogers Communications, Inc., Class B                         22,350     949,651
Vimpel-Communications, ADR(b)(c)                              7,299     769,023
                                                                    -----------
                                                                      6,001,435
                                                                    -----------
TOTAL COMMON STOCKS
  (Identified Cost $38,093,949)                                      47,112,053
                                                                    -----------

                                                 Principal Amount   Value (+)
                                                 ---------------- ------------
SHORT-TERM INVESTMENTS - 28.0%

Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation, dated 6/29/2007
  at 4.250% to be repurchased at $1,610,570 on
  7/02/2007 collateralized by $1,350,000 U.S.
  Treasury Bond, 7.125% due 2/15/2023 with a
  value of $1,647,000, including accrued
  interest(d)                                      $ 1,610,000       1,610,000
                                                                  ------------

                                                      Shares
                                                 ----------------
State Street Securities Lending Quality Trust(e)    11,989,785      11,989,785
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $13,599,785)                                     13,599,785
                                                                  ------------
TOTAL INVESTMENTS - 124.9%
  (Identified Cost $51,693,734)(a)                                  60,711,838
  Other assets less liabilities--(24.9)%                           (12,099,881)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 48,611,957
                                                                  ============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $51,693,734 for federal income based on a cost of $51,693,734 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                         $ 9,385,762
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                               (367,658)
                                                              -----------
      Net unrealized appreciation                             $ 9,018,104
                                                              ===========
      At September 30, 2006, the Fund had a capital loss carryover of approximately $95,135,453 of which, $73,993,065 expires on September 30, 2010 and $21,142,388 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $11,744,011 and $11,989,785, respectively.
(c)   Non-income producing security.
(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(e)   Represents investments of security lending collateral.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Wireless Telecommunication Services                                    12.4%
Specialty Retail                                                        7.1
Semiconductors & Semiconductor Equipment                                6.1
Aerospace & Defense                                                     5.4
Commercial Services & Supplies                                          5.2
Energy Equipment & Services                                             5.2
Electrical Equipment                                                    5.0
Diversified Financial Services                                          4.8
Oil, Gas & Consumable Fuels                                             3.6
Real Estate Management & Development                                    3.5
Media                                                                   3.2
Independent Power Producer & Energy                                     3.2
Communications Equipment                                                3.2
Electronic Equipment & Instruments                                      3.2
Healthcare Equipment & Supplies                                         3.0
Biotechnology                                                           2.8
Software                                                                2.2
Pharmaceuticals                                                         2.2
Containers & Packaging                                                  2.0
Other, less than 2% each                                               13.6

             LOOMIS SAYLES GROWTH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

Shares                         Description                           Value (+)
------  ----------------------------------------------------------  -----------
Common Stocks - 98.4% of Total Net Assets

        Aerospace & Defense - 5.9%
 62,357 Boeing Co.                                                  $ 5,996,249
 83,921 Honeywell International, Inc.                                 4,723,074
 60,828 Precision Castparts Corp.                                     7,382,086
 73,151 Rockwell Collins, Inc.                                        5,167,387
                                                                    -----------
                                                                     23,268,796
                                                                    -----------
        Biotechnology - 3.6%
 87,035 Celgene Corp.(b)(c)                                           4,989,717
241,908 Gilead Sciences, Inc.(c)                                      9,378,773
                                                                    -----------
                                                                     14,368,490
                                                                    -----------
        Capital Markets - 7.7%
 53,429 Franklin Resources, Inc.                                      7,077,740
 42,574 Goldman Sachs Group, Inc.                                     9,227,914
110,348 Morgan Stanley                                                9,255,990
 95,155 T. Rowe Price Group, Inc.                                     4,937,593
                                                                    -----------
                                                                     30,499,237
                                                                    -----------
        Chemicals - 2.5%
 82,137 Monsanto Co.                                                  5,547,533
110,146 Mosaic Co. (The)(c)                                           4,297,897
                                                                    -----------
                                                                      9,845,430
                                                                    -----------
        Communications Equipment - 8.0%
506,470 Cisco Systems, Inc.(c)                                       14,105,189
312,247 Corning, Inc.(c)                                              7,977,911
220,969 QUALCOMM, Inc.                                                9,587,845
                                                                    -----------
                                                                     31,670,945
                                                                    -----------
        Computers & Peripherals - 10.8%
108,557 Apple, Inc.(c)                                               13,248,296
221,739 Dell, Inc.(c)                                                 6,330,649
328,664 EMC Corp.(c)                                                  5,948,818
241,252 Hewlett-Packard Co.                                          10,764,664
 61,314 International Business Machines Corp.(b)                      6,453,299
                                                                    -----------
                                                                     42,745,726
                                                                    -----------
        Consumer Finance - 1.4%
 93,222 American Express Co.                                          5,703,322
                                                                    -----------
        Diversified Financial Services - 2.6%
  7,651 Chicago Mercantile Exchange Holdings, Inc., Class A           4,088,388
 43,177 IntercontinentalExchange, Inc.(b)(c)                          6,383,720
                                                                    -----------
                                                                     10,472,108
                                                                    -----------
        Food & Staples Retailing - 2.7%
290,343 CVS Caremark Corp.                                           10,583,002
                                                                    -----------
        Healthcare Equipment & Supplies - 3.3%
 88,866 Baxter International, Inc.                                    5,006,710
 93,559 St. Jude Medical, Inc.(c)                                     3,881,763
 70,097 Stryker Corp.                                                 4,422,420
                                                                    -----------
                                                                     13,310,893
                                                                    -----------
        Industrial Conglomerates - 1.3%
 46,948 Textron, Inc.                                                 5,169,444
                                                                    -----------
        Internet & Catalog Retail - 1.2%
 69,012 Amazon.com, Inc.(b)(c)                                        4,721,111
                                                                    -----------
        Internet Software & Services - 5.9%
247,463 eBay, Inc.(c)                                                 7,963,360
 29,506 Google, Inc., Class A(c)                                     15,442,850
                                                                    -----------
                                                                     23,406,210
                                                                    -----------
        IT Services - 3.6%
 93,222 Fidelity National Information Services, Inc.                  5,060,090
 55,405 MasterCard, Inc., Class A(b)                                  9,190,028
                                                                    -----------
                                                                     14,250,118
                                                                    -----------
        Life Science Tools & Services - 1.8%
136,679 Thermo Fisher Scientific, Inc.(c)                             7,069,038
                                                                    -----------
        Machinery - 2.7%
 48,718 Deere & Co.                                                   5,882,211
 59,349 Terex Corp.(c)                                                4,825,074
                                                                    -----------
                                                                     10,707,285
                                                                    -----------
        Media - 3.2%
 87,550 McGraw-Hill Cos., Inc. (The)                                  5,960,404
197,986 Walt Disney Co. (The)                                         6,759,242
                                                                    -----------
                                                                     12,719,646
                                                                    -----------
        Metals & Mining - 2.9%
 53,620 Allegheny Technologies, Inc.                                  5,623,666
 71,761 Freeport-McMoRan Copper & Gold, Inc.                          5,943,246
                                                                    -----------
                                                                     11,566,912
                                                                    -----------
        Multiline Retail - 3.5%
129,606 Kohl's Corp.(c)                                               9,205,914
 93,736 Nordstrom, Inc.                                               4,791,784
                                                                    -----------
                                                                     13,997,698
                                                                    -----------
        Oil, Gas & Consumable Fuels - 3.0%
100,951 Southwestern Energy Co.(c)                                    4,492,319
124,509 XTO Energy, Inc.                                              7,482,991
                                                                    -----------
                                                                     11,975,310
                                                                    -----------
        Pharmaceuticals - 5.1%
152,894 Merck & Co., Inc.                                             7,614,121
225,265 Schering-Plough Corp.                                         6,857,067
102,303 Wyeth                                                         5,866,054
                                                                    -----------
                                                                     20,337,242
                                                                    -----------
        Real Estate Management & Development - 3.4%
236,566 CB Richard Ellis Group, Inc., Class A(c)                      8,634,659
 42,794 Jones Lang LaSalle, Inc.(b)                                   4,857,119
                                                                    -----------
                                                                     13,491,778
                                                                    -----------
        Semiconductors & Semiconductor Equipment - 3.6%
139,496 NVIDIA Corp.(c)                                               5,762,580
227,340 Texas Instruments, Inc.                                       8,554,804
                                                                    -----------
                                                                     14,317,384
                                                                    -----------
        Software - 5.0%
180,647 Adobe Systems, Inc.(c)                                        7,252,977
106,953 Autodesk, Inc.(c)                                             5,035,347
258,240 Microsoft Corp.                                               7,610,333
                                                                    -----------
                                                                     19,898,657
                                                                    -----------
        Specialty Retail - 1.2%
101,359 Guess?, Inc.                                                  4,869,286
                                                                    -----------
        Textiles Apparel & Luxury Goods - 2.5%
 98,834 Coach, Inc.(c)                                                4,683,743

Investments as of June 30, 2007 (Unaudited)

Shares                          Description                         Value (+)
------      ----------------------------------------------------  ------------
            Textiles Apparel & Luxury Goods - continued
     51,918 Polo Ralph Lauren Corp.                               $  5,093,675
                                                                  ------------
                                                                     9,777,418
                                                                  ------------
            Total Common Stocks
              (Identified Cost $346,049,759)                       390,742,486
                                                                  ------------

Principal
Amount
---------
Short-Term Investments - 8.8%

$ 4,254,000 Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 6/29/07 at 4.25% to be
            repurchased at $4,255,507 on 7/02/07 collateralized
            by $3,560,000 U.S. Treasury Bond, 7.125% due 2/15/23
            with a value of $4,343,200 including accrued
            interest(d)                                              4,254,000
                                                                  ------------

Shares
------
 30,815,909 State Street Securities Lending Quality Trust(e)        30,815,909
                                                                  ------------
            Total Short - Term Investments
              (Identified Cost $35,069,909)                         35,069,909
                                                                  ------------
            Total Investments - 107.2%
              (Identified Cost $381,119,668)(a)                    425,812,395
            Other assets less liabilities -- (7.2)%                (28,629,795)
                                                                  ------------
            Total Net Assets -- 100.0%                            $397,182,600
                                                                  ============
--------
 (+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
 (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $381,119,668 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                       $ 47,235,673
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                       (2,542,946)
                                                            ------------
      Net unrealized appreciation                           $ 44,692,727
                                                            ============
      At September 30, 2006, the Fund had a capital loss carryover of approximately $36,005,156 of which $29,812,842 and $6,192,314 expires on September 30, 2010 and September 30, 2011, respectively. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations. A significant portion of the Fund's capital loss carryforwards are a result of prior year mergers; accordingly, some of those losses have been limited under Section 382 of the Internal Revenue Code. The amounts presented above are net of the losses limited by Section 382 of the Internal Revenue Code.

Investments as of June 30, 2007 (Unaudited)

 (b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $30,086,675 and $30,815,909, respectively.
 (c)  Non-income producing security.
 (d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
 (e)  Represents investments of security lending collateral.

Holdings at June 30, 2007 as a Percentage of Net Assets (Unaudited)

   Computers & Peripherals                                             10.8%
   Communications Equipment                                             8.0
   Capital Markets                                                      7.7
   Internet Software & Services                                         5.9
   Aerospace & Defense                                                  5.9
   Pharmaceuticals                                                      5.1
   Software                                                             5.0
   Biotechnology                                                        3.6
   Semiconductors & Semiconductor Equipment                             3.6
   IT Services                                                          3.6
   Multiline Retail                                                     3.5
   Real Estate Management & Development                                 3.4
   Healthcare Equipment & Supplies                                      3.3
   Media                                                                3.2
   Oil, Gas & Consumable Fuels                                          3.0
   Metals & Mining                                                      2.9
   Machinery                                                            2.7
   Food & Staples Retailing                                             2.7
   Diversified Financial Services                                       2.6
   Chemicals                                                            2.5
   Textiles Apparel & Luxury Goods                                      2.5
   Other, Less than 2% each                                             6.9

          Loomis Sayles High Income Fund -- Portfolio of Investments

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)                         Description                      Value (+)
-----------      --------------------------------------------------- ----------
Bonds and Notes -- 91.6% of Net Assets
                 Airlines -- 0.3%
$       71,412   Continental Airlines, Inc., Series 1997-4, Class
                 4B,
                 6.900%, 1/02/2017                                   $   70,341
        37,583   Continental Airlines, Inc., Series 1999-1, Class C,
                 6.954%, 8/02/2009                                       37,583
                                                                     ----------
                                                                        107,924
                                                                     ----------
                 Automotive -- 4.4%
       420,000   Ford Motor Co.,
                 6.375%, 2/01/2029                                      309,750
        65,000   Ford Motor Co.,
                 6.625%, 2/15/2028                                       48,263
     1,220,000   Ford Motor Co.,
                 6.625%, 10/01/2028                                     911,950
       210,000   Ford Motor Co.,
                 7.450%, 7/16/2031(b)                                   167,737
        40,000   Ford Motor Co.,
                 7.500%, 8/01/2026(b)                                    31,600
       430,000   Ford Motor Credit Co. LLC,
                 5.700%, 1/15/2010                                      410,800
        10,000   General Motors Corp.,
                 8.375%, 7/15/2033(b)                                     9,125
                                                                     ----------
                                                                      1,889,225
                                                                     ----------
                 Banking -- 3.2%
   250,000,000   Barclays Financial LLC, 144A,
                 4.060%, 9/16/2010 (KRW)                                263,950
   400,000,000   Barclays Financial LLC, 144A,
                 4.470%, 12/04/2011 (KRW)                               423,878
       500,000   HSBC Bank USA, 144A,
                 3.310%, 8/25/2010                                      550,450
 1,436,358,000   JPMorgan Chase & Co., 144A,
                 Zero Coupon, 3/28/2011 (IDR)                           116,137
                                                                     ----------
                                                                      1,354,415
                                                                     ----------
                 Chemicals -- 3.6%
       450,000   Borden, Inc.,
                 7.875%, 2/15/2023                                      384,750
       550,000   Borden, Inc.,
                 9.200%, 3/15/2021                                      522,500
       130,000   Georgia Gulf Corp.,
                 10.750%, 10/15/2016(b)                                 129,350
       380,000   Hercules, Inc., Subordinated Note,
                 6.500%, 6/30/2029                                      319,200
       155,000   Mosaic Co., (The), 144A,
                 7.625%, 12/01/2016                                     158,488
                                                                     ----------
                                                                      1,514,288
                                                                     ----------
                 Construction Machinery -- 0.3%
       120,000   Great Lakes Dredge & Dock Corp.,
                 Senior Subordinated Note,
                 7.750%, 12/15/2013(b)                                  118,200
                                                                     ----------
                 Electric -- 3.5%
       375,000   Dynegy Holdings, Inc.,
                 7.125%, 5/15/2018                                      333,750
       180,000   Dynegy Holdings, Inc.,
                 7.625%, 10/15/2026                                     159,300
       165,000   Dynegy Holdings, Inc., 144A,
                 7.750%, 6/01/2019                                      153,450
       140,000   NGC Corp. Capital Trust I, Series B,
                 8.316%, 6/01/2027(b)                                   128,450
       515,000   TXU Corp., Series Q,
                 6.500%, 11/15/2024                                     425,831
       365,000   TXU Corp., Series R,
                 6.550%, 11/15/2034                                     295,219
                                                                     ----------
                                                                      1,496,000
                                                                     ----------
                 Food & Beverage -- 0.4%
       200,000   Aramark Services, Inc.,
                 5.000%, 6/01/2012                                      176,000
                                                                     ----------
                 Gaming -- 0.1%
        45,000   Harrah's Operating Co., Inc.,
                 5.750%, 10/01/2017                                      36,000
                                                                     ----------
                 Government Guaranteed -- 2.3%
    28,000,000   Kreditanstalt fuer Wiederaufbau,
                 1.850%, 9/20/2010 (JPY)                                231,505
     1,205,000   Kreditanstalt fuer Wiederaufbau, Series E, (MTN),
                 8.500%, 7/16/2010 (ZAR)                                164,326
    70,000,000   Oesterreichische Kontrollbank AG,
                 1.800%, 3/22/2010 (JPY)                                577,679
                                                                     ----------
                                                                        973,510
                                                                     ----------
                 Government Sponsored -- 1.3%
    70,000,000   Federal National Mortgage Association,
                 1.750%, 3/26/2008 (JPY)                                572,342
                                                                     ----------
                 Healthcare -- 3.6%
       220,000   Community Health Systems, Inc., 144A,
                 8.875%, 7/15/2015(c)                                   223,025
       185,000   HCA, Inc.,
                 6.500%, 2/15/2016(b)                                   156,556
        15,000   HCA, Inc.,
                 7.050%, 12/01/2027                                      12,189
       170,000   HCA, Inc.,
                 7.500%, 12/15/2023                                     146,679
       700,000   HCA, Inc.,
                 7.500%, 11/06/2033                                     593,250
       315,000   HCA, Inc.,
                 7.580%, 9/15/2025                                      271,921
        35,000   HCA, Inc.,
                 7.690%, 6/15/2025                                       30,443
        40,000   HCA, Inc.,
                 7.750%, 7/15/2036                                       34,217
        40,000   HCA, Inc.,
                 8.360%, 4/15/2024                                       36,881
        40,000   Invitrogen Corp.,
                 1.500%, 2/15/2024                                       36,750
                                                                     ----------
                                                                      1,541,911
                                                                     ----------
                 Home Construction -- 4.7%
       410,000   Desarrolladora Homex SAB de CV,
                 7.500%, 9/28/2015                                      424,350
       385,000   K. Hovnanian Enterprises, Inc.,
                 6.250%, 1/15/2015                                      327,250
       365,000   K. Hovnanian Enterprises, Inc., Senior Note,
                 6.250%, 1/15/2016                                      310,250

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)                       Description                        Value (+)
----------- -------------------------------------------------------  ----------
            Home Construction -- continued
$   30,000  K. Hovnanian Enterprises, Inc., Guaranteed Note,
            6.500%, 1/15/2014                                        $   26,550
   100,000  KB Home, Guaranteed Note,
            5.875%, 1/15/2015                                            87,000
   590,000  KB Home, Guaranteed Note,
            7.250%, 6/15/2018                                           542,800
   155,000  Pulte Homes, Inc.,
            6.000%, 2/15/2035                                           132,077
   180,000  Pulte Homes, Inc.,
            6.375%, 5/15/2033                                           158,572
                                                                     ----------
                                                                      2,008,849
                                                                     ----------
            Independent Energy -- 2.6%
   625,000  Chesapeake Energy Corp.,
            6.500%, 8/15/2017                                           592,188
   175,000  Chesapeake Energy Corp.,
            6.875%, 11/15/2020                                          167,563
    10,000  Hilcorp Energy I LP, 144A,
            7.750%, 11/01/2015                                            9,700
    65,000  Pioneer Natural Resources Co.,
            6.875%, 5/01/2018                                            61,624
   310,000  Pioneer Natural Resources Co.,
            7.200%, 1/15/2028(b)                                        286,557
                                                                     ----------
                                                                      1,117,632
                                                                     ----------
            Industrial Other -- 0.9%
   265,000  Incyte Corp., Convertible,
            3.500%, 2/15/2011                                           232,206
   140,000  Ranhill Labuan Ltd., 144A,
            12.500%, 10/26/2011(b)                                      140,980
                                                                     ----------
                                                                        373,186
                                                                     ----------
            Media Non-Cable -- 1.2%
   175,000  Intelsat Corp.,
            6.875%, 1/15/2028                                           162,094
   455,000  Tribune Co.,
            5.250%, 8/15/2015(b)                                        360,773
                                                                     ----------
                                                                        522,867
                                                                     ----------
            Metals & Mining -- 2.2%
   740,000  Algoma Acquisition Corp., 144A,
            9.875%, 6/15/2015                                           736,300
   195,000  Vale Overseas, Ltd.,
            6.875%, 11/21/2036                                          196,011
                                                                     ----------
                                                                        932,311
                                                                     ----------
            Non Captive Consumer -- 1.4%
    60,000  SLM Corp., (MTN),
            5.050%, 11/14/2014                                           49,895
    20,000  SLM Corp., Series A, (MTN),
            5.000%, 10/01/2013                                           17,064
    10,000  SLM Corp., Series A, (MTN),
            5.000%, 6/15/2018                                             8,133
   735,000  SLM Corp., Series A, (MTN),
            6.500%, 6/15/2010 (NZD)                                     514,934
                                                                     ----------
                                                                        590,026
                                                                     ----------
            Non-Captive Diversified -- 3.4%
 1,300,000  General Electric Capital Corp., Series A, (MTN),
            2.960%, 5/18/2012 (SGD)                                     835,206
   285,000  GMAC LLC,
            6.625%, 5/15/2012                                           275,219
   330,000  GMAC LLC, (MTN),
            6.750%, 12/01/2014(b)                                       316,027
                                                                     ----------
                                                                      1,426,452
                                                                     ----------
            Packaging -- 0.3%
   135,000  Owens-Illinois, Inc., Senior Note,
            7.800%, 5/15/2018(b)                                        136,350
                                                                     ----------
            Paper -- 5.0%
   215,000  Abitibi-Consolidated, Inc.,
            7.500%, 4/01/2028(b)                                        169,850
   250,000  Abitibi-Consolidated, Inc.,
            8.500%, 8/01/2029                                           205,000
   685,000  Bowater, Inc.,
            6.500%, 6/15/2013(b)                                        595,094
    75,000  Georgia-Pacific Corp.,
            7.250%, 6/01/2028                                            69,000
   155,000  Georgia-Pacific Corp.,
            7.375%, 12/01/2025                                          145,312
   370,000  Georgia-Pacific Corp.,
            7.750%, 11/15/2029                                          347,800
   170,000  Georgia-Pacific Corp.,
            8.000%, 1/15/2024                                           164,900
   430,000  Georgia-Pacific Corp.,
            8.875%, 5/15/2031                                           428,925
                                                                     ----------
                                                                      2,125,881
                                                                     ----------
            Pharmaceuticals -- 4.9%
   110,000  Elan Finance PLC,
            8.875%, 12/01/2013                                          114,950
   500,000  Elan Finance PLC, Senior Note,
            7.750%, 11/15/2011                                          500,625
   127,000  EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
            3.000%, 6/15/2024                                            98,266
   210,000  Human Genome Sciences, Inc., Convertible,
            2.250%, 8/15/2012(b)                                        173,250
   200,000  Inhale Therapeutic Systems, Inc., Subordinated Note,
            Convertible,
            3.500%, 10/17/2007                                          196,000
   345,000  Regeneron Pharmaceuticals, Inc., Subordinated Note,
            Convertible,
            5.500%, 10/17/2008                                          350,175
   190,000  Valeant Pharmaceuticals International, Subordinated
            Note, Convertible,
            3.000%, 8/16/2010                                           179,550
   505,000  Valeant Pharmaceuticals International, Subordinated
            Note, Convertible,
            4.000%, 11/15/2013                                          468,388
                                                                     ----------
                                                                      2,081,204
                                                                     ----------
            Pipelines -- 2.3%
   415,000  El Paso Corp.,
            6.950%, 6/01/2028                                           385,581
    65,000  Kinder Morgan Finance Co. ULC, Guaranteed Note,
            5.700%, 1/05/2016                                            59,909
   575,000  Kinder Morgan Finance Co. ULC, Guaranteed Note,
            6.400%, 1/05/2036                                           508,139

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)                         Description                      Value (+)
-----------     ---------------------------------------------------  ----------
                Pipelines -- continued
$    25,000     Kinder Morgan, Inc., Senior Note,
                5.150%, 3/01/2015                                    $   22,790
                                                                     ----------
                                                                        976,419
                                                                     ----------
                Retailers -- 2.9%
    250,000     Dillard's, Inc.,
                6.625%, 1/15/2018(b)                                    236,071
    105,000     Dillard's, Inc.,
                7.130%, 8/01/2018                                        99,876
  1,070,000     Toys R Us, Inc.,
                7.375%, 10/15/2018(b)                                   901,475
     20,000     Toys R Us, Inc.,
                7.875%, 4/15/2013                                        18,000
                                                                     ----------
                                                                      1,255,422
                                                                     ----------
                Sovereigns -- 5.2%
     44,200(++) Mexican Fixed Rate Bonds,
                Series M-20,
                8.000%, 12/07/2023 (MXN)                                420,132
    148,500(++) Mexican Fixed Rate Bonds,
                Series M-10,
                9.000%, 12/20/2012 (MXN)                              1,454,004
  1,050,000     Republic of South Africa,
                13.000%, 8/31/2010 (ZAR)                                163,974
  3,814,507     Republic of Uruguay,
                4.250%, 4/05/2027 (UYU)                                 169,809
                                                                     ----------
                                                                      2,207,919
                                                                     ----------
                Supermarkets -- 3.2%
    190,000     Albertson's, Inc.,
                7.750%, 6/15/2026                                       191,624
    750,000     Albertson's, Inc., Senior Note,
                7.450%, 8/01/2029(b)                                    731,497
    130,000     Albertson's, Inc., Senior Note,
                8.000%, 5/01/2031                                       132,872
     25,000     Albertson's, Inc., Senior Note,
                8.700%, 5/01/2030                                        27,454
    245,000     Albertson's, Inc., Series C, (MTN),
                6.625%, 6/01/2028                                       220,791
     50,000     American Stores Co.,
                8.000%, 6/01/2026                                        52,640
                                                                     ----------
                                                                      1,356,878
                                                                     ----------
                Supranational -- 2.4%
  1,900,000     Inter-American Development Bank,
                Series E, (MTN),
                Zero Coupon, 5/11/2009 (BRL)                            799,300
 13,400,000     Inter-American Development Bank,
                13.000%, 6/20/2008 (ISK)                                214,826
                                                                     ----------
                                                                      1,014,126
                                                                     ----------
                Technology -- 5.7%
    270,000     Freescale Semiconductor, Inc., 144A,
                10.125%, 12/15/2016(b)                                  253,800
    345,000     JDS Uniphase Corp., Convertible,
                Zero Coupon, 11/15/2010                                 318,694
    215,000     Kulicke & Soffa Industries, Inc.,
                Convertible,
                0.500%, 11/30/2008                                      199,681
     35,000     Kulicke & Soffa Industries, Inc.,
                Convertible,
                1.000%, 6/30/2010                                        35,088
    910,000     Lucent Technologies, Inc.,
                6.450%, 3/15/2029                                       791,700
    266,000     Maxtor Corp., Subordinated Note,
                5.750%, 3/01/2012(d)                                    252,700
    500,000     Nortel Networks Corp.,
                6.875%, 9/01/2023                                       437,500
     40,000     Northern Telecom Capital Corp.,
                7.875%, 6/15/2026                                        37,800
     85,000     Unisys Corp., Senior Note,
                8.000%, 10/15/2012                                       82,662
                                                                     ----------
                                                                      2,409,625
                                                                     ----------
                Transportation Services -- 2.8%
    275,000     APL Ltd., Senior Note,
                8.000%, 1/15/2024(d)                                    257,488
    300,000     Overseas Shipholding Group,
                Senior Note,
                7.500%, 2/15/2024                                       297,000
    295,000     Stena AB, Senior Note,
                7.000%, 12/01/2016                                      295,000
    350,000     Stena AB, Senior Note,
                7.500%, 11/01/2013                                      353,500
                                                                     ----------
                                                                      1,202,988
                                                                     ----------
                Treasuries -- 7.2%
  3,390,000     U.S. Treasury Bond,
                4.500%, 2/15/2036(b)(e)                               3,069,540
                                                                     ----------
                Wireless -- 0.5%
    160,000     ALLTEL Corp.,
                7.875%, 7/01/2032                                       135,545
     98,000     Sprint Capital Corp.,
                6.875%, 11/15/2028                                       93,283
                                                                     ----------
                                                                        228,828
                                                                     ----------
                Wirelines -- 9.8%
    255,000     Bell Canada, Series M-17,
                6.100%, 3/16/2035 (CAD)                                 202,334
      5,000     Bell Canada, 144A,
                6.550%, 5/01/2029 (CAD)                                   4,233
     65,000     Cincinnati Bell Telephone Co.,
                6.300%, 12/01/2028(b)                                    57,850
     50,000     Cincinnati Bell, Inc.,
                8.375%, 1/15/2014(b)                                     50,500
     95,000     Citizens Communications Co.,
                7.000%, 11/01/2025(b)                                    85,262
    410,000     Embarq Corp.,
                7.995%, 6/01/2036                                       416,094
    435,000     Level 3 Communications, Inc.,
                Convertible,
                2.875%, 7/15/2010(b)                                    473,606
    325,000     Level 3 Communications, Inc.,
                Convertible,
                6.000%, 9/15/2009                                       315,250
    320,000     Level 3 Communications, Inc.,
                Convertible,
                6.000%, 3/15/2010(b)                                    306,800
    145,000     Level 3 Financing, Inc., 144A,
                8.750%, 2/15/2017                                       143,369
    375,000     Qwest Capital Funding, Inc.,
                Guaranteed Note,
                6.875%, 7/15/2028(b)                                    327,656

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)                      Description                        Value (+)
----------- -----------------------------------------------------  -----------
            Wirelines -- continued
$ 1,890,000 Qwest Capital Funding, Inc.,
            7.750%, 2/15/2031                                      $ 1,781,325
                                                                   -----------
                                                                     4,164,279
                                                                   -----------
            Total Bonds and Notes
            (Identified Cost $37,650,186)                           38,980,597
                                                                   -----------
Shares
------
Common Stocks -- 2.2%
            Biotechnology -- 0.5%
      8,147 Vertex Pharmaceuticals, Inc.(b)(f)                         232,678
                                                                   -----------
            Chemicals -- 0.5%
     11,695 Hercules, Inc.(b)(f)                                       229,807
                                                                   -----------
            Home Construction -- 0.2%
      1,775 KB Home(b)                                                  69,882
                                                                   -----------
            Pharmaceuticals -- 1.0%
      6,875 Merck & Co., Inc.(b)                                       342,375
      1,717 Teva Pharmaceutical Industries, Ltd., ADR                   70,826
                                                                   -----------
                                                                       413,201
                                                                   -----------
            Total Common Stocks
            (Identified Cost $708,494)                                 945,568
                                                                   -----------
Preferred Stocks -- 3.9%
            Electric -- 1.7%
      6,475 AES Trust III, Convertible,
            6.750%, 10/15/2029(b)                                      324,462
      8,000 CMS Energy Trust I, Convertible,
            7.750%, 7/15/2027                                          399,000
                                                                   -----------
                                                                       723,462
                                                                   -----------
            Packaging & Containers -- 0.7%
      6,500 Owens-Illinois, Inc., Convertible,
            4.750%,                                                    274,625
                                                                   -----------
            Pipelines -- 0.9%
      9,500 El Paso Energy Capital Trust I, Convertible,
            4.750%, 3/31/2028(b)                                       400,520
                                                                   -----------
            Technology -- 0.6%
        225 Lucent Technologies Capital Trust I, Convertible,
            7.750%, 3/15/2017                                          231,610
                                                                   -----------
            Total Preferred Stocks
            (Identified Cost $1,411,773)                             1,630,217
                                                                   -----------
Closed-End Investment Companies -- 0.1%
      3,835 Morgan Stanley Emerging Markets
            Debt Fund, Inc.(b)                                          39,193
      2,175 Western Asset High Income
            Opportunity Fund, Inc.                                      14,551
                                                                   -----------
            Total Closed-End Investment Companies
            (Identified Cost $45,443)                                   53,744
                                                                   -----------
Short-Term Investments -- 23.6%
 10,054,849 State Street Securities Lending Quality
            Trust(g)
            (Identified Cost $10,054,849)                           10,054,849
                                                                   -----------
            Total Investments -- 121.4%
            (Identified Cost $49,870,745)(a)                        51,664,975
            Other assets less liabilities -- (21.4)%                (9,103,577)
                                                                   -----------
            Net Assets -- 100%                                     $42,561,398
                                                                   ===========
--------
(++)  Principal amount is in U.S. dollars unless otherwise noted.

Investments as of June 30, 2007 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++)  Amount shown represents units. One unit represents a principal amount of
      100.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $49,885,194 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                          $2,614,148
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                              (834,367)
                                                              ----------
      Net unrealized appreciation                             $1,779,781
                                                              ==========
      At September 30, 2006, the Fund had a capital loss carryover of approximately $82,928,298 of which $12,726,943 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

Investments as of June 30, 2007 (Unaudited)

(b)   All or a portion of this security was on loan to brokers at June 30,
      2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank") as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $9,865,103 and $10,054,849, respectively.
(c) Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.
(d) Illiquid security. At June 30, 2007, the value of these securities amounted to $510,188 or 1.2% of net assets.
(e) All or a portion of this security has been segregated to cover requirements on delayed delivery obligations.
(f)   Non-income producing security.
(g)   Represents investment of securities lending collateral.
ADR   An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
MTN   Medium Term Note
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,177,760 or 7.5% of net assets.

BRL   Brazilian Real
CAD   Canadian Dollar
IDR   Indonesian Rupiah
ISK   Iceland Krona
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican Peso
NZD   New Zealand Dollar
SGD   Singapore Dollar
UYU   Uruguayan Peso
ZAR   South African Rand

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

   Wirelines                                                           9.8%
   Treasuries                                                          7.2
   Technology                                                          6.3
   Pharmaceuticals                                                     5.9
   Electric                                                            5.2
   Sovereigns                                                          5.2
   Paper                                                               5.0
   Home Construction                                                   4.9
   Automotive                                                          4.4
   Chemicals                                                           4.1
   Healthcare                                                          3.6
   Non-Captive Diversified                                             3.4
   Pipelines                                                           3.2
   Supermarkets                                                        3.2
   Banking                                                             3.2
   Retailers                                                           2.9
   Transportation Services                                             2.8
   Independent Energy                                                  2.6
   Supranational                                                       2.4
   Government Guaranteed                                               2.3
   Metals & Mining                                                     2.2
   Other, less than 2% each                                            8.0

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                                  INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)     Description                                          Value (+)
-----------     --------------------------------------------------  -----------
Bonds and Notes - 92.2% of Total Net Assets

Non-Convertible Bonds - 90.7%
                Airlines - 2.3%
$     8,215,000 Continental Airlines, Inc., Series A,
                5.983%, 4/19/2022                                   $ 7,927,475
      8,115,000 Qantas Airways Ltd.,
                6.050%, 4/15/2016, 144A                               7,877,928
     18,385,000 United Air Lines, Inc., Series 2007-1,
                6.636%, 7/02/2022                                    18,435,743
                                                                    -----------
                                                                     34,241,146
                                                                    -----------
                Asset-Backed Securities - 0.1%
        649,647 Community Program Loan Trust, Series
                1987-A, Class A4,
                4.500%, 10/01/2018                                      639,463
      1,700,000 Community Program Loan Trust, Series
                1987-A, Class A5,
                4.500%, 4/01/2029                                     1,591,890
                                                                    -----------
                                                                      2,231,353
                                                                    -----------
                Automotive - 1.8%
     10,665,000 Cummins, Inc.,
                5.650%, 3/01/2098                                     7,847,819
      1,389,000 Cummins, Inc.,
                6.750%, 2/15/2027                                     1,352,122
        665,000 Cummins, Inc.,
                7.125%, 3/01/2028                                       671,742
      1,990,000 Ford Motor Co.,
                6.375%, 2/01/2029                                     1,467,625
        130,000 Ford Motor Co.,
                6.500%, 8/01/2018(b)                                    105,300
        260,000 Ford Motor Co.,
                6.625%, 2/15/2028(b)                                    193,050
      5,185,000 Ford Motor Co.,
                6.625%, 10/01/2028                                    3,875,787
      8,730,000 Ford Motor Co.,
                7.450%, 7/16/2031(b)                                  6,973,087
        245,000 Ford Motor Co.,
                7.500%, 8/01/2026                                       193,550
        700,000 Ford Motor Credit Co.,
                7.375%, 10/28/2009                                      694,859
      1,540,000 Ford Motor Credit Co.,
                8.000%, 12/15/2016                                    1,475,086
      1,990,000 General Motors Corp.,
                8.250%, 7/15/2023(b)                                  1,813,388
        110,000 General Motors Corp.,
                8.375%, 7/15/2033(b)                                    100,375
                                                                    -----------
                                                                     26,763,790
                                                                    -----------
                Banking - 4.3%
      2,595,000 BAC Capital Trust VI,
                5.625%, 3/08/2035                                     2,317,037
  2,120,000,000 Barclays Financial LLC,
                4.060%, 9/16/2010, (KRW), 144A                        2,238,173
    140,000,000 Barclays Financial LLC,
                4.160%, 2/22/2010, (THB), 144A                        4,112,555
  3,000,000,000 Barclays Financial LLC,
                4.460%, 9/23/2010, (KRW), 144A                        3,205,217
     34,000,000 Barclays Financial LLC, Series EMTN,
                4.100%, 3/22/2010, (THB), 144A                          996,833
 16,371,250,000 BNP Paribas SA, Series EMTN,
                Zero Coupon, 6/13/2011, (IDR), 144A                   1,288,868
      1,500,000 CIT Group, Inc.,
                5.500%, 12/01/2014, (GBP)                             2,776,401
      9,860,000 Citibank NA,
                15.000%, 7/02/2010, (BRL), 144A                       5,963,143
     20,360,000 HSBC Bank USA,
                Zero Coupon, 4/18/2012, (MYR), 144A                   4,962,474
     28,000,000 HSBC Bank USA,
                Zero Coupon, 5/17/2012, (MYR), 144A                   6,751,629
      4,500,000 HSBC Bank USA,
                3.310%, 8/25/2010, 144A                               4,954,050
        700,000 ICICI Bank Ltd.,
                6.375%, 4/30/2022, 144A(c)                              665,171
     18,000,000 JPMorgan Chase & Co.,
                Zero Coupon, 5/17/2010, (BRL), 144A                   7,044,329
 22,683,264,000 JPMorgan Chase & Co.,
                Zero Coupon, 3/28/2011, (IDR), 144A                   1,834,065
 17,920,000,000 JPMorgan Chase & Co.,
                Zero Coupon, 3/28/2011, (IDR), 144A                   1,448,930
 68,827,366,920 JPMorgan Chase & Co.,
                Zero Coupon, 4/12/2012, (IDR), 144A                   5,099,556
     21,255,830 JPMorgan Chase & Co., Series EMTN,
                Zero Coupon, 6/08/2012, (MYR), 144A                   5,127,971
 24,124,936,500 JPMorgan Chase London,
                Zero Coupon, 10/21/2010, (IDR), 144A                  2,034,388
        100,000 Keybank NA, 6.950%, 2/01/2028                           105,976
     90,000,000 Rabobank Nederland, Series EMTN,
                13.500%, 1/28/2008, (ISK), 144A                       1,440,607
                                                                    -----------
                                                                     64,367,373
                                                                    -----------
                Beverages - 0.1%
      1,525,000 Cia Brasileira de Bebidas,
                8.750%, 9/15/2013                                     1,734,688
                                                                    -----------
                Brokerage - 0.4%
     10,000,000 Merrill Lynch & Co., Inc.,
                10.710%, 3/08/2017, (BRL)                             5,516,383
                                                                    -----------
                Building Materials - 1.6%
     10,000,000 Masco Corp.,
                5.850%, 3/15/2017                                     9,613,080
        970,000 Owens Corning, Inc.,
                6.500%, 12/01/2016                                      971,274
     13,285,000 Owens Corning, Inc.,
                7.000%, 12/01/2036                                   12,945,010
      1,060,000 USG Corp.,
                6.300%, 11/15/2016                                    1,035,781
                                                                    -----------
                                                                     24,565,145
                                                                    -----------
                Chemicals - 0.6%
      6,305,000 Lubrizol Corp.,
                6.500%, 10/01/2034                                    6,086,116
      2,400,000 Methanex Corp.,
                6.000%, 8/15/2015                                     2,309,736
                                                                    -----------
                                                                      8,395,852
                                                                    -----------
                Construction Machinery - 0.4%
      6,935,000 Toro Co.,
                6.625%, 5/01/2037                                     6,668,765
                                                                    -----------
                Consumer Cyclical Services - 0.6%
     10,015,000 Western Union Co.,
                6.200%, 11/17/2036                                    9,584,595
                                                                    -----------
                Distributors - 0.2%
      3,865,000 ONEOK, Inc.,
                6.000%, 6/15/2035                                     3,470,113
                                                                    -----------

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            Electric- 2.9%
$9,410,000  Cleveland Electric Illuminating Co.,
            5.950%, 12/15/2036                                      $ 8,673,357
   895,000  Commonwealth Edison Co.,
            4.700%, 4/15/2015                                           817,455
 1,700,000  Commonwealth Edison Co.,
            5.875%, 2/01/2033                                         1,571,658
 2,750,000  Constellation Energy Group, Inc.,
            4.550%, 6/15/2015(b)                                      2,488,695
   960,000  Dominion Resources, Inc.,
            5.950%, 6/15/2035                                           900,162
 5,500,000  Empresa Nacional de Electricidad SA
            (Endesa-Chile),
            7.875%, 2/01/2027                                         6,106,749
 1,000,000  Empresa Nacional de Electricidad SA
            (Endesa-Chile),
            8.350%, 8/01/2013                                         1,116,440
 1,905,000  ITC Holdings Corp.,
            5.875%, 9/30/2016, 144A                                   1,857,179
 2,830,000  ITC Holdings Corp.,
            6.375%, 9/30/2036, 144A                                   2,718,289
10,665,000  Mackinaw Power LLC,
            6.296%, 10/31/2023, 144A                                 10,706,807
 1,500,000  MidAmerican Energy Holdings Co.,
            5.875%, 10/01/2012                                        1,512,940
 1,000,000  MidAmerican Energy Holdings Co.,
            6.125%, 4/01/2036                                           966,103
    41,500  Quezon Power Philippines Co.,
            8.860%, 6/15/2017                                            42,953
   500,000  SP Powerassets Ltd.,
            3.730%, 10/22/2010, (SGD)                                   333,249
 1,795,000  Toledo Edison Co.,
            6.150%, 5/15/2037(b)                                      1,682,735
 1,075,000  White Pine Hydro LLC,
            6.310%, 7/10/2017(d)                                      1,062,884
 1,600,000  White Pine Hydro LLC,
            6.960%, 7/10/2037(d)                                      1,580,330
                                                                    -----------
                                                                     44,137,985
                                                                    -----------
            Entertainment - 0.7%
 3,565,000  Time Warner, Inc.,
            6.500%, 11/15/2036                                        3,384,857
 1,805,000  Time Warner, Inc.,
            6.625%, 5/15/2029                                         1,752,550
   755,000  Time Warner, Inc.,
            6.950%, 1/15/2028                                           760,494
   505,000  Time Warner, Inc.,
            7.625%, 4/15/2031                                           541,042
   330,000  Time Warner, Inc.,
            7.700%, 5/01/2032                                           356,846
 3,590,000  Viacom, Inc., Class B,
            6.875%, 4/30/2036                                         3,468,385
                                                                    -----------
                                                                     10,264,174
                                                                    -----------
            Food & Beverage - 0.8%
 6,080,000  Corn Products International, Inc.,
            6.625%, 4/15/2037                                         5,921,275
 6,305,000  Kraft Foods, Inc.,
            6.500%, 11/01/2031                                        6,095,277
                                                                    -----------
                                                                    12,016,552
                                                                    -----------
            Foreign Agency - 0.0%
   220,000  Alberta Municipal Funding Corp.,
            5.700%, 9/01/2011, (CAD)                                    214,107
                                                                    -----------
            Foreign Local Governments - 0.0%
    31,300  Province of Alberta,
            5.930%, 9/16/2016, (CAD)                                     30,970
   500,000  Province of Nova Scotia,
            6.600%, 6/01/2027, (CAD)                                    566,345
                                                                    -----------
                                                                        597,315
                                                                    -----------
            Government Guaranteed - 2.8%
45,000,000  Canada Housing Trust,
            4.100%, 12/15/2008, (CAD)                                42,032,506
                                                                    -----------
            Government Owned - No Guarantee - 0.3%
 3,670,000  Pemex Project Funding Master Trust,
            8.625%, 12/01/2023(b)                                     4,471,895
                                                                    -----------
            Government Sponsored - 0.2%
 3,000,000  Federal Home Loan Mortgage Corp.,
            5.750%, 1/15/2012(b)                                      3,057,789
                                                                    -----------
            Healthcare - 2.8%
 5,000,000  HCA, Inc.,
            5.750%, 3/15/2014                                         4,231,250
   800,000  HCA, Inc.,
            6.250%, 2/15/2013                                           722,000
 3,250,000  HCA, Inc.,
            6.300%, 10/01/2012(b)                                     3,006,250
 2,625,000  HCA, Inc.,
            7.050%, 12/01/2027                                        2,133,051
   250,000  HCA, Inc.,
            7.500%, 12/15/2023                                          215,704
   250,000  HCA, Inc.,
            7.500%, 11/06/2033                                          211,875
   620,000  HCA, Inc.,
            7.580%, 9/15/2025                                           535,211
 1,000,000  HCA, Inc.,
            7.750%, 7/15/2036                                           855,423
 2,865,000  Hospira, Inc.,
            6.050%, 3/30/2017                                         2,821,248
   530,000  Owens & Minor, Inc.,
            6.350%, 4/15/2016                                           521,902
27,070,000  WellPoint, Inc.,
            6.375%, 6/15/2037                                        26,729,297
                                                                    -----------
                                                                     41,983,211
                                                                    -----------
            Healthcare Insurance - 0.3%
 5,455,000  CIGNA Corp.,
            6.150%, 11/15/2036                                        5,196,171
                                                                    -----------
            Home Construction - 1.8%
   850,000  Centex Corp.,
            5.250%, 6/15/2015(b)                                        760,592
 3,685,000  D.R. Horton, Inc.,
            5.250%, 2/15/2015                                         3,297,522
 2,050,000  Desarrolladora Homex SAB de CV,
            7.500%, 9/28/2015                                         2,121,750
 2,605,000  Lennar Corp., Series B,
            5.600%, 5/31/2015                                         2,441,052
 1,870,000  Lennar Corp., Series B,
            6.500%, 4/15/2016                                         1,810,964
 2,630,000  Pulte Homes, Inc.,
            5.200%, 2/15/2015                                         2,363,300
   250,000  Pulte Homes, Inc.,
            5.250%, 1/15/2014                                           228,779
 9,165,000  Pulte Homes, Inc.,
            6.000%, 2/15/2035                                         7,809,625
 3,510,000  Pulte Homes, Inc.,
            6.375%, 5/15/2033                                         3,092,148

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            Home Construction - continued
$ 3,605,000 Toll Brothers Finance Corp.,
            5.150%, 5/15/2015                                       $ 3,252,640
                                                                    -----------
                                                                     27,178,372
                                                                    -----------
            Independent Energy - 2.1%
  4,020,000 Anadarko Petroleum Corp.,
            5.950%, 9/15/2016                                         3,925,220
 13,405,000 Anadarko Petroleum Corp.,
            6.450%, 9/15/2036                                        12,893,291
 10,875,000 Apache Corp.,
            6.000%, 1/15/2037                                        10,369,998
    500,000 Devon Financing Corp. LLC,
            7.875%, 9/30/2031                                           579,179
  1,065,000 Talisman Energy, Inc.,
            5.850%, 2/01/2037                                           940,046
  2,900,000 Talisman Energy, Inc.,
            6.250%, 2/01/2038                                         2,687,584
    160,000 XTO Energy, Inc.,
            6.100%, 4/01/2036                                           150,124
                                                                    -----------
                                                                     31,545,442
                                                                    -----------
            Industrial Other - 0.2%
  2,495,000 Equifax, Inc.,
            7.000%, 7/01/2037                                         2,516,834
                                                                    -----------
            Integrated Energy - 0.1%
  1,807,527 PF Export Receivables Master Trust,
            6.436%, 6/01/2015, 144A                                   1,868,531
                                                                    -----------
            Life Insurance - 1.0%
 15,400,000 ASIF Global Financing XXVII,
            2.380%, 2/26/2009, (SGD), 144A                            9,963,676
  4,260,000 Mutual of Omaha Insurance Co.,
            6.800%, 6/15/2036, 144A                                   4,408,486
                                                                    -----------
                                                                     14,372,162
                                                                    -----------
            Local Authorities - 0.9%
  2,730,000 Michigan Tobacco Settlement Finance Authority,
            7.309%, 6/01/2034                                         2,783,317
 11,340,000 Virginia Tobacco Settlement Financing Corp., Series
              A-1,
            6.706%, 6/01/2046                                        10,881,297
                                                                    -----------
                                                                     13,664,614
                                                                    -----------
            Media Cable - 1.5%
 15,156,000 Comcast Corp.,
            5.650%, 6/15/2035                                        13,185,796
  2,255,000 Comcast Corp.,
            6.450%, 3/15/2037                                         2,173,198
  2,825,000 Comcast Corp.,
            6.500%, 11/15/2035                                        2,738,411
  3,750,000 Cox Communications, Inc., Class A,
            6.750%, 3/15/2011                                         3,880,766
    350,000 Virgin Media Finance Plc,
            9.750%, 4/15/2014, (GBP)                                    725,044
                                                                    -----------
                                                                     22,703,215
                                                                    -----------
            Media Non-Cable - 1.1%
  2,500,000 Clear Channel Communications, Inc.,
            4.250%, 5/15/2009                                         2,416,225
  1,000,000 Clear Channel Communications, Inc.,
            5.750%, 1/15/2013                                           900,398
  5,165,000 News America, Inc.,
            6.150%, 3/01/2037, 144A                                   4,761,247
  4,095,000 News America, Inc.,
            6.200%, 12/15/2034                                        3,817,318
            Media Non-Cable - continued
 $4,930,000 News America, Inc.,
            6.400%, 12/15/2035                                      $ 4,694,898
                                                                    -----------
                                                                     16,590,086
                                                                    -----------
            Metals & Mining - 0.6%
    745,000 Newmont Mining Corp.,
            5.875%, 4/01/2035                                           659,402
  1,500,000 Teck Cominco Ltd.,
            7.000%, 9/15/2012                                         1,579,564
  1,985,000 United States Steel Corp.,
            6.050%, 6/01/2017                                         1,935,796
  1,140,000 United States Steel Corp.,
            6.650%, 6/01/2037                                         1,103,973
  3,735,000 Vale Overseas Ltd.,
            6.875%, 11/21/2036                                        3,754,370
                                                                    -----------
                                                                      9,033,105
                                                                    -----------
            Mortgage Related - 0.4%
  3,000,000 Bank of America-First Union NB
            Commercial Mortgage, Series 2001-3, Class A2,
            5.464%, 4/11/2037                                         2,983,824
  2,166,400 CS First Boston Mortgage Securities Corp.,
            Series 2005-7, Class 3A1,
            5.000%, 8/25/2020                                         2,120,056
    195,002 Federal Home Loan Mortgage Corp.,
            5.000%, 12/01/2031                                          183,763
     42,646 Federal National Mortgage Association,
            6.000%, 7/01/2029                                            42,508
                                                                    -----------
                                                                      5,330,151
                                                                    -----------
            Non-Captive Consumer - 0.2%
  5,150,000 SLM Corp.,
            6.500%, 6/15/2010, (NZD)                                  3,612,722
                                                                    -----------
            Non-Captive Diversified - 0.3%
  2,370,000 CIT Group, Inc.,
            6.000%, 4/01/2036                                         2,199,744
  1,000,000 GMAC Australia,
            6.500%, 8/10/2007, (AUD)                                    845,049
  1,500,000 GMAC LLC,
            6.875%, 9/15/2011                                         1,475,481
                                                                    -----------
                                                                      4,520,274
                                                                    -----------
            Non-Captive Finance - 1.5%
  9,160,000 General Electric Capital Corp.,
            6.500%, 9/28/2015, (NZD)                                  6,449,605
  4,200,000 General Electric Capital Corp.,
            6.625%, 2/04/2010, (NZD)                                  3,118,061
  1,285,000 General Electric Capital Corp., Series EMTN,
            6.750%, 9/26/2016, (NZD)                                    928,109
  4,000,000 General Electric Capital Corp., Series GMTN,
            2.960%, 5/18/2012, (SGD)                                  2,571,040
 13,400,000 General Electric Capital Corp., Series GMTN,
            3.485%, 3/08/2012, (SGD)                                  8,865,772
                                                                    -----------
                                                                     21,932,587
                                                                    -----------
            Oil Field Services - 0.3%
    600,000 Transocean Sedco Forex, Inc.,
            7.375%, 4/15/2018                                           645,659
                                                                    -----------
  3,840,000 Weatherford International Ltd.,
            6.500%, 8/01/2036                                         3,713,426
                                                                    -----------
                                                                      4,359,085
                                                                    -----------

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            Paper - 0.6%
$1,395,000  Bowater, Inc.,
            6.500%, 6/15/2013(b)                                    $ 1,211,906
   575,000  Georgia-Pacific Corp.,
            7.250%, 6/01/2028                                           529,000
 2,265,000  Georgia-Pacific Corp.,
            7.375%, 12/01/2025                                        2,123,437
   140,000  Georgia-Pacific Corp.,
            7.750%, 11/15/2029                                          131,600
 1,340,000  Georgia-Pacific Corp.,
            8.000%, 1/15/2024                                         1,299,800
 2,280,000  Georgia-Pacific Corp.,
            8.875%, 5/15/2031                                         2,274,300
   750,000  International Paper Co.,
            4.000%, 4/01/2010                                           719,882
   300,000  International Paper Co.,
            5.250%, 4/01/2016                                           279,047
                                                                    -----------
                                                                      8,568,972
                                                                    -----------
            Pharmaceuticals - 0.0%
   500,000  Schering-Plough Corp.,
            5.550%, 12/01/2013                                          501,841
                                                                    -----------
            Pipelines - 1.8%
 3,685,000  Colorado Interstate Gas Co.,
            5.950%, 3/15/2015                                         3,588,324
   125,000  Colorado Interstate Gas Co.,
            6.800%, 11/15/2015                                          128,552
 2,010,000  DCP Midstream LP,
            6.450%, 11/03/2036, 144A                                  1,985,520
    70,000  El Paso Corp.,
            6.375%, 2/01/2009                                            70,165
 2,470,000  El Paso Corp.,
            6.950%, 6/01/2028                                         2,294,904
   935,000  El Paso Corp.,
            7.000%, 5/15/2011                                           953,312
   250,000  El Paso Corp.,
            7.750%, 6/15/2010(b)                                        259,353
   540,000  Energy Transfer Partners LP,
            6.125%, 2/15/2017                                           533,219
 1,605,000  Energy Transfer Partners LP,
            6.625%, 10/15/2036                                        1,567,316
   310,000  Kinder Morgan Finance,
            5.700%, 1/05/2016                                           285,720
   130,000  Kinder Morgan Finance,
            6.400%, 1/05/2036                                           114,884
   320,000  Kinder Morgan, Inc., Senior Note,
            5.150%, 3/01/2015                                           291,709
 2,500,000  ONEOK Partners LP,
            6.650%, 10/01/2036                                        2,479,600
 2,130,000  Plains All American Pipeline LP,
            6.125%, 1/15/2017, 144A                                   2,114,010
 4,595,000  Plains All American Pipeline LP,
            6.650%, 1/15/2037, 144A                                   4,530,477
 4,215,000  Southern Natural Gas Co.,
            5.900%, 4/01/2017, 144A                                   4,076,824
 2,415,000  Tennessee Gas Pipeline Co.,
            7.000%, 10/15/2028(b)                                     2,487,020
                                                                    -----------
                                                                     27,760,909
                                                                    -----------
            Property & Casualty Insurance - 2.5%
 3,460,000  Marsh & McLennan Cos., Inc.,
            5.375%, 7/15/2014                                         3,237,041
 2,590,000  Marsh & McLennan Cos., Inc.,
            5.750%, 9/15/2015                                         2,447,382
 9,845,000  Marsh & McLennan Cos., Inc.,
            5.875%, 8/01/2033(b)                                      8,288,889
15,875,000  Travelers Cos., Inc. (The),
            6.250%, 6/15/2037                                        15,372,635
 2,830,000  Travelers Property Casualty Corp.,
            6.375%, 3/15/2033                                         2,807,714
 4,830,000  Willis North America, Inc.,
            6.200%, 3/28/2017                                         4,729,512
                                                                    -----------
                                                                     36,883,173
                                                                    -----------
            Railroads - 1.5%
 5,000,000  Canadian Pacific Railway Ltd.,
            4.900%, 6/15/2010, (CAD), 144A                            4,681,020
 6,965,000  Canadian Pacific Railway Ltd.,
            5.950%, 5/15/2037                                         6,546,626
 9,110,000  CSX Corp.,
            6.000%, 10/01/2036(b)                                     8,504,877
   195,000  Missouri Pacific Railroad Co.,
            4.750%, 1/01/2020                                           161,850
   243,000  Missouri Pacific Railroad Co.,
            4.750%, 1/01/2030                                           189,540
   351,000  Missouri Pacific Railroad Co.,
            5.000%, 1/01/2045                                           267,641
 1,700,000  Union Pacific Corp.,
            5.375%, 6/01/2033                                         1,482,213
                                                                    -----------
                                                                     21,833,767
                                                                    -----------
            Real Estate Investment Trusts - 1.6%
 4,000,000  Colonial Realty LP,
            4.800%, 4/01/2011                                         3,855,928
   625,000  Colonial Realty LP,
            5.500%, 10/01/2015                                          600,708
 5,000,000  Equity One, Inc.,
            6.000%, 9/15/2017, 144A                                   4,890,800
10,500,000  First Industrial LP,
            5.950%, 5/15/2017                                        10,205,107
 2,390,000  Highwoods Properties, Inc.,
            5.850%, 3/15/2017, 144A                                   2,311,692
 2,195,000  Highwoods Properties, Inc.,
            7.500%, 4/15/2018                                         2,376,737
   234,000  iStar Financial, Inc., Series REGS,
            5.700%, 3/01/2014                                           228,293
                                                                    -----------
                                                                     24,469,265
                                                                    -----------
            Restaurants - 0.0%
 1,000,000  McDonald's Corp.,
            3.628%, 10/10/2010, (SGD)                                   662,476
                                                                    -----------
            Retailers - 1.4%
 3,785,000  Home Depot, Inc.,
            5.875%, 12/16/2036                                        3,372,439
 8,310,000  J.C. Penney Corp., Inc.,
            6.375%, 10/15/2036                                        7,913,671
    22,000  J.C. Penney Corp., Inc.,
            7.125%, 11/15/2023                                           23,647
10,580,000  Macy's Retail Holdings, Inc.,
            6.375%, 3/15/2037                                        10,177,368
                                                                    -----------
                                                                     21,487,125
                                                                    -----------
            Sovereigns - 13.1%
 4,250,000  Canadian Government,
            4.000%, 6/01/2016, (CAD)                                  3,843,360
83,940,000  Canadian Government,
            4.250%, 9/01/2008, (CAD)                                 78,755,785

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)      Description                                        Value (+)
-----------      ------------------------------------------------  ------------
                 Sovereigns - continued
$  5,600,000     Canadian Government,
                 4.250%, 12/01/2008, (CAD)                         $  5,248,440
  38,265,000     Canadian Government,
                 4.500%, 9/01/2007, (CAD)                            36,037,998
   9,600,000     Canadian Government,
                 5.500%, 6/01/2010, (CAD)                             9,266,689
   3,430,000     Canadian Government,
                 5.750%, 6/01/2033, (CAD)                             3,852,549
   5,000,000     Canadian Government, Series WH31,
                 6.000%, 6/01/2008, (CAD)                             4,767,419
   3,038,000(++) Mexican Fixed Rate Bonds, Series M-20,
                 8.000%, 12/07/2023, (MXN)                           28,886,317
     770,000(++) Mexican Fixed Rate Bonds, Series MI-10,
                 9.000%, 12/20/2012, (MXN)                            7,541,722
     325,000     Republic of Brazil,
                 8.875%, 4/15/2024                                      404,625
  16,955,000     Republic of Brazil,
                 10.250%, 1/10/2028, (BRL)(b)                        10,083,513
     250,000     Republic of Brazil,
                 11.000%, 8/17/2040(b)                                  327,875
   6,285,000     Republic of Brazil,
                 12.500%, 1/05/2022, (BRL)                            4,229,536
     235,000     Republic of Peru,
                 6.125%, 3/07/2017(c)                                   235,000
  26,245,000     Republic of South Africa,
                 13.000%, 8/31/2010, (ZAR)                            4,112,647
                                                                   ------------
                                                                    197,593,475
                                                                   ------------
                 Supermarkets - 0.2%
   1,000,000     Albertson's, Inc.,
                 6.625%, 6/01/2028                                      901,190
   1,900,000     Albertson's, Inc.,
                 7.450%, 8/01/2029                                    1,853,125
                                                                   ------------
                                                                      2,754,315
                                                                   ------------
                 Supranational - 2.1%
  15,500,000     European Investment Bank,
                 4.600%, 1/30/2037, (CAD), 144A                      13,881,726
  22,000,000     Inter-American Development Bank, Series EMTN,
                 Zero Coupon, 5/11/2009, (BRL)                        9,256,014
  13,265,000     Inter-American Development Bank, Series EMTN,
                 6.000%, 12/15/2017, (NZD)                            9,218,336
                                                                   ------------
                                                                     32,356,076
                                                                   ------------
                 Technology - 2.6%
   2,500,000     Arrow Electronics, Inc.,
                 6.875%, 7/01/2013                                    2,584,540
   2,000,000     Arrow Electronics, Inc.,
                 6.875%, 6/01/2018                                    2,037,448
   9,000,000     Avnet, Inc.,
                 5.875%, 3/15/2014                                    8,878,005
   6,230,000     Avnet, Inc.,
                 6.000%, 9/01/2015                                    6,004,081
   1,540,000     Avnet, Inc.,
                 6.625%, 9/15/2016                                    1,560,411
     260,000     Corning, Inc.,
                 6.850%, 3/01/2029                                      262,019
   6,650,000     Corning, Inc.,
                 7.250%, 8/15/2036                                    6,854,734
   2,965,000     Intuit, Inc.,
                 5.750%, 3/15/2017                                    2,853,925
   1,750,000     Motorola, Inc.,
                 5.220%, 10/01/2097                                   1,232,814
   1,000,000     Motorola, Inc.,
                 6.500%, 9/01/2025                                      956,539
   1,625,000     Motorola, Inc.,
                 8.000%, 11/01/2011                                   1,753,960
   3,115,000     Samsung Electronics Co. Ltd.,
                 7.700%, 10/01/2027, 144A                             3,419,167
                                                                   ------------
                                                                     38,397,643
                                                                   ------------
                 Textile - 0.0%
      25,000     Kellwood Co.,
                 7.625%, 10/15/2017                                      24,102
                                                                   ------------
                 Tobacco - 0.8%
   2,000,000     Altria Group, Inc.,
                 7.000%, 11/04/2013                                   2,121,296
   7,625,000     Reynolds American, Inc.,
                 6.750%, 6/15/2017                                    7,731,986
   2,035,000     Reynolds American, Inc.,
                 7.250%, 6/15/2037                                    2,094,917
                                                                   ------------
                                                                     11,948,199
                                                                   ------------
                 Transportation Services - 0.1%
   1,000,000     ERAC USA Finance Co.,
                 6.800%, 2/15/2008, 144A                              1,004,826
                                                                   ------------
                 Treasuries - 21.1%
  97,695,000     U.S. Treasury Bond,
                 4.500%, 2/15/2036(b)                                88,459,794
  92,945,000     U.S. Treasury Bond,
                 4.750%, 2/15/2037(b)                                87,637,004
 136,940,000     U.S. Treasury Bond,
                 5.375%, 2/15/2031(b)                               140,620,263
                                                                   ------------
                                                                    316,717,061
                                                                   ------------
                 Wireless - 1.9%
   1,000,000     America Movil SAB de CV,
                 4.125%, 3/01/2009                                      980,623
      35,000     Nextel Communications, Inc., Series E,
                 6.875%, 10/31/2013                                      34,739
  13,965,000     Nextel Communications, Inc., Series F,
                 5.950%, 3/15/2014                                   13,301,006
   1,400,000     Philippine Long Distance Telephone Co., Series
                   EMTN,
                 8.350%, 3/06/2017                                    1,564,500
      52,000     Sprint Capital Corp.,
                 6.875%, 11/15/2028                                      49,497
      93,000     Sprint Nextel Corp.,
                 6.000%, 12/01/2016                                      88,225
  12,805,000     Vodafone Group Plc,
                 6.150%, 2/27/2037                                   11,912,363
                                                                   ------------
                                                                     27,930,953
                                                                   ------------
                 Wirelines - 4.2%
   6,625,000     AT&T Corp.,
                 6.500%, 3/15/2029                                    6,376,437
   1,205,000     AT&T, Inc.,
                 6.150%, 9/15/2034                                    1,155,365
   1,500,000     Bell Canada,
                 5.000%, 2/15/2017, (CAD)                             1,249,112
   8,125,000     BellSouth Corp.,
                 6.000%, 11/15/2034(b)                                7,604,862

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)  Description                                           Value (+)
-----------  -------------------------------------------------  --------------
             Wirelines - continued
$    350,000 GTE Corp.,
             6.940%, 4/15/2028                                  $      359,976
   1,625,000 Koninklijke (Royal) KPN NV,
             8.375%, 10/01/2030                                      1,822,130
     620,000 New England Telephone & Telegraph,
             7.875%, 11/15/2029                                        678,319
     530,000 Qwest Capital Funding, Inc.,
             6.500%, 11/15/2018                                        477,000
   2,785,000 Qwest Capital Funding, Inc.,
             6.875%, 7/15/2028                                       2,433,394
   1,440,000 Qwest Capital Funding, Inc.,
             7.625%, 8/03/2021                                       1,375,200
   1,110,000 Qwest Capital Funding, Inc.,
             7.750%, 2/15/2031                                       1,046,175
      90,000 Qwest Corp.,
             6.875%, 9/15/2033(b)                                       84,375
   1,780,000 Telecom Italia Capital,
             6.000%, 9/30/2034                                       1,603,645
   2,850,000 Telecom Italia Capital,
             6.375%, 11/15/2033                                      2,684,555
  10,520,000 Telefonica Emisiones SAU,
             7.045%, 6/20/2036                                      10,894,270
   1,000,000 Telekom Malaysia Berhad,
             7.875%, 8/01/2025, 144A                                 1,182,532
  14,445,000 Telus Corp.,
             4.950%, 3/15/2017, (CAD)                               12,342,659
   7,175,000 Verizon Communications,
             5.850%, 9/15/2035                                       6,580,931
   2,484,000 Verizon Maryland, Inc.,
             5.125%, 6/15/2033                                       2,010,013
   1,330,000 Verizon New York, Inc., Series B,
             7.375%, 4/01/2032                                       1,398,875
                                                                --------------
                                                                    63,359,825
                                                                --------------
             Total Non-Convertible Bonds
             (Identified Cost $1,344,503,131)                    1,364,992,091
                                                                --------------
             Convertible Bonds - 1.5%
             Banking - 0.5%
   7,185,000 Wells Fargo & Co.,
             5.106%, 5/01/2033(c)                                    7,184,282
                                                                --------------
             Independent Energy - 0.2%
     500,000 Devon Energy Corp.,
             4.900%, 8/15/2008                                         786,250
   1,750,000 Devon Energy Corp.,
             4.950%, 8/15/2008                                       2,751,875
                                                                --------------
                                                                     3,538,125
                                                                --------------
             Media Non-Cable - 0.0%
     544,300 Liberty Media LLC,
             3.500%, 1/15/2031                                         536,135
                                                                --------------
             Pharmaceuticals - 0.4%
   5,920,000 Bristol-Myers Squibb Co.,
             4.860%, 9/15/2023(c)                                    5,994,000
     360,000 Watson Pharmaceuticals, Inc.,
             1.750%, 3/15/2023                                         348,750
                                                                --------------
                                                                     6,342,750
                                                                --------------
             Technology - 0.1%
     710,000 Avnet, Inc.,
             2.000%, 3/15/2034                                         898,150
                                                                --------------
             Wirelines - 0.3%
     205,000 Level 3 Communications, Inc.,
             6.000%, 9/15/2009                                         198,850
   3,740,000 Level 3 Communications, Inc.,
             6.000%, 3/15/2010                                       3,585,725
                                                                --------------
                                                                     3,784,575
                                                                --------------
             Total Convertible Bonds
             (Identified Cost $20,561,919)                          22,284,017
                                                                --------------
             Total Bonds and Notes
             (Identified Cost $1,365,065,050)                    1,387,276,108
                                                                --------------
Shares/
Principal
Amount (++)
-----------
Short-Term Investments - 29.1%
 356,955,046 State Street Securities Lending Quality Trust(e)      356,955,046
$ 80,293,000 Tri-Party Repurchase Agreement with Fixed Income
               Clearing Corporation, dated 6/29/07 at 4.250%
               to be repurchased at $80,321,437 on 7/02/07
               collateralized by $67,135,000 U.S. Treasury
               Bond, 7.125% due 2/15/23 with a value of
               $81,904,700 including accrued interest(f)            80,293,000
                                                                --------------
             Total Short-Term Investments
             (Identified Cost $437,248,046)                        437,248,046
                                                                --------------
             Total Investments - 121.3%
             (Identified Cost $1,802,313,096)(a)                 1,824,524,154
             Other assets less liabilities -- (21.3)%             (320,541,728)
                                                                --------------
             Total Net Assets -- 100.0%                         $1,503,982,426
                                                                ==============
--------
(++)  Principal amount stated in U.S. dollars unless otherwise noted.

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++)  Amount shown represents units. One unit represents a principal amount of
      100.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At June 30, 2007, the net unrealized appreciation on investments based on a cost of $1,803,901,932 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                       $ 44,102,800
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                      (23,480,578)
                                                            ------------
      Net unrealized appreciation                           $ 20,622,222
                                                            ============
      At September 30, 2006 the Fund had a capital loss carryover of approximately $215,200 all of which expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $354,251,576 and $356,955,046, respectively.
(c)   Variable rate security. Rate as of June 30, 2007 is disclosed.
(d) Illiquid Security. At June 30, 2007, the value of these securities amounted to $2,643,214 or 0.2% of total net assets.
(e)   Represents investments of security lending collateral.
(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

            LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF
                            INVESTMENTS (continued)

Investments as of June 30, 2007 (Unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $147,408,696 or 9.8% of total net assets.

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
GBP   British Pound
IDR   Indonesian Rupiah
ISK   Iceland Krona
KRW   South Korean Won
MXN   Mexican Peso
MYR   Malaysian Ringgit
NZD   New Zealand Dollar
SGD   Singapore Dollar
THB   Thailand Baht
ZAR   South African Rand

Holdings at June 30, 2007 as a Percentage of Net Assets (Unaudited)

   Treasuries                                                          21.1%
   Sovereigns                                                          13.1
   Banking                                                              4.8
   Wirelines                                                            4.5
   Electric                                                             2.9
   Government Guaranteed                                                2.8
   Healthcare                                                           2.8
   Technology                                                           2.7
   Property & Casualty Insurance                                        2.5
   Independent Energy                                                   2.3
   Airlines                                                             2.3
   Supranational                                                        2.1
   Other, less than 2% each                                            28.3

Currency Exposure at June 30, 2007 as a Percentage of Net Assets (Unaudited)

   United States Dollar                                                66.3%
   Canadian Dollar                                                     14.4
   Brazilian Real                                                       2.8
   Mexican Peso                                                         2.4
   Other, less than 2% each                                             6.3

     Loomis Sayles Limited Term Government and Agency Fund -- Portfolio Of
                                  Investments

Investments as of June 30, 2007 (Unaudited)

 Principal
 Amount     Description                                              Value (+)
 ---------  ------------------------------------------------------  -----------
 Bonds and Notes -- 81.6% of Net Assets
            Agency -- 3.3%
 $4,200,000 Federal Home Loan Bank,
            3.625%, 11/14/2008(b)                                   $ 4,110,813
                                                                    -----------
            Asset-Backed Securities -- 4.2%
  1,035,000 Countrywide Asset-Backed Certificates,
            Series 2004-S1, Class A
            3, 4.615%, 2/25/2035(c)                                     979,384
  2,200,000 Countrywide Asset-Backed Certificates,
            Series 2006-S1, Class A2,
            5.549%, 8/25/2021                                         2,190,226
    502,173 Residential Funding Mortgage
            Securities II, Series 2004-HI3, Class A4,
            4.630%, 1/25/2020                                           496,717
    660,000 Residential Funding Mortgage
            Securities II, Series 2005-HI3, Class A4,
            5.490%, 9/25/2035                                           636,454
    853,476 Residential Funding Mortgage
            Securities II, Series 2002-HI5, Class A
            7, 5.700%, 1/25/2028                                        849,553
                                                                    -----------
                                                                      5,152,334
                                                                    -----------
            Collateralized Mortgage Obligation -- 0.2%
    209,777 Federal Home Loan Mortgage Corporation,
            Series 3145, Class KA,
            5.000%, 8/15/2024                                           207,780
                                                                    -----------
            Hybrid ARMs -- 2.7%
  1,359,175 JPMorgan Mortgage Trust,
            Series 2006-A7, Class 1A3,
            5.914%, 1/25/2037(c)                                      1,358,953
  1,942,130 Morgan Stanley Mortgage Loan Trust,
            Series 2005-3AR, Class 5A,
            5.593%, 7/25/2035(c)                                      1,886,896
     19,260 Washington Mutual,
            Series 2004-AR7, Class A2A,
            3.537%, 7/25/2034(c)                                         19,241
                                                                    -----------
                                                                      3,265,090
                                                                    -----------
            Mortgage Backed Securities -- 1.1%
  1,400,000 Commercial Mortgage Pass Through Certificates,
            Series 2006-C7, Class A4,
            5.769%, 6/10/2046(c)                                      1,398,920
                                                                    -----------
            Mortgage Related -- 58.2%
    846,609 FHLMC,
            4.500%, 5/01/2034                                           771,298
  7,407,240 FHLMC,
            5.000%, with various maturities to 2030(d)                7,198,588
  2,570,613 FHLMC,
            5.500%, 12/01/2034                                        2,488,692
  6,937,280 FHLMC,
            6.000%, with various maturities to 2021(d)                6,968,385
 11,268,615 FHLMC,
            6.500%, with various maturities to 2034(d)               11,476,880
    275,697 FHLMC,
            7.000%, 2/01/2016                                           284,568
     44,826 FHLMC,
            7.500%, with various maturities to 2026(d)                   46,214
     23,832 FHLMC,
            8.000%, with various maturities to 2015(d)                   24,887
      6,494 FHLMC,
            10.000%, 7/01/2019                                            7,109
    271,797 FHLMC,
            11.500%, with various maturities to 2020(d)                 294,427
 13,989,908 FNMA,
            4.000%, with various maturities to 2019(d)               13,002,961
  2,864,723 FNMA,
            4.500%, with various maturities to 2035(d)                2,657,339
  2,131,917 FNMA,
            5.000%, 6/01/2035                                         2,003,031
  4,618,983 FNMA,
            5.500%, with various maturities to 2036(d)                4,487,471
  4,513,765 FNMA,
            6.000%, with various maturities to 2034(d)                4,521,973
  3,556,056 FNMA,
            6.058%, 2/01/2037(e)                                      3,583,607
  7,415,244 FNMA,
            6.500%, with various maturities to 2036(d)                7,506,078
    600,000 FNMA,
            6.625%, 9/15/2009(b)                                        617,662
    297,029 FNMA,
            7.000%, 12/01/2022                                          310,092
    615,413 FNMA,
            7.500%, with various maturities to 2032(d)                  639,872
    109,837 FNMA,
            8.000%, with various maturities to 2016(d)                  114,918
    145,355 GNMA,
            6.000%, 12/15/2031                                          145,068
    533,882 GNMA,
            6.500%, 5/15/2031                                           545,117
    466,781 GNMA,
            7.000%, with various maturities to 2029(d)                  486,606
     17,989 GNMA,
            9.000%, with various maturities to 2009(d)                   18,336
      4,963 GNMA,
            9.500%, 8/15/2009                                             5,150
      9,383 GNMA,
            12.500%, with various maturities to 2015(d)                  10,454
    120,380 GNMA,
            16.000%, with various maturities to 2012(d)                 137,596
     49,250 GNMA,
            17.000%, with various maturities to 2011(d)                  57,365

     Loomis Sayles Limited Term Government and Agency Fund -- Portfolio Of
                            Investments (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount      Description                                             Value (+)
---------   ----------------------------------------------------  ------------
            Mortgage Related -- continued
$   985,000 Greenwich Capital Commercial
            Funding Corp., Series 2005-GG5, Class A2,
            5.117%, 4/10/2037                                     $    974,062
                                                                  ------------
                                                                    71,385,806
                                                                  ------------
            Treasuries -- 11.9%
  9,315,000 U.S. Treasury Note,
            3.125%, 10/15/2008(b)                                    9,103,233
  1,930,000 U.S. Treasury Note,
            6.125%, 8/15/2007(b)                                     1,932,563
  4,000,000 U.S. Treasury STRIPS,
            Zero Coupon, 11/15/2009                                  3,571,888
                                                                  ------------
                                                                    14,607,684
                                                                  ------------
            Total Bonds and Notes
            (Identified Cost $102,091,143)                         100,128,427
                                                                  ------------
Shares/
Principal
Amount
---------
Short-Term Investments -- 32.1%
 16,796,123 State Street Securities Lending Quality Trust(f)        16,796,123
$   624,994 Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 6/29/2007 at 4.250% to
              be repurchased at $625,216 on 7/02/2007,
              collateralized by $520,000 U.S. Treasury Bond,
              7.250% due 8/15/2022 valued at $638,300 including
              accrued interest(g)                                      624,994
 20,000,000 Federal Home Loan Mortgage Corp., Discount Note,
              Zero Coupon, 7/16/2007                                19,957,325
  2,000,000 Federal National Mortgage Association, Discount
              Note, Zero Coupon, 7/25/2007(b)                        1,993,120
                                                                  ------------
            Total Short-Term Investments
            (Identified Cost $39,371,562)                           39,371,562
                                                                  ------------
            Total Investments -- 113.7%
            (Identified Cost $141,462,705)(a)                      139,499,989
            Other assets less liabilities -- (13.7)%               (16,784,613)
                                                                  ------------
            Net Assets -- 100%                                    $122,715,376
                                                                  ============

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

     Loomis Sayles Limited Term Government and Agency Fund -- Portfolio Of
                            Investments (continued)

Investments as of June 30, 2007 (Unaudited)

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
       At June 30, 2007, the net unrealized depreciation on investments based on a cost of $141,663,880 for federal income tax purposes was as follows:
       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                       $   183,531
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                      (2,347,422)
                                                             -----------
       Net unrealized depreciation                           $(2,163,891)
                                                             ===========
       At September 30, 2006, the Fund had a capital loss carryover of approximately $22,102,133 of which $9,755,614 expires on September 30, 2007, $4,165,768 expires on September 30, 2008, $4,128,091 expires on
       September 30, 2009, $663,109 expires on September 30, 2010, $425,323 expires on September 30, 2011, $193,904 expires on September 30, 2012 and $2,770,324 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $16,481,273 and $16,796,123.
(c) Variable Rate Security. Interest rate disclosed is that which was in effect at June 30, 2007. Date disclosed is the next interest rate reset date.
(d) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.
(f)    Represents investment of securities lending collateral.
(g) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ARM    Adjustable Rate Mortgage
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
GNMA   Government National Mortgage Association
STRIPS Separate Trading of Registered Interest and Principal of Securities

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

   Mortgage Related                                                    58.2%
   Treasuries                                                          11.9
   Asset-Backed Securities                                              4.2
   Agency                                                               3.3
   Hybrid ARMs                                                          2.7
   Other, less than 2% each                                             1.3

        Loomis Sayles Municipal Income Fund -- Portfolio Of Investments

Investments as of June 30, 2007 (Unaudited)

Principal
Amount      Description                                              Value (+)
---------   -------------------------------------------------------  ----------
Tax Exempt Obligations -- 99.2% of Net Assets
            California -- 7.0%
$ 1,000,000 California Health Facilities Financing Authority
            (Catholic Healthcare West), Series I,
            4.950%, 7/01/2026                                        $1,031,560
  1,000,000 California Health Facilities Financing Authority
            (Cedar-Sinai Medical Center),
            5.000%, 11/15/2027                                        1,012,210
  2,655,000 California Statewide Communities Development Authority
            (California Endowment),
            5.250%, 7/01/2023                                         2,789,768
  1,500,000 California Statewide Communities Development Authority
            (Sutter Health), Series A,
            5.000%, 11/15/2043                                        1,508,055
                                                                     ----------
                                                                      6,341,593
                                                                     ----------
            Colorado -- 2.7%
  2,500,000 Colorado Health Facilities Authority,
            5.000%, 12/01/2035                                        2,508,400
                                                                     ----------
            District of Columbia -- 3.4%
  3,000,000 Metropolitan Washington D.C. Airports Authority,
            5.125%, 10/01/2029 (FGIC insured)                         3,069,660
                                                                     ----------
            Florida -- 1.1%
  1,000,000 Jacksonville, FL, Economic Development Community Health
            Care Facilities (Mayo Clinic),
            5.000%, 11/15/2036                                        1,010,640
                                                                     ----------
            Guam -- 1.2%
  1,000,000 Guam Government Waterworks Authority,
            5.875%, 7/01/2035                                         1,057,380
                                                                     ----------
            Illinois -- 3.4%
  1,000,000 Illinois Educational Facility Authority Revenue,
            5.000%, 7/01/2033                                         1,021,780
  2,000,000 Metropolitan Pier & Exposition Authority, IL,
            5.250%, 6/15/2042 (MBIA insured)                          2,076,360
                                                                     ----------
                                                                      3,098,140
                                                                     ----------
            Louisiana -- 5.5%
  4,000,000 DeSoto Parish, LA, Environmental Improvement,
            5.000%, 11/01/2018                                        3,992,880
  1,000,000 Ernest N. Morial, New Orleans, LA, Exhibit Hall
            Authority,
            5.000%, 7/15/2033 (AMBAC insured)                         1,014,530
                                                                     ----------
                                                                      5,007,410
                                                                     ----------
            Massachusetts -- 4.0%
  1,000,000 Massachusetts Development Finance Agency
            (Simmons College), Series H,
            5.250%, 10/01/2033 (XLCA insured)                         1,092,350
  1,440,000 Massachusetts State Consolidated Loan, Series A,
            5.000%, 3/01/2019                                         1,527,249
  1,045,000 Massachusetts State Health & Educational Facilities
            Authority (Lahey Clinic Medical Center),
            4.500%, 8/15/2035 (FGIC insured)                            986,083
                                                                     ----------
                                                                      3,605,682
                                                                     ----------
            Michigan -- 6.4%
  1,500,000 Michigan State Hospital Finance Authority Revenue
            (Henry Ford Health System),
            Series A,
            5.000%, 11/15/2038                                        1,497,540
  1,100,000 Michigan State Hospital Finance Authority Revenue
            (Oakwood Obligated Group),
            5.500%, 11/01/2014                                        1,162,964
  1,000,000 Taylor Brownfield Redevelopment Authority, MI,
            5.000%, 5/01/2025 (MBIA insured)                          1,033,270
  2,000,000 University of Michigan Hospital,
            5.250%, 12/01/2020                                        2,088,740
                                                                     ----------
                                                                      5,782,514
                                                                     ----------
            Minnesota -- 3.5%
  1,000,000 Chaska Minnesota Electric Revenue,
            5.250%, 10/01/2025                                        1,051,080
  2,000,000 Minnesota State Municipal Power Agency,
            5.250%, 10/01/2024                                        2,094,180
                                                                     ----------
                                                                      3,145,260
                                                                     ----------
            Mississippi -- 6.9%
  2,000,000 Lowndes County, MS, Solid Waste Disposal & Pollution
            Control,
            6.700%, 4/01/2022                                         2,335,380
  2,500,000 Lowndes County, MS, Solid Waste Disposal & Pollution
            Control,
            6.800%, 4/01/2022                                         2,944,950
  1,000,000 Mississippi, Hospital Equipment & Facilities Authority
            (Delta Regional Medical Center), 5.000%, 2/01/2035
            (MBIA insured)                                            1,018,240
                                                                     ----------
                                                                      6,298,570
                                                                     ----------
            New Jersey -- 4.7%
  1,000,000 New Jersey Economic Development Authority,
            5.500%, 6/15/2024                                         1,027,430
  1,000,000 New Jersey Economic Development Authority Revenue,
            Cigarette Tax,
            5.625%, 6/15/2018                                         1,025,370
  2,000,000 New Jersey Transportation Trust Fund Authority,
            Series A,
            5.500%, 12/15/2023                                        2,218,260
                                                                     ----------
                                                                      4,271,060
                                                                     ----------
            New York -- 18.1%
  1,020,000 New York, NY,
            6.000%, 1/15/2020                                         1,110,770
  1,400,000 New York, NY, City Health & Hospital Corp.,
            5.000%, 2/15/2020 (FSA insured)                           1,441,118

Investments as of June 30, 2007 (Unaudited)

 Principal
 Amount     Description                                              Value (+)
 ---------  ------------------------------------------------------  -----------
            New York -- continued
 $1,000,000 New York, NY, City Industrial Development Agency,
            5.500%, 1/01/2024(b)                                    $ 1,051,180
  2,000,000 New York, NY, City Municipal Water Finance Authority,
            Series C,
            5.000%, 6/15/2025 (MBIA insured)                          2,075,600
  1,000,000 New York, NY, City Municipal Water Finance Authority,
            Series A,
            5.125%, 6/15/2034 (FSA insured)                           1,033,670
  1,000,000 New York State Dormitory Authority (Rockefeller
            University),
            5.000%, 7/01/2032(b)                                      1,028,860
  2,000,000 New York State Dormitory Authority,
            5.500%, 5/15/2013                                         2,118,600
  2,200,000 New York State Dormitory Authority,
            5.750%, 7/01/2013                                         2,341,020
  1,000,000 New York State Housing Finance Agency,
            5.250%, 9/15/2019                                         1,073,330
  3,000,000 New York State Municipal Bond Bank Agency, Series C,
            5.250%, 6/01/2020                                         3,147,120
                                                                    -----------
                                                                     16,421,268
                                                                    -----------
            North Carolina -- 1.5%
  1,300,000 North Carolina Eastern Municipal Power Agency,
            Series A,
            5.500%, 1/01/2012                                         1,367,392
                                                                    -----------
            Oregon -- 3.1%
  1,750,000 Multnomah County, OR, Hospital Facilities Authority
            (Providence Health System),
            5.250%, 10/01/2012                                        1,841,368
    500,000 Oregon, Western Generation Agency, Wauna Congeneration
            Project,
            Series A,
            5.000%, 1/01/2020                                           506,205
    485,000 Oregon, Western Generation Agency, Wauna Cogeneration
            Project, Series A,
            5.000%, 1/01/2021                                           489,675
                                                                    -----------
                                                                      2,837,248
                                                                    -----------
            Pennsylvania -- 2.9%
  2,500,000 Pennsylvania State Industrial Development Authority,
            5.500%, 7/01/2019 (AMBAC insured)                         2,682,725
                                                                    -----------
            Puerto Rico -- 3.5%
  1,000,000 Puerto Rico Commonwealth Infrastructure Financing
            Authority, Series A,
            5.500%, 10/01/2040                                        1,051,690
  2,000,000 Puerto Rico Public Finance Corp., Commonwealth
            Appropriation, Series A,
            5.750%, 8/01/2027(b)                                      2,108,960
                                                                    -----------
                                                                      3,160,650
                                                                    -----------
            South Carolina -- 3.5%
  1,100,000 Charleston Educational Excellence Finance Corp.,
            5.250%, 12/01/2030                                        1,146,992
  1,155,000 Lexington One School Facilities Corp.,
            5.000%, 12/01/2026                                        1,182,812
    800,000 Newberry Investing in Children's Education (Newberry
            County School District),
            5.250%, 12/01/2022                                          821,840
                                                                    -----------
                                                                      3,151,644
                                                                    -----------
            South Dakota -- 1.4%
  1,250,000 South Dakota Health & Educational Facilities Authority
            (Sioux Valley Hospital),
            5.250%, 11/01/2027                                        1,288,963
                                                                    -----------
            Tennessee -- 5.1%
  2,000,000 Knox County, TN Health Educational & Housing
            Facilities Board, Hospital Facilities Revenue, Series
            A, Zero Coupon, 1/01/2035                                   457,360
  2,500,000 Tennessee Energy Acquisition Corp., Gas Revenue,
            Series A,
            5.250%, 9/01/2026                                         2,659,175
  1,500,000 Tennessee Housing Development Agency, Series A,
            5.200%, 7/01/2023                                         1,547,820
                                                                    -----------
                                                                      4,664,355
                                                                    -----------
            Texas -- 7.9%
  1,130,000 Conroe, TX, Independent School District,
            4.500%, 2/15/2030                                         1,075,997
  2,000,000 Dallas-Fort Worth, TX, International Airport,
            5.500%, 11/01/2033 (MBIA insured)                         2,087,600
  1,260,000 Keller, TX, Independent School District, Series A,
            4.500%, 8/15/2031                                         1,187,399
  1,650,000 SA Energy Acquisition Public Facility Corp., Texas Gas
            Supply Revenue,
            5.500%, 8/01/2027                                         1,804,424
  1,000,000 Tarrant County, TX, Cultural Education Facilities
            Finance Corp. Revenue (Texas Health Resources), Series
            A, 5.000%, 2/15/2036                                      1,009,070
                                                                    -----------
                                                                      7,164,490
                                                                    -----------
            Washington -- 2.4%
  2,000,000 Energy Northwest, WA, Electric, Project No. 1,
            Series A,
            5.500%, 7/01/2014                                         2,162,340
                                                                    -----------
            Total Tax Exempt Obligations
            (Identified Cost $88,943,600)                            90,097,384
                                                                    -----------

Investments as of June 30, 2007 (Unaudited)

 Principal
 Amount    Description                                              Value (+)
 --------- ------------------------------------------------------  -----------
 Short-Term Investments -- 0.0%
  $38,687  Tri-Party Repurchase Agreement with Fixed Income
           Clearing Corporation, dated 6/29/2007 at 4.250% to be
           repurchased at $38,701 on 7/02/2007, collateralized by
           $35,000 U.S. Treasury Bond, 7.25% due 8/15/2022 valued
           at $42,963, including accrued interest(c) (Identified
           Cost $38,687)                                           $    38,687
                                                                   -----------
           Total Investments -- 99.2% (Identified Cost
           $88,982,287)(a)                                          90,136,071
           Other assets less liabilities -- 0.8%                       720,437
                                                                   -----------
           Net Assets -- 100%                                      $90,856,508
                                                                   ===========
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $88,666,985 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                         $ 2,134,734
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                               (665,648)
                                                              -----------
      Net unrealized appreciation                             $ 1,469,086
                                                              ===========
(b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
AMBAC American Municipal Bond Assurance Corp.
FGIC  Financial Guarantee Insurance Company
FSA   Financial Security Assurance, Inc.
MBIA  Municipal Bond Investors Assurance Corp.
XLCA  XL Capital Assurance

Investments as of June 30, 2007 (Unaudited)

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

   Corporate Backed/Industrial Revenue/Pollution Control               13.2%
   Hospital                                                             9.4
   Hospital Obligated Group                                             8.6
   Electric                                                             8.4
   College & Universities                                               7.2
   Special Tax                                                          6.8
   Airport                                                              5.7
   Gas                                                                  4.9
   State Appropriation                                                  4.8
   Lease                                                                4.6
   Water & Sewage                                                       4.6
   Bond Bank/Pooled Loan Program                                        3.5
   Non-Profit                                                           3.1
   Senior Living                                                        2.8
   School District                                                      2.5
   City & Town                                                          2.3
   Other, less than 2% each                                             6.8

            LOOMIS SAYLES RESEARCH FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

Shares Description                                                   Value (+)
------ ------------------------------------------------------------  ----------
Common Stocks - 99.3% of Total Net Assets
       Aerospace & Defense - 5.6%
 4,917 Boeing Co.                                                    $  472,819
 3,244 Precision Castparts Corp.                                        393,692
 4,560 Rockwell Collins, Inc.                                           322,118
 6,474 United Technologies Corp.                                        459,201
                                                                     ----------
                                                                      1,647,830
                                                                     ----------
       Beverages - 4.6%
11,782 Coca-Cola Co.                                                    616,317
 6,207 Hansen Natural Corp.(b)(c)                                       266,777
 7,098 PepsiCo, Inc.                                                    460,305
                                                                     ----------
                                                                      1,343,399
                                                                     ----------
       Biotechnology - 2.0%
 3,389 Genentech, Inc.(c)                                               256,412
 8,926 Gilead Sciences, Inc.(c)                                         346,061
                                                                     ----------
                                                                        602,473
                                                                     ----------
       Capital Markets - 4.9%
 2,607 Goldman Sachs Group, Inc.                                        565,067
 6,997 Merrill Lynch & Co., Inc.                                        584,809
 4,274 State Street Corp.                                               292,342
                                                                     ----------
                                                                      1,442,218
                                                                     ----------
       Commercial Banks - 3.1%
 5,536 PNC Financial Services Group, Inc.                               396,267
14,647 Wells Fargo & Co.                                                515,135
                                                                     ----------
                                                                        911,402
                                                                     ----------
       Communications Equipment - 5.1%
29,801 Cisco Systems, Inc.(c)                                           829,958
15,220 Corning, Inc.(c)                                                 388,871
 6,723 QUALCOMM, Inc.                                                   291,711
                                                                     ----------
                                                                      1,510,540
                                                                     ----------
       Computers & Peripherals - 4.5%
 8,549 Dell, Inc.(c)                                                    244,074
20,630 EMC Corp.(c)                                                     373,403
15,811 Hewlett-Packard Co.                                              705,487
                                                                     ----------
                                                                      1,322,964
                                                                     ----------
       Consumer Finance - 2.2%
10,478 American Express Co.                                             641,044
                                                                     ----------
       Diversified Financial Services - 3.1%
13,937 Bank of America Corp.                                            681,380
   415 Chicago Mercantile Exchange Holdings, Inc., Class A              221,759
                                                                     ----------
                                                                        903,139
                                                                     ----------
       Diversified Telecommunications Services - 3.7%
25,882 AT&T, Inc.                                                     1,074,103
                                                                     ----------
       Electric Utilities - 1.7%
 2,220 Entergy Corp.                                                    238,317
 3,483 Exelon Corp.                                                     252,866
                                                                     ----------
                                                                        491,183
                                                                     ----------
       Electrical Equipment - 1.2%
 7,333 Emerson Electric Co.                                             343,184
                                                                     ----------
       Energy Equipment & Services - 3.0%
 3,217 Baker Hughes, Inc.(b)                                            270,646
 3,106 Grant Prideco, Inc.(b)(c)                                        167,196
 3,199 Schlumberger Ltd.                                                271,723
 1,536 Transocean, Inc.(b)(c)                                           162,786
                                                                     ----------
                                                                        872,351
                                                                     ----------
       Food & Staples Retailing - 1.7%
13,641 CVS Caremark Corp.                                               497,214
                                                                     ----------
       Food Products - 0.5%
 4,727 Dean Foods Co.                                                   150,649
                                                                     ----------
       Healthcare Equipment & Supplies - 1.4%
 7,158 Baxter International, Inc.                                       403,282
                                                                     ----------
       Healthcare Providers & Services - 0.9%
 3,782 Cardinal Health, Inc.(b)                                         267,160
                                                                     ----------
       Hotels, Restaurants & Leisure - 2.8%
 3,007 Chipotle Mexican Grill, Inc., Class A(b)(c)                      256,437
 6,126 Hilton Hotels Corp.(b)                                           205,037
 6,983 McDonald's Corp.                                                 354,457
                                                                     ----------
                                                                        815,931
                                                                     ----------
       Household Products - 2.2%
 6,656 Colgate-Palmolive Co.                                            431,641
 3,325 Procter & Gamble Co. (The)                                       203,457
                                                                     ----------
                                                                        635,098
                                                                     ----------
       Independent Power Producer & Energy - 2.0%
 2,642 Constellation Energy Group(b)                                    230,303
 8,828 NRG Energy, Inc.(b)(c)                                           366,980
                                                                     ----------
                                                                        597,283
                                                                     ----------
       Industrial Conglomerates - 2.3%
 3,264 Textron, Inc.(b)                                                 359,399
 9,030 Tyco International Ltd.                                          305,124
                                                                     ----------
                                                                        664,523
                                                                     ----------
       Insurance - 6.6%
 3,980 ACE Ltd.                                                         248,830
11,012 American International Group, Inc.(b)                            771,170
 6,730 Chubb Corp. (The)                                                364,362
 5,867 Prudential Financial, Inc.                                       570,449
                                                                     ----------
                                                                      1,954,811
                                                                     ----------
       Internet Software & Services - 2.7%
 7,761 eBay, Inc.(c)                                                    249,749
 1,026 Google, Inc., Class A(c)                                         536,988
                                                                     ----------
                                                                        786,737
                                                                     ----------
       Life Science Tools & Services - 1.3%
 7,584 Thermo Fisher Scientific, Inc.(b)(c)                             392,244
                                                                     ----------
       Machinery - 2.3%
 4,647 Danaher Corp.(b)                                                 350,849
 3,628 Eaton Corp.                                                      337,404
                                                                     ----------
                                                                        688,253
                                                                     ----------
       Media - 3.0%
23,738 Time Warner, Inc.                                                499,448
11,523 Walt Disney Co. (The)                                            393,395
                                                                     ----------
                                                                        892,843
                                                                     ----------
       Metals & Mining - 3.3%
 1,809 Allegheny Technologies, Inc.(b)                                  189,728
 9,535 Freeport-McMoRan Copper & Gold, Inc.                             789,689
                                                                     ----------
                                                                        979,417
                                                                     ----------
       Multiline Retail - 2.8%
 5,971 Kohl's Corp.(c)                                                  424,120
 7,976 Nordstrom, Inc.                                                  407,733
                                                                     ----------
                                                                        831,853
                                                                     ----------
       Oil, Gas & Consumable Fuels - 7.6%
 4,301 Chesapeake Energy Corp.(b)                                       148,815
 5,325 ConocoPhillips                                                   418,013
14,730 ExxonMobil Corp.                                               1,235,552
 4,390 Hess Corp.                                                       258,834

Investments as of June 30, 2007 (Unaudited)

Shares    Description                                               Value (+)
------    -------------------------------------------------------  -----------
          Oil, Gas & Consumable Fuels (continued)
    3,039 XTO Energy, Inc.                                         $   182,644
                                                                   -----------
                                                                     2,243,858
                                                                   -----------
          Pharmaceuticals - 6.2%
    7,911 Abbott Laboratories                                          423,634
   11,981 Merck & Co., Inc.                                            596,654
   12,053 Schering-Plough Corp.                                        366,893
    7,768 Wyeth                                                        445,417
                                                                   -----------
                                                                     1,832,598
                                                                   -----------
          Real Estate Management & Development - 0.8%
    6,730 CB Richard Ellis Group, Inc., Class A(b)(c)                  245,645
                                                                   -----------
          Semiconductors & Semiconductor Equipment - 1.4%
   10,900 Texas Instruments, Inc.                                      410,167
                                                                   -----------
          Software - 1.6%
   23,789 Oracle Corp.(c)                                              468,881
                                                                   -----------
          Specialty Retail - 1.2%
   19,002 Gap, Inc. (The)(b)                                           362,938
                                                                   -----------
          Total Common Stocks
          (Identified Cost $25,979,979)                             29,227,215
                                                                   -----------
Principal
Amount
---------
Short-Term Investments - 12.8%
$280,000  Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 6/29/07 at 4.250% to be
            repurchased at $280,099 on 7/02/07 collateralized by
            $235,000 U.S. Treasury Bond, 7.125% due 2/15/23 with
            a value of $286,700 including accrued interest(d)          280,000
                                                                   -----------
Shares
------
3,504,007 State Street Securities Lending Quality Trust(e)           3,504,007
                                                                   -----------
          Total Short-Term Investments
          (Identified Cost $3,784,007)                               3,784,007
                                                                   -----------
          Total Investments - 112.1%
          (Identified Cost $29,763,986)(a)                          33,011,222
          Other assets less liabilities -- (12.1)%                  (3,572,913)
                                                                   -----------
          Total Net Assets -- 100.0%                               $29,438,309
                                                                   ===========
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.
    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

Investments as of June 30, 2007 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
    At June 30, 2007, the net unrealized appreciation on investments based on a cost of $29,763,986 for federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                 $ 3,510,115
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                                  (262,879)
                                                               -----------
    Net unrealized appreciation                                $ 3,247,236
                                                               ===========
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $3,435,764 and $3,504,007, respectively.
(c) Non-income producing security.
(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(e) Represents investments of security lending collateral.

Holdings at June 30, 2007 as a Percentage of Net Assets (Unaudited)

   Oil, Gas & Consumable Fuels                                          7.6%
   Insurance                                                            6.6
   Pharmaceuticals                                                      6.2
   Aerospace & Defense                                                  5.6
   Communications Equipment                                             5.1
   Capital Markets                                                      4.9
   Beverages                                                            4.6
   Computers & Peripherals                                              4.5
   Diversified Telecommunications Services                              3.7
   Metals & Mining                                                      3.3
   Commercial Banks                                                     3.1
   Diversified Financial Services                                       3.1
   Media                                                                3.0
   Energy Equipment & Services                                          3.0
   Multiline Retail                                                     2.8
   Hotels, Restaurants & Leisure                                        2.8
   Internet Software & Services                                         2.7
   Machinery                                                            2.3
   Industrial Conglomerates                                             2.3
   Consumer Finance                                                     2.2
   Household Products                                                   2.2
   Biotechnology                                                        2.0
   Independent Power Producer & Energy                                  2.0
   Other, Less than 2% Each                                            13.7

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Small Cap Growth Fund

                                                              Shares Value (+)
                                                              ------ ----------
COMMON STOCKS - 96.6% of Total Net Assets

Aerospace & Defense - 1.9%
American Science & Engineering, Inc.(b)(c)                     2,635 $  149,800
Moog, Inc., Class A(b)(c)                                      8,673    382,566
                                                                     ----------
                                                                        532,366
                                                                     ----------
Biotechnology - 3.7%
BioMarin Pharmaceutical, Inc.(b)(c)                            9,885    177,337
Indevus Pharmaceuticals, Inc.(b)(c)                           27,642    186,031
Metabolix, Inc.(b)(c)                                          7,880    197,236
Myriad Genetics, Inc.(b)(c)                                    4,835    179,813
Pharmion Corp.(c)                                              6,304    182,501
Theravance, Inc.(b)(c)                                         4,555    145,760
                                                                     ----------
                                                                      1,068,678
                                                                     ----------
Capital Markets - 2.0%
FCStone Group, Inc.(b)(c)                                      4,528    259,499
GFI Group, Inc.(b)(c)                                          4,535    328,697
                                                                     ----------
                                                                        588,196
                                                                     ----------
Commercial Services & Supplies - 11.9%
Advisory Board Co.(b)(c)                                       9,484    526,931
American Reprographics Co.(b)(c)                               9,546    293,921
FTI Consulting, Inc.(b)(c)                                    11,780    447,994
Huron Consulting Group, Inc.(b)(c)                             2,836    207,056
IHS, Inc., Class A(c)                                          8,338    383,548
Innerworkings, Inc.(b)(c)                                     13,596    217,808
Interface, Inc., Class A                                      18,290    344,949
Kenexa Corp.(b)(c)                                             8,955    337,693
On Assignment, Inc.(b)(c)                                     26,179    280,639
Waste Connections, Inc.(b)(c)                                 11,772    355,985
                                                                     ----------
                                                                      3,396,524
                                                                     ----------
Communications Equipment - 3.5%
C-COR, Inc.(b)(c)                                             16,847    236,869
Foundry Networks, Inc.(b)(c)                                  20,535    342,113
Harmonic, Inc.(b)(c)                                          22,640    200,817
Sonus Networks, Inc.(b)(c)                                    24,851    211,730
                                                                     ----------
                                                                        991,529
                                                                     ----------
Computers & Peripherals - 0.9%
Brocade Communications Systems, Inc.(b)(c)                    33,748    263,909
                                                                     ----------
Distributors - 1.3%
LKQ Corp.(b)(c)                                               14,988    369,604
                                                                     ----------
Diversified Consumer Services - 4.9%
Bright Horizons Family Solutions, Inc.(c)                      7,636    297,117
DeVry, Inc.(b)                                                10,298    350,338
New Oriental Education & Technology Group, Inc., ADR(b)(c)     5,394    289,765
Sotheby's(b)                                                   3,487    160,472
Steiner Leisure Ltd.(b)(c)                                     6,485    318,543
                                                                     ----------
                                                                      1,416,235
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                              Shares Value (+)
                                                              ------ ----------
COMMON STOCKS - continued

Diversified Telecommunications Services - 1.4%
Cbeyond, Inc.(c)                                               3,832 $  147,570
Cogent Communications Group, Inc.(b)(c)                        8,136    243,023
                                                                     ----------
                                                                        390,593
                                                                     ----------
Electric Utilities - 0.8%
ITC Holdings Corp.                                             5,947    241,627
                                                                     ----------
Electronic Equipment & Instruments - 0.7%
IPG Photonics Corp.(b)(c)                                      9,761    194,732
                                                                     ----------
Energy Equipment & Services - 2.8%
T-3 Energy Services, Inc.(c)                                   8,932    298,776
Tesco Corp.(b)(c)                                              7,167    226,119
Universal Compression Holdings, Inc.(b)(c)                     3,720    269,588
                                                                     ----------
                                                                        794,483
                                                                     ----------
Health Care Technology - 3.7%
Allscripts Healthcare Solutions, Inc.(b)(c)                   11,060    281,809
Phase Forward, Inc.(c)                                        17,982    302,637
Systems Xcellence, Inc.(c)                                     8,317    239,280
Vital Images, Inc.(b)(c)                                       9,155    248,650
                                                                     ----------
                                                                      1,072,376
                                                                     ----------
Healthcare Equipment & Supplies - 7.3%
Conceptus, Inc.(b)(c)                                          8,925    172,877
Hologic, Inc.(b)(c)                                            5,300    293,143
Inverness Medical Innovations, Inc.(b)(c)                      7,441    379,640
Kyphon, Inc.(b)(c)                                             6,351    305,801
Meridian Bioscience, Inc.(b)                                  12,502    270,793
NuVasive, Inc.(b)(c)                                          12,710    343,297
PolyMedica Corp.(b)                                            8,019    327,576
                                                                     ----------
                                                                      2,093,127
                                                                     ----------
Healthcare Providers & Services - 5.0%
inVentiv Health, Inc.(b)(c)                                   11,175    409,117
LHC Group, Inc.(b)(c)                                          7,802    204,412
NovaMed, Inc.(b)(c)                                           28,320    171,336
Radiation Therapy Services, Inc.(b)(c)                         9,916    261,188
Sun Healthcare Group, Inc.(b)(c)                              26,792    388,216
                                                                     ----------
                                                                      1,434,269
                                                                     ----------
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc., Class A(b)(c)                    2,577    219,767
Life Time Fitness, Inc.(b)(c)                                  6,096    324,490
McCormick & Schmick's Seafood Restaurants, Inc.(c)            10,015    259,789
Pinnacle Entertainment, Inc.(c)                                9,075    255,461
                                                                     ----------
                                                                      1,059,507
                                                                     ----------
Household Durables - 1.1%
Jarden Corp.(b)(c)                                             7,117    306,102
                                                                     ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                               Shares Value (+)
                                                               ------ ---------
COMMON STOCKS - continued

Insurance - 2.8%
Arch Capital Group Ltd.(c)                                      4,365 $316,637
Argonaut Group, Inc.(b)(c)                                      7,205  224,868
ProAssurance Corp.(b)(c)                                        4,880  271,670
                                                                      --------
                                                                       813,175
                                                                      --------
Internet Software & Services - 2.6%
Online Resources Corp.(b)(c)                                   17,353  190,535
VistaPrint Ltd.(b)(c)                                           8,728  333,846
Vocus, Inc.(c)                                                  8,342  209,468
                                                                      --------
                                                                       733,849
                                                                      --------
IT Services - 0.7%
Syntel, Inc.                                                    6,851  208,202
                                                                      --------
Leisure Equipment & Products - 1.0%
Smith & Wesson Holding Corp.(b)(c)                             17,660  295,805
                                                                      --------
Life Sciences Tools and Services - 0.7%
Exelixis, Inc.(b)(c)                                           17,288  209,185
                                                                      --------
Machinery - 2.9%
Kadant, Inc.(b)(c)                                              7,163  223,486
Middleby Corp.(b)(c)                                            4,514  270,027
RBC Bearings, Inc.(c)                                           7,969  328,721
                                                                      --------
                                                                       822,234
                                                                      --------
Media - 2.8%
Entravision Communications Corp., Class A(b)(c)                24,914  259,853
Knology, Inc.(b)(c)                                            13,203  229,336
Morningstar, Inc.(b)(c)                                         6,423  302,042
                                                                      --------
                                                                       791,231
                                                                      --------
Metals & Mining - 1.1%
Northwest Pipe Co.(b)(c)                                        9,189  326,853
                                                                      --------
Oil, Gas & Consumable Fuels - 3.1%
Arena Resources, Inc.(b)(c)                                     4,220  245,224
Helix Energy Solutions Group, Inc.(b)(c)                        5,062  202,024
Petrohawk Energy Corp.(b)(c)                                   13,545  214,824
TXCO Resources, Inc.(b)(c)                                     21,267  218,625
                                                                      --------
                                                                       880,697
                                                                      --------
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.(b)                                     2,445  277,508
                                                                      --------
Semiconductors & Semiconductor Equipment - 6.3%
ATMI, Inc.(b)(c)                                                7,841  235,230
Cavium Network, Inc.(c)                                         7,817  176,820
Cypress Semiconductor Corp.(b)(c)                              10,253  238,792
Netlogic Microsystems, Inc.(b)(c)                               9,784  311,523
Rudolph Technologies, Inc.(b)(c)                               14,152  235,065

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                          Shares     Value (+)
                                                         ---------- -----------
COMMON STOCKS - continued

Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc.(b)(c)                              9,711 $   393,781
Volterra Semiconductor Corp.(b)(c)                           14,925     211,935
                                                                    -----------
                                                                      1,803,146
                                                                    -----------
Software - 7.3%
Blackboard, Inc.(b)(c)                                        7,781     327,736
Glu Mobile, Inc.(b)(c)                                       17,470     242,833
Informatica Corp.(b)(c)                                      19,830     292,889
Opsware, Inc.(b)(c)                                          32,085     305,128
Quest Software, Inc.(c)                                      10,385     168,133
Taleo Corp., Class A(c)                                       9,273     208,921
Tyler Technologies, Inc.(b)(c)                               16,273     201,948
Ultimate Software Group, Inc.(b)(c)                          11,890     343,978
                                                                    -----------
                                                                      2,091,566
                                                                    -----------
Specialty Retail - 0.9%
Dick's Sporting Goods, Inc.(b)(c)                             4,250     247,223
                                                                    -----------
Textiles Apparel & Luxury Goods - 3.8%
Movado Group,
Inc.(b)                                                       8,968     302,580
Phillips-Van Heusen Corp.(b)                                  3,948     239,131
Quiksilver, Inc.(b)(c)                                       14,741     208,290
Volcom, Inc.(b)(c)                                            6,755     338,628
                                                                    -----------
                                                                      1,088,629
                                                                    -----------
Thrifts & Mortgage Finance - 0.7%
PFF Bancorp, Inc.(b)                                          7,670     214,223
                                                                    -----------
Trading Companies & Distributors - 1.0%
Aircastle Ltd.                                                7,269     289,379
                                                                    -----------
Wireless Telecommunication Services - 1.3%
SBA Communications Corp., Class A(b)(c)                      10,850     364,452
                                                                    -----------
TOTAL COMMON STOCKS
(Identified Cost $22,473,308)                                        27,671,214
                                                                    -----------
                                                         Principal
                                                          Amount
                                                         ----------
SHORT-TERM INVESTMENTS - 29.6%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 6/29/07 at 4.250% to be
repurchased at $1,062,376 on 7/02/07 collateralized by
$890,000 U.S. Treasury Bond, 7.125% due 2/15/23 with a
value of $1,085,800 including accrued interest(d)        $1,062,000   1,062,000
                                                                    -----------
                                                          Shares
                                                         ----------
State Street Securities Lending Quality Trust(e)          7,410,458   7,410,458
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,472,458)                                          8,472,458
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                    Value (+)
                                                                   -----------
TOTAL INVESTMENTS - 126.2% (Identified Cost $30,945,766)(a)        $36,143,672
Other assets less liabilities--(26.2)%                              (7,512,900)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $28,630,772
                                                                   ===========
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $30,945,766 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                 $5,597,099
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                                (399,193)
                                                              ----------
      Net unrealized appreciation                             $5,197,906
                                                              ==========
      At September 30, 2006, the Fund had a capital loss carryover of approximately $202,176,770 of which $142,893,730 expires on September 30, 2010 and $59,283,040 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $7,205,185 and $7,410,458, respectively.
(c)   Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(e)   Represents investments of security lending collateral.
ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Commercial Services & Supplies                                      11.9%
   Healthcare Equipment & Supplies                                      7.3
   Software                                                             7.3
   Semiconductors & Semiconductor Equipment                             6.3
   Healthcare Providers & Services                                      5.0
   Diversified Consumer Services                                        4.9
   Textiles Apparel & Luxury Goods                                      3.8
   Health Care Technology                                               3.7
   Biotechnology                                                        3.7
   Hotels, Restaurants & Leisure                                        3.7
   Communications Equipment                                             3.5
   Oil, Gas & Consumable Fuels                                          3.1
   Machinery                                                            2.9
   Insurance                                                            2.8
   Energy Equipment & Services                                          2.8
   Media                                                                2.8
   Internet Software & Services                                         2.6
   Capital Markets                                                      2.0
   Other, less than 2% each                                            16.5

        Loomis Sayles Strategic Income Fund -- Portfolio of Investments

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)  Description                                            Value (+)
-----------  ----------------------------------------------------  ------------
Bonds and Notes -- 91.7% of Net Assets

Convertible Bonds -- 3.6%
             Canada -- 0.1%
$  8,499,000 Nortel Networks Corp., Guaranteed Senior Note,
             4.250%, 9/01/2008                                     $  8,382,139
                                                                   ------------
             United States -- 3.5%
  12,755,000 Avnet, Inc.,
             2.000%, 3/15/2034                                       16,135,075
  32,815,000 Bristol-Myers Squibb Co.,
             4.860%, 9/15/2023(b)                                    33,225,187
     200,000 Builders Transport, Inc., Subordinated Note,
             6.500%, 5/01/2011(c)                                            --
   1,000,000 Builders Transport, Inc., Subordinated Note,
             8.000%, 8/15/2005(c)                                            --
     750,000 Ciena Corp.,
             3.750%, 2/01/2008                                          741,563
     139,000 Dixie Group, Inc., Subordinated Note,
             7.000%, 5/15/2012                                          130,486
  14,933,000 Enzon Pharmaceuticals, Inc.,
             4.500%, 7/01/2008                                       14,690,339
   5,111,000 EPIX Pharmaceuticals, Inc., Senior Note,
             3.000%, 6/15/2024                                        3,954,636
  10,610,000 Human Genome Sciences, Inc.,
             2.250%, 8/15/2012(d)                                     8,753,250
  30,860,000 Incyte Corp.,
             3.500%, 2/15/2011                                       27,041,075
   4,865,000 Inhale Therapeutic Systems, Inc.,
             Subordinated Note,
             3.500%, 10/17/2007                                       4,767,700
  12,005,000 Invitrogen Corp.,
             1.500%, 2/15/2024                                       11,029,594
   2,360,000 IVAX Corp., Senior
             Subordinated Note,
             4.500%, 5/15/2008                                        2,398,350
  14,015,000 Kellwood Co., (step to 0.000% on 6/15/2011),
             3.500%, 6/15/2034(e)                                    12,858,763
   6,670,000 Kulicke & Soffa Industries, Inc.,
             Subordinated Note,
             0.500%, 11/30/2008                                       6,194,763
   3,540,000 Kulicke & Soffa Industries, Inc.,
             Subordinated Note,
             1.000%, 6/30/2010                                        3,548,850
  22,873,000 Level 3 Communications, Inc.,
             6.000%, 9/15/2009                                       22,186,810
  35,395,000 Level 3 Communications, Inc.,
             6.000%, 3/15/2010(d)                                    33,934,956
   6,138,025 Liberty Media LLC,
             3.500%, 1/15/2031                                        6,045,954
   4,591,000 Maxtor Corp., Subordinated Note,
             5.750%, 3/01/2012(f)                                     4,361,450
  19,591,000 Nektar Therapeutics,
             3.250%, 9/28/2012                                       17,093,147
     625,000 Nextel Communications, Inc.,
             Senior Note,
             5.250%, 1/15/2010                                          621,094
     500,000 Preston Corp., Subordinated Note,
             7.000%, 5/01/2011                                          479,535
  20,000,000 Regeneron Pharmaceuticals, Inc.,
             Subordinated Note,
             5.500%, 10/17/2008                                      20,300,000
     311,000 Richardson Electronics Ltd.,
             7.750%, 12/15/2011                                         314,110
   7,716,000 Sinclair Broadcast Group, Inc., (step to 2.000% on
               1/15/2011),
             4.875%, 7/15/2018(e)                                     7,494,165
  22,735,000 Valeant Pharmaceuticals International,
             Subordinated Note,
             3.000%, 8/16/2010                                       21,484,575
  28,222,000 Valeant Pharmaceuticals International,
             Subordinated Note,
             4.000%, 11/15/2013(d)                                   26,175,905
  23,130,000 Wells Fargo & Co.,
             5.106%, 5/01/2033(b)                                    23,127,687
                                                                   ------------
                                                                    329,089,019
                                                                   ------------
             Total Convertible Bonds
             (Identified Cost $326,974,086)                         337,471,158
                                                                   ------------
Non-Convertible Bonds -- 88.1%
             Australia -- 0.4%
   1,000,000 GMAC Australia, Series E, (MTN),
             6.500%, 8/10/2007, (AUD)                                   843,507
   1,500,000 Qantas Airways, Ltd., 144A,
             5.125%, 6/20/2013(d)                                     1,427,052
  32,710,000 Qantas Airways, Ltd., 144A,
             6.050%, 4/15/2016                                       31,754,410
                                                                   ------------
                                                                     34,024,969
                                                                   ------------
             Bermuda -- 0.1%
  11,855,000 Weatherford International, Ltd.,
             6.500%, 8/01/2036                                       11,464,236
                                                                   ------------
             Brazil -- 2.2%
   9,922,000 Republic of Brazil,
             8.250%, 1/20/2034                                       12,184,216
   6,000,000 Republic of Brazil,
             8.875%, 4/15/2024                                        7,470,000
  43,700,000 Republic of Brazil,
             10.250%, 1/10/2028, (BRL)(d)                            25,986,661
 140,235,000 Republic of Brazil,
             12.500%, 1/05/2016, (BRL)(d)                            88,197,565
 107,840,000 Republic of Brazil,
             12.500%, 1/05/2022, (BRL)                               72,564,189
                                                                   ------------
                                                                    206,402,631
                                                                   ------------
             Canada -- 16.7%
     250,000 Abitibi-Consolidated, Inc.,
             6.000%, 6/20/2013                                          206,875
   8,125,000 Abitibi-Consolidated, Inc.,
             7.400%, 4/01/2018                                        6,581,250
  12,060,000 Abitibi-Consolidated, Inc.,
             7.500%, 4/01/2028                                        9,527,400
   2,960,000 Abitibi-Consolidated, Inc.,
             8.500%, 8/01/2029                                        2,427,200
  39,846,000 Abitibi-Consolidated, Inc.,
             8.850%, 8/01/2030                                       33,470,640
   8,825,000 Algoma Acquistion Corp., 144A,
             9.875%, 6/15/2015                                        8,780,875
     750,000 Avenor, Inc.,
             10.850%, 11/30/2014, (CAD)                                 742,650

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)          Description                                   Value (+)
-----------          ------------------------------------------  --------------
                     Canada -- continued
$      2,470,000     Bell Canada, 144A,
                     6.550%, 5/01/2029, (CAD)                    $    2,090,892
       3,530,000     Bell Canada, (MTN),
                     5.000%, 2/15/2017, (CAD)                         2,928,815
       6,310,000     Bell Canada, (MTN),
                     7.300%, 2/23/2032, (CAD)                         5,743,062
      15,405,000     Bell Canada, Series M-17,
                     6.100%, 3/16/2035, (CAD)                        12,223,349
       2,795,000     Bombardier, Inc.,
                     7.350%, 12/22/2026, (CAD)                        2,637,336
      15,600,000     Bombardier, Inc., 144A,
                     7.450%, 5/01/2034                               15,054,000
     121,095,000     Canada Housing Trust,
                     4.100%, 12/15/2008, (CAD)                      112,695,366
     269,440,000     Canadian Government,
                     2.750%, 12/01/2007, (CAD)(d)                   251,033,852
      14,525,000     Canadian Government,
                     4.000%, 6/01/2016, (CAD)(d)                     13,087,158
     441,205,000     Canadian Government,
                     4.250%, 9/01/2008, (CAD)(d)                    412,440,215
     436,930,000     Canadian Government,
                     4.250%, 12/01/2008, (CAD)(d)                   408,000,948
      10,555,000     Canadian Government,
                     4.250%, 9/01/2009, (CAD)                         9,836,140
      11,010,000     Canadian Government,
                     4.500%, 9/01/2007, (CAD)                        10,331,261
      35,580,000     Canadian Government,
                     5.750%, 6/01/2033, (CAD)(d)                     39,816,867
      24,200,000     Canadian Government,
                     6.000%, 6/01/2008, (CAD)                        22,989,830
       7,955,000     Domtar, Inc.,
                     5.375%, 12/01/2013                               7,139,612
         335,000     GMAC Canada, Ltd., Series E, (MTN),
                     6.625%, 12/17/2010, (GBP)                          652,526
         945,000     GMAC Canada, Ltd.,
                     7.750%, 9/26/2008, (NZD)                           707,010
       9,790,000     Kinder Morgan Finance Co. ULC,
                     Guaranteed Note,
                     5.700%, 1/05/2016                                9,023,218
      48,630,000     Kinder Morgan Finance Co. ULC,
                     Guaranteed Note,
                     6.400%, 1/05/2036                               42,975,304
       9,975,000     Nortel Networks Corp.,
                     6.875%, 9/01/2023                                8,728,125
      22,320,000     Nortel Networks, Ltd., 144A,
                     10.125%, 7/15/2013                              23,938,200
      22,930,000     North American Energy Partners, Inc.,
                     Senior Note,
                     8.750%, 12/01/2011                              23,159,300
       7,365,000     Northern Telecom Capital Corp.,
                     7.875%, 6/15/2026                                6,959,925
       2,525,000     Rogers Wireless Communications, Inc.,
                     Senior Secured Note,
                     6.375%, 3/01/2014                                2,551,959
       8,500,000     Rogers Wireless Communications, Inc.,
                     Senior Note,
                     7.625%, 12/15/2011, (CAD)                        8,634,053
      10,000,000     Shaw Communications, Inc.,
                     5.700%, 3/02/2017, (CAD)                         8,818,024
       7,305,000     Talisman Energy, Inc.,
                     5.850%, 2/01/2037                                6,447,919
      20,065,000     Talisman Energy, Inc.,
                     6.250%, 2/01/2038                               18,595,299
      31,690,000     Telus Corp.,
                     4.950%, 3/15/2017, (CAD)                        26,978,669
                                                                 --------------
                                                                  1,577,955,124
                                                                 --------------
                     Cayman Islands -- 0.0%
       1,000,000     Enersis SA, Cayman Island,
                     7.400%, 12/01/2016                               1,075,986
                                                                 --------------
                     Chile -- 0.1%
       4,875,000     Empresa Nacional de Electricidad SA,
                     Chile,
                     7.875%, 2/01/2027                                5,412,800
         250,000     Empresa Nacional de Electricidad SA,
                     Chile,
                     8.350%, 8/01/2013                                  279,110
       1,700,000     Empresa Nacional de Electricidad SA,
                     Chile,
                     8.625%, 8/01/2015(d)                             1,954,526
       4,525,000     Enersis SA, Chile,
                     7.375%, 1/15/2014(d)                             4,795,581
                                                                 --------------
                                                                     12,442,017
                                                                 --------------
                     France -- 0.2%
 224,520,000,000     BNP Paribas SA, Series E, (MTN),
                     144A,
                     Zero Coupon, 6/13/2011, (IDR)                   17,675,899
                                                                 --------------
                     India -- 0.1%
       9,090,000     ICICI Bank Ltd., 144A,
                     6.375%, 4/30/2022(b)                             8,637,718
                                                                 --------------
                     Ireland -- 0.8%
      44,765,000     Elan Finance PLC, Senior Note,
                     7.750%, 11/15/2011                              44,820,956
      32,520,000     Elan Finance PLC,
                     8.875%, 12/01/2013                              33,983,400
                                                                 --------------
                                                                     78,804,356
                                                                 --------------
                     Luxembourg -- 0.3%
      13,835,000     Telecom Italia Capital,
                     6.000%, 9/30/2034                               12,464,283
      19,635,000     Telecom Italia Capital,
                     6.375%, 11/15/2033                              18,495,169
                                                                 --------------
                                                                     30,959,452
                                                                 --------------
                     Malaysia -- 0.2%
      20,000,000     Ranhill Labuan Ltd., 144A,
                     12.500%, 10/26/2011(d)                          20,140,000
                                                                 --------------
                     Mexico -- 2.7%
      11,265,000     Desarrolladora Homex SAB de CV,
                     7.500%, 9/28/2015                               11,659,275
       3,245,000(++) Mexican Fixed Rate Bonds,
                     Series M-10,
                     8.000%, 12/17/2015, (MXN)                       30,613,264
      17,299,000(++) Mexican Fixed Rate Bonds,
                     Series M-20,
                     8.000%, 12/07/2023, (MXN)                      164,431,370
       4,738,000(++) Mexican Fixed Rate Bonds,
                     Series M- 10,
                     9.000%, 12/20/2012, (MXN)                       46,391,044
                                                                 --------------
                                                                    253,094,953
                                                                 --------------

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)     Description                                         Value (+)
-----------     -------------------------------------------------  ------------
                Netherlands -- 1.6%
$     1,800,000 Koninklijke (Royal) KPN NV, Series G,
                (MTN),
                4.000%, 6/22/2015, (EUR)                           $  2,194,439
      1,120,000 Koninklijke (Royal) KPN NV, Series E,
                (MTN),
                5.750%, 3/18/2016, (GBP)                              2,125,711
      8,098,000 Koninklijke (Royal) KPN NV,
                8.375%, 10/01/2030                                    9,080,376
  8,580,000,000 Rabobank Nederland, Series E (MTN),
                144A,
                13.500%, 1/28/2008, (ISK)                           137,359,949
                                                                   ------------
                                                                    150,760,475
                                                                   ------------
                Norway -- 0.0%
     10,000,000 Kingdom of Norway,
                5.500%, 5/15/2009, (NOK)                              1,700,372
                                                                   ------------
                Philipines -- 0.1%
      3,700,000 Philippine Long Distance Telephone
                Co., Series E, (MTN),
                8.350%, 3/06/2017                                     4,134,750
      1,722,250 Quezon Power (Philippines), Ltd.,
                Senior Secured Note,
                8.860%, 6/15/2017                                     1,782,529
                                                                   ------------
                                                                      5,917,279
                                                                   ------------
                Republic of Korea -- 0.1%
      5,470,000 Hanarotelecom, Inc., 144A,
                7.000%, 2/01/2012                                     5,483,675
      5,000,000 Hynix Semiconductor, Inc., 144A,
                9.875%, 7/01/2012(d)                                  5,575,000
        300,000 Samsung Electronics Co., Ltd., 144A,
                7.700%, 10/01/2027                                      329,294
                                                                   ------------
                                                                     11,387,969
                                                                   ------------
                Singapore -- 0.0%
      1,050,000 SP PowerAssets, Ltd., Series E, (MTN),
                3.730%, 10/22/2010, (SGD)                               699,503
                                                                   ------------
                South Africa -- 0.5%
    320,500,000 Republic of South Africa,
                13.000%, 8/31/2010, (ZAR)                            50,051,058
                                                                   ------------
                Spain -- 1.2%
    113,785,000 Telefonica Emisiones SAU,
                Guaranteed Note,
                7.045%, 6/20/2036                                   117,833,129
                                                                   ------------
                Supranational -- 2.5%
     15,543,570 European Investment Bank, 144A,
                Zero Coupon, 9/12/2008, (BRL)                         7,190,009
    128,250,000 European Investment Bank, Senior Note,
                Zero Coupon, 3/10/2021, (AUD)                        45,266,420
    134,330,000 European Investment Bank, 144A,
                4.600%, 1/30/2037, (CAD)                            119,864,856
     80,000,000 Inter-American Development Bank,
                Series E, (MTN),
                Zero Coupon, 5/11/2009, (BRL)                        33,654,744
     24,450,000 Inter-American Development Bank,
                Series E, (MTN),
                6.000%, 12/15/2017, (NZD)                            16,969,197
     12,125,000 Inter-American Development Bank,
                Series G, (MTN),
                6.250%, 6/22/2016, (NZD)                              8,593,277
                                                                   ------------
                                                                    231,538,503
                                                                   ------------
                Sweden -- 0.3%
    207,265,000 Kingdom of Sweden,
                6.500%, 5/05/2008, (SEK)                             30,950,951
                                                                   ------------
                Thailand -- 0.3%
     28,355,000 True Move Co., Ltd., 144A,
                10.750%, 12/16/2013                                  30,056,300
                                                                   ------------
                United Kingdom -- 0.2%
 72,717,436,000 JPMorgan Chase Bank, 144A,
                Zero Coupon, 10/21/2010, (IDR)                        6,132,056
      1,000,000 Virgin Media Finance PLC,
                9.125%, 8/15/2016                                     1,047,500
      4,570,000 Virgin Media Finance PLC,
                9.750%, 4/15/2014, (GBP)                              9,475,273
      1,605,000 Vodafone Group PLC,
                6.150%, 2/27/2037                                     1,493,116
                                                                   ------------
                                                                     18,147,945
                                                                   ------------
                United States -- 57.5%
      5,565,000 AES Corp. (The),
                8.375%, 3/01/2011, (GBP)                             11,398,582
      4,020,000 AES Corp. (The), Senior Note,
                7.750%, 3/01/2014                                     4,030,050
      1,190,000 Affiliated Computer Services, Inc.,
                5.200%, 6/01/2015                                     1,077,953
     17,735,000 Albertson's, Inc.,
                7.750%, 6/15/2026                                    17,886,634
     69,896,000 Albertson's, Inc., Senior Note,
                7.450%, 8/01/2029                                    68,171,596
      4,895,000 Albertson's, Inc., Senior Note,
                8.000%, 5/01/2031                                     5,003,126
      1,510,000 Albertson's, Inc., Senior Note,
                8.700%, 5/01/2030                                     1,658,199
     13,242,000 Albertson's, Inc., Series C, (MTN),
                6.625%, 6/01/2028                                    11,933,558
      4,785,000 Allstate Corp.,
                5.950%, 4/01/2036                                     4,566,273
     34,225,000 ALLTEL Corp., Senior Note,
                7.875%, 7/01/2032                                    28,993,948
      1,750,000 Altria Group, Inc.,
                7.000%, 11/04/2013                                    1,856,134
        825,000 American Airlines, Inc., Series 1999-1,
                Class B,
                7.324%, 10/15/2009                                      836,344
      1,225,697 American Airlines, Inc., Series 93A6,
                8.040%, 9/16/2011                                     1,219,568
      6,950,000 Amkor Technology, Inc., Senior Note,
                7.125%, 3/15/2011(d)                                  6,741,500
      1,550,000 Amkor Technology, Inc., Senior Note,
                7.750%, 5/15/2013                                     1,491,875
     37,190,000 Anadarko Petroleum Corp.,
                5.950%, 9/15/2016                                    36,313,171
     44,375,000 Anadarko Petroleum Corp.,
                6.450%, 9/15/2036                                    42,681,073
     10,503,000 APL Ltd., Senior Note,
                8.000%, 1/15/2024(f)                                  9,834,169

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)    Description                                           Value (+)
-----------    ---------------------------------------------------  -----------
               United States -- continued
$    1,585,000 Aramark Services, Inc.,
               5.000%, 6/01/2012                                    $ 1,394,800
     4,640,000 Arrow Electronics, Inc.,
               6.875%, 6/01/2018                                      4,726,879
     8,000,000 ASIF Global Financing, 144A,
               2.380%, 2/26/2009, (SGD)                               5,173,569
    10,245,000 AT&T Corp.,
               6.500%, 3/15/2029                                      9,860,618
     8,500,000 AT&T, Inc.,
               6.150%, 9/15/2034(d)                                   8,149,876
    17,574,841 Atlas Air, Inc., Series 1998-1, Class 1B,
               7.680%, 1/02/2014(g)                                  20,123,193
       336,782 Atlas Air, Inc., Series 1999-1, Class A2,
               6.880%, 7/02/2009                                        341,834
    12,740,207 Atlas Air, Inc., Series 1999-1, Class B,
               7.630%, 1/02/2015(g)                                  14,332,733
     4,744,556 Atlas Air, Inc., Series 1999-1, Class C,
               8.770%, 1/02/2011(g)                                   4,697,110
     5,323,737 Atlas Air, Inc., Series 2000-1, Class B,
               9.057%, 1/02/2014(g)                                   6,335,247
     6,862,758 Atlas Air, Inc., Series C,
               8.010%, 1/02/2010(g)                                   6,176,482
    30,125,000 Avnet, Inc.,
               5.875%, 3/15/2014                                     29,716,656
    35,630,000 Avnet, Inc.,
               6.000%, 9/01/2015                                     34,337,949
    11,345,000 Avnet, Inc.,
               6.625%, 9/15/2016                                     11,495,367
    22,125,000 BAC Capital Trust VI,
               5.625%, 3/08/2035                                     19,755,081
17,310,000,000 Barclays Financial LLC, 144A,
               4.060%, 9/16/2010, (KRW)                              18,275,882
 1,006,000,000 Barclays Financial LLC, 144A,
               4.160%, 2/22/2010, (THB)                              29,551,647
21,340,000,000 Barclays Financial LLC, 144A,
               4.460%, 9/23/2010, (KRW)                              22,801,011
56,650,000,000 Barclays Financial LLC, 144A,
               4.470%, 12/04/2011, (KRW)                             60,031,769
   135,000,000 Barclays Financial LLC, Series E,
               (MTN), 144A,
               4.100%, 3/22/2010, (THB)                               3,958,013
    15,195,000 BellSouth Corp.,
               6.000%, 11/15/2034(d)                                 14,222,262
    23,584,000 Borden, Inc.,
               7.875%, 2/15/2023                                     20,164,320
     6,920,000 Borden, Inc.,
               8.375%, 4/15/2016                                      6,539,400
     8,757,000 Borden, Inc.,
               9.200%, 3/15/2021                                      8,319,150
     1,760,000 Boston Scientific Corp.,
               5.450%, 6/15/2014                                      1,656,290
     3,010,000 Boston Scientific Corp.,
               6.400%, 6/15/2016                                      2,924,266
     2,250,000 Boston Scientific Corp., Senior Note,
               7.000%, 11/15/2035(d)                                  2,125,832
     2,685,000 Bowater, Inc.,
               6.500%, 6/15/2013(d)                                   2,332,594
     2,840,000 Centex Corp.,
               5.250%, 6/15/2015(d)                                   2,541,272
    21,365,000 Chesapeake Energy Corp.,
               6.500%, 8/15/2017                                     20,243,337
    22,690,000 Chesapeake Energy Corp.,
               6.875%, 11/15/2020                                    21,725,675
    15,325,000 CIGNA Corp.,
               6.150%, 11/15/2036                                    14,597,859
       425,000 Cincinnati Bell, Inc.,
               8.375%, 1/15/2014                                        429,250
     2,500,000 CIT Group, Inc., Series E, Senior Note,
               (MTN),
               5.500%, 12/01/2014, (GBP)                              4,631,378
     3,055,000 CIT Group, Inc.,
               6.000%, 4/01/2036                                      2,835,535
    18,650,000 Citibank NA, 144A,
               15.000%, 7/02/2010, (BRL)                             11,278,000
    35,260,000 Citizens Communications Co.,
               7.875%, 1/15/2027                                     34,290,350
    12,125,000 Cleveland Electric Illuminating Co.,
               5.950%, 12/15/2036                                    11,175,819
     2,405,000 Colorado Interstate Gas Co.,
               5.950%, 3/15/2015                                      2,341,905
     2,670,000 Colorado Interstate Gas Co.,
               6.800%, 11/15/2015                                     2,745,868
    41,635,000 Comcast Corp.,
               5.650%, 6/15/2035                                     36,222,658
    34,570,000 Comcast Corp.,
               6.450%, 3/15/2037                                     33,315,939
    20,175,000 Comcast Corp.,
               6.500%, 11/15/2035                                    19,556,616
     6,398,540 Continental Airlines, Inc.,
               Series 1997-4, Class 4B,
               6.900%, 1/02/2017                                      6,302,562
     8,655,346 Continental Airlines, Inc.,
               Series 1998-1, Class 1B,
               6.748%, 3/15/2017                                      8,493,058
     7,034,243 Continental Airlines, Inc.,
               Series 1999-1, Class B,
               6.795%, 8/02/2018                                      6,858,387
     2,426,773 Continental Airlines, Inc.,
               Series 1999-1, Class C,
               6.954%, 8/02/2009                                      2,426,773
     4,425,167 Continental Airlines, Inc.,
               Series 1999-2, Class B,
               7.566%, 3/15/2020                                      4,436,230
     7,586,247 Continental Airlines, Inc.,
               Series 2000-2, Class B,
               8.307%, 4/02/2018                                      7,785,386
     2,803,874 Continental Airlines, Inc.,
               Series 2001-1, Class B,
               7.373%, 12/15/2015                                     2,789,855
       300,438 Continental Airlines, Inc.,
               Series 96-A,
               6.940%, 10/15/2013                                       301,189
     2,753,368 Continental Airlines, Inc.,
               Series 971A,
               7.461%, 4/01/2015                                      2,815,318
    23,710,000 Corn Products International, Inc.,
               6.625%, 4/15/2037                                     23,091,027
     6,225,000 Corning, Inc.,
               5.900%, 3/15/2014                                      6,243,924
     6,220,000 Corning, Inc.,
               6.200%, 3/15/2016                                      6,235,861
       650,000 Corning, Inc.,
               6.750%, 9/15/2013                                        683,301

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)                      Description                        Value (+)
----------- -----------------------------------------------------  ------------
            United States -- continued
$ 6,150,000 Corning, Inc.,
            6.850%, 3/01/2029                                      $  6,197,749
  4,725,000 Corning, Inc.,
            7.250%, 8/15/2036                                         4,870,469
    400,000 CSC Holdings, Inc., Senior Note,
            7.875%, 2/15/2018                                           386,000
    250,000 CSC Holdings, Inc., Series B, Senior Note,
            8.125%, 7/15/2009                                           255,000
    250,000 CSC Holdings, Inc., Series B, Senior Note,
            8.125%, 8/15/2009                                           255,000
 34,275,000 CSX Corp.,
            6.000%, 10/01/2036(d)                                    31,998,317
  1,853,000 Cummins, Inc.,
            6.750%, 2/15/2027                                         1,803,803
  2,145,000 Cummins, Inc.,
            7.125%, 3/01/2028                                         2,166,746
 19,745,000 DCP Midstream LP, 144A,
            6.450%, 11/03/2036                                       19,504,526
  8,758,000 Dillard's, Inc.,
            6.625%, 1/15/2018(d)                                      8,270,039
  4,187,000 Dillard's, Inc.,
            7.130%, 8/01/2018                                         3,982,683
  1,500,000 Dillard's, Inc.,
            7.750%, 7/15/2026                                         1,437,366
    425,000 Dillard's, Inc.,
            7.875%, 1/01/2023                                           411,801
  3,325,000 Dillard's, Inc., Class A,
            7.000%, 12/01/2028                                        2,987,968
  1,935,000 Dole Food Co., Inc.,
            8.625%, 5/01/2009                                         1,930,163
  8,180,000 Dominion Resources, Inc., Senior Note,
            Series B,
            5.950%, 6/15/2035                                         7,670,132
  4,335,000 DR Horton, Inc.,
            5.625%, 9/15/2014                                         3,999,085
  1,625,000 DR Horton, Inc.,
            6.500%, 4/15/2016                                         1,554,743
 16,160,000 DR Horton, Inc., Guaranteed Note,
            5.625%, 1/15/2016                                        14,654,147
 43,470,000 DR Horton, Inc., Senior Note,
            5.250%, 2/15/2015                                        38,899,129
 11,275,000 Dynegy Holdings, Inc.,
            7.125%, 5/15/2018                                        10,034,750
 10,185,000 Dynegy Holdings, Inc.,
            7.625%, 10/15/2026                                        9,013,725
    500,000 Dynegy Holdings, Inc., 144A,
            7.750%, 6/01/2019                                           465,000
  7,455,000 Dynegy Holdings, Inc.,
            8.375%, 5/01/2016                                         7,287,262
 95,000,000 Edison Mission Energy, 144A, Senior Note,
            7.625%, 5/15/2027                                        89,775,000
 15,685,000 El Paso Corp.,
            6.950%, 6/01/2028                                        14,573,106
  1,965,000 El Paso Corp.,
            7.000%, 5/15/2011                                         2,003,485
    925,000 El Paso Corp.,
            7.750%, 6/15/2010(d)                                        959,606
    750,000 El Paso Corp., Senior Note, (MTN),
            7.800%, 8/01/2031                                           759,493
  1,600,000 El Paso Energy Corp.,
            6.750%, 5/15/2009(d)                                      1,613,965
  1,000,000 El Paso Energy Corp., (MTN),
            7.750%, 1/15/2032                                         1,007,310
  5,330,000 Embarq Corp.,
            7.995%, 6/01/2036                                         5,409,225
  5,255,000 Energy Transfer Partners LP,
            6.125%, 2/15/2017                                         5,189,013
 11,315,000 Energy Transfer Partners LP,
            6.625%, 10/15/2036                                       11,049,335
 14,385,000 Equifax, Inc.,
            7.000%, 7/01/2037                                        14,510,883
 35,900,000 FNMA,
            2.290%, 2/19/2009, (SGD)                                 23,222,721
 17,816,000 Ford Motor Co.,
            6.375%, 2/01/2029(d)                                     13,139,300
  1,705,000 Ford Motor Co.,
            6.500%, 8/01/2018(d)                                      1,381,050
    500,000 Ford Motor Co.,
            6.625%, 2/15/2028(d)                                        371,250
 73,114,000 Ford Motor Co.,
            6.625%, 10/01/2028                                       54,652,715
  1,940,000 Ford Motor Co.,
            7.125%, 11/15/2025(d)                                     1,484,100
 86,090,000 Ford Motor Co.,
            7.450%, 7/16/2031(d)                                     68,764,387
    800,000 Ford Motor Co.,
            7.500%, 8/01/2026                                           632,000
 26,070,000 Ford Motor Credit Co. LLC,
            5.700%, 1/15/2010                                        24,905,974
 10,685,000 Ford Motor Credit Co. LLC,
            7.000%, 10/01/2013(d)                                     9,899,610
 15,465,000 Ford Motor Credit Co. LLC,
            7.250%, 10/25/2011                                       14,884,011
 14,595,000 Ford Motor Credit Co. LLC,
            8.000%, 12/15/2016                                       13,979,792
  9,905,000 Ford Motor Credit Co. LLC,
            8.625%, 11/01/2010                                       10,060,370
 23,605,000 Freescale Semiconductor, Inc., 144A,
            10.125%, 12/15/2016(d)                                   22,188,700
222,777,000 General Electric Capital Corp.,
            6.500%, 9/28/2015, (NZD)                                156,655,328
 30,350,000 General Electric Capital Corp.,
            Series A, (MTN),
            6.625%, 2/04/2010, (NZD)                                 22,502,520
    500,000 General Electric Capital Corp.,
            Series E, (MTN),
            1.725%, 6/27/2008, (SGD)                                    323,100
  3,100,000 General Electric Capital Corp.,
            Series E, (MTN),
            6.125%, 5/17/2012, (GBP)                                  6,191,397
 47,925,000 General Electric Capital Corp.,
            Series E, (MTN),
            6.750%, 9/26/2016, (NZD)                                 34,569,650
 60,900,000 General Electric Capital Corp.,
            Series G, (MTN),
            2.960%, 5/18/2012, (SGD)                                 39,126,186
115,000,000 General Electric Capital Corp.,
            Series G, (MTN),
            3.485%, 3/08/2012, (SGD)                                 76,052,056

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)      Description                                         Value (+)
-----------      -------------------------------------------------  -----------
                 United States -- continued
$      7,770,000 General Motors Corp.,
                 8.250%, 7/15/2023(d)                               $ 7,080,412
       1,035,000 General Motors Corp.,
                 8.375%, 7/15/2033(d)                                   944,438
       4,775,000 Georgia Gulf Corp.,
                 10.750%, 10/15/2016(d)                               4,751,125
      10,895,000 Georgia-Pacific Corp.,
                 7.250%, 6/01/2028                                   10,023,400
      10,040,000 Georgia-Pacific Corp.,
                 7.375%, 12/01/2025                                   9,412,500
      41,260,000 Georgia-Pacific Corp.,
                 7.750%, 11/15/2029                                  38,784,400
      11,585,000 Georgia-Pacific Corp.,
                 8.000%, 1/15/2024                                   11,237,450
      11,878,000 Georgia-Pacific Corp.,
                 8.875%, 5/15/2031                                   11,848,305
       6,625,000 GMAC LLC,
                 6.306%, 7/16/2007(b)                                 6,625,166
         820,000 GMAC LLC,
                 8.000%, 11/01/2031                                     838,516
       4,650,000 GMAC LLC, (MTN),
                 6.750%, 12/01/2014(d)                                4,453,100
       4,360,000 Goodyear Tire & Rubber Co.,
                 7.000%, 3/15/2028                                    3,967,600
       1,427,000 Goodyear Tire & Rubber Co.,
                 9.000%, 7/01/2015(d)                                 1,537,593
       2,590,000 Great Lakes Dredge & Dock Corp.,
                 Senior Subordinated Note,
                 7.750%, 12/15/2013                                   2,551,150
       5,790,000 GTE Corp.,
                 6.940%, 4/15/2028                                    5,955,032
         185,000 Hawaiian Telcom Communications, Inc.,
                 12.500%, 5/01/2015(d)                                  209,975
       2,000,000 HCA, Inc.,
                 6.375%, 1/15/2015                                    1,700,000
      31,405,000 HCA, Inc.,
                 6.500%, 2/15/2016(d)                                26,576,481
      12,875,000 HCA, Inc.,
                 7.050%, 12/01/2027                                  10,462,109
       8,742,000 HCA, Inc.,
                 7.500%, 12/15/2023                                   7,542,729
      18,745,000 HCA, Inc.,
                 7.500%, 11/06/2033                                  15,886,387
      10,240,000 HCA, Inc.,
                 7.580%, 9/15/2025                                    8,839,608
      22,872,000 HCA, Inc.,
                 7.690%, 6/15/2025                                   19,893,928
       4,490,000 HCA, Inc.,
                 7.750%, 7/15/2036                                    3,840,849
       6,155,000 HCA, Inc.,
                 8.360%, 4/15/2024                                    5,675,101
       1,000,000 HCA, Inc., Senior Note,
                 5.750%, 3/15/2014                                      846,250
      10,500,000 Hercules, Inc., Subordinated Note,
                 6.500%, 6/30/2029                                    8,820,000
      35,790,000 Highwoods Properties, Inc., 144A,
                 5.850%, 3/15/2017                                   34,617,341
       9,995,000 Hilcorp Energy I LP, 144A,
                 7.750%, 11/01/2015                                   9,695,150
       6,065,000 Home Depot, Inc.,
                 5.875%, 12/16/2036                                   5,403,921
      11,370,000 Hospira, Inc.,
                 6.050%, 3/30/2017                                   11,196,369
      66,372,000 HSBC Bank PLC, 144A,
                 Zero Coupon, 4/18/2012, (MYR)                       16,177,274
     119,806,078 HSBC Bank USA, 144A,
                 Zero Coupon, 11/28/2011                             84,822,703
      16,050,000 HSBC Bank USA, 144A,
                 3.310%, 8/25/2010                                   17,669,445
       5,310,000 ITC Holdings Corp., 144A,
                 6.375%, 9/30/2036                                    5,100,393
      30,955,000 J.C. Penney Corp., Inc., Senior Note,
                 6.375%, 10/15/2036                                  29,478,663
         640,000 J.C. Penney Corp., Inc.,
                 7.125%, 11/15/2023(d)                                  687,916
       3,445,000 Jefferson Smurfit Corp.,
                 7.500%, 6/01/2013(d)                                 3,341,650
       1,425,000 Joy Global, Inc.,
                 6.625%, 11/15/2036                                   1,414,817
 109,312,000,000 JPMorgan Chase & Co., 144A
                 Zero Coupon, 3/28/2011, (IDR)                        8,838,471
 599,726,100,000 JPMorgan Chase & Co., 144A
                 Zero Coupon, 3/28/2011, (IDR)                       48,491,124
 229,157,783,660 JPMorgan Chase & Co., 144A,
                 Zero Coupon, 4/12/2012, (IDR)                       16,978,753
     149,232,225 JPMorgan Chase & Co., Series E, (MTN), 144A,
                 Zero Coupon, 6/08/2012, (MYR)                       36,002,290
      92,000,000 JPMorgan Chase Bank, 144A,
                 Zero Coupon, 5/17/2010, (BRL)                       36,000,616
       3,565,000 K N Capital Trust III,
                 7.630%, 4/15/2028(d)                                 3,352,055
       4,300,000 K N Energy, Inc.,
                 6.670%, 11/01/2027                                   3,834,766
         295,000 K. Hovnanian Enterprises, Inc.,
                 Guaranteed Note,
                 6.250%, 1/15/2015                                      250,750
       6,180,000 K. Hovnanian Enterprises, Inc.,
                 7.500%, 5/15/2016(d)                                 5,623,800
       2,655,000 K. Hovnanian Enterprises, Inc.,
                 Guaranteed Note,
                 6.375%, 12/15/2014                                   2,270,025
       1,750,000 K. Hovnanian Enterprises, Inc.,
                 Guaranteed Note,
                 6.500%, 1/15/2014                                    1,548,750
       9,760,000 K. Hovnanian Enterprises, Inc.,
                 Senior Note,
                 6.250%, 1/15/2016(d)                                 8,296,000
         675,000 KB Home, Guaranteed Note,
                 5.875%, 1/15/2015                                      587,250
      10,975,000 KB Home, Guaranteed Note,
                 7.250%, 6/15/2018                                   10,097,000
       7,515,000 Kellwood Co.,
                 7.625%, 10/15/2017                                   7,245,009
       1,915,000 Kimball Hill Homes, Inc.,
                 10.500%, 12/15/2012(d)                               1,742,650
         500,000 Kinder Morgan Energy Partners LP,
                 5.800%, 3/15/2035                                      444,177
      11,288,000 Kinder Morgan, Inc., Senior Note,
                 5.150%, 3/01/2015                                   10,290,028
       1,650,000 Koppers Holdings, Inc., (step to 9.875%
                 on 11/15/2009),
                 0.000%, 11/15/2014(e)                                1,410,750

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- ------------------------------------------------------  -----------
            United States -- continued
$22,525,000 Lennar Corp., Series A,
            6.500%, 4/15/2016                                       $21,813,886
  1,600,000 Lennar Corp., Series B, Guaranteed Note,
            5.600%, 5/31/2015                                         1,499,302
 31,295,000 Level 3 Communications, Inc.,
            2.875%, 7/15/2010                                        34,072,431
 25,275,000 Level 3 Financing, Inc., 144A,
            8.750%, 2/15/2017                                        24,990,656
 36,390,000 Lucent Technologies, Inc.,
            6.450%, 3/15/2029                                        31,659,300
  2,840,000 Lucent Technologies, Inc.,
            6.500%, 1/15/2028                                         2,470,800
  8,310,000 Lyondell Chemical Co.,
            8.000%, 9/15/2014                                         8,538,525
 11,645,000 Macy's Retail Holdings, Inc.,
            6.375%, 3/15/2037                                        11,201,838
  2,660,000 Marsh & McLennan Cos., Inc.,
            5.375%, 7/15/2014                                         2,488,592
 11,710,000 Marsh & McLennan Cos., Inc.,
            5.750%, 9/15/2015                                        11,065,189
  6,905,000 Marsh & McLennan Cos., Inc.,
            5.875%, 8/01/2033(d)                                      5,813,589
  1,250,000 McDonalds Corp., Series E, (MTN),
            3.628%, 10/10/2010, (SGD)                                   827,717
 51,500,000 Merrill Lynch & Co., Inc.,
            10.710%, 3/08/2017, (BRL)                                28,406,428
  5,350,000 Methanex Corp., Senior Note,
            6.000%, 8/15/2015                                         5,148,786
 13,405,000 Michigan Tobacco Settlement Finance
            Authority, Taxable Turbo Series A,
            7.309%, 6/01/2034                                        13,666,800
  1,000,000 MidAmerican Energy Holdings Co,
            6.125%, 4/01/2036                                           966,103
  1,153,000 Missouri Pacific Railroad Co.,
            5.000%, 1/01/2045                                           879,174
  6,465,000 Mosaic Global Holdings, Inc.,
            7.300%, 1/15/2028                                         6,141,750
  2,945,000 Mosaic Global Holdings, Inc.,
            7.375%, 8/01/2018                                         2,893,462
  7,655,000 Motorola, Inc.,
            6.500%, 9/01/2025                                         7,322,306
  3,346,000 New England Telephone & Telegraph Co.,
            7.875%, 11/15/2029                                        3,660,735
 11,140,000 News America, Inc.,
            6.200%, 12/15/2034                                       10,384,597
 46,085,000 News America, Inc., 144A,
            6.150%, 3/01/2037                                        42,482,489
  4,305,000 Nextel Communications, Inc., Series E,
            6.875%, 10/31/2013                                        4,272,837
 25,790,000 Nextel Communications, Inc., Series F,
            5.950%, 3/15/2014                                        24,563,763
 31,735,000 NGC Corp. Capital Trust I, Series B,
            8.316%, 6/01/2027                                        29,116,862
  2,500,000 NRG Energy, Inc.,
            7.250%, 2/01/2014                                         2,506,250
  5,000,000 NRG Energy, Inc.,
            7.375%, 2/01/2016                                         5,012,500
  4,530,000 ONEOK Partners LP,
            6.650%, 10/01/2036                                        4,493,035
  3,260,000 Owens & Minor, Inc.,
            6.350%, 4/15/2016                                         3,210,187
  9,480,000 Owens Corning, Inc.,
            6.500%, 12/01/2016                                        9,492,447
 14,200,000 Owens Corning, Inc.,
            7.000%, 12/01/2036                                       13,836,594
    225,000 Owens-Illinois, Inc., Senior Note,
            7.500%, 5/15/2010                                           226,969
 42,043,000 Owens-Illinois, Inc., Senior Note,
            7.800%, 5/15/2018                                        42,463,430
  3,000,000 Pemex Project Funding Master Trust,
            8.625%, 12/01/2023                                        3,655,500
  4,350,000 Pemex Project Funding Master Trust,
            9.500%, 9/15/2027(d)                                      5,842,050
  1,920,000 Pioneer Natural Resources Co.,
            5.875%, 7/15/2016                                         1,725,508
  2,483,000 Pioneer Natural Resources Co.,
            7.200%, 1/15/2028                                         2,295,233
 20,770,000 Plains All American Pipeline, 144A,
            6.125%, 1/15/2017                                        20,614,080
 44,730,000 Plains All American Pipeline, 144A,
            6.650%, 1/15/2037                                        44,101,901
  1,948,000 Ply Gem Industries, Inc.,
            9.000%, 2/15/2012(d)                                      1,750,765
  3,165,000 Pulte Homes, Inc.,
            5.200%, 2/15/2015                                         2,844,047
 42,115,000 Pulte Homes, Inc.,
            6.000%, 2/15/2035                                        35,886,781
 12,730,000 Pulte Homes, Inc.,
            6.375%, 5/15/2033                                        11,214,544
    950,000 Qwest Capital Funding, Inc.,
            7.250%, 2/15/2011(d)                                        945,250
 26,205,000 Qwest Capital Funding, Inc.,
            7.750%, 2/15/2031                                        24,698,212
 12,295,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            6.500%, 11/15/2018                                       11,065,500
 41,730,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            6.875%, 7/15/2028(d)                                     36,461,587
  2,025,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            7.000%, 8/03/2009(d)                                      2,025,000
  5,640,000 Qwest Capital Funding, Inc.,
            Guaranteed Note,
            7.625%, 8/03/2021                                         5,386,200
 20,420,000 Qwest Corp.,
            6.875%, 9/15/2033(d)                                     19,143,750
  2,785,000 Qwest Corp.,
            7.250%, 9/15/2025                                         2,778,038
 25,230,000 Reliant Energy, Inc., Senior Note,
            7.875%, 6/15/2017(d)                                     24,536,175
 50,210,000 Reynolds American, Inc.,
            6.750%, 6/15/2017                                        50,914,497
 13,400,000 Reynolds American, Inc.,
            7.250%, 6/15/2037                                        13,794,536
 10,480,000 Sara Lee Corp.,
            6.125%, 11/01/2032                                        9,375,460
 10,400,000 SLM Corp., (MTN),
            5.050%, 11/14/2014                                        8,648,359

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)  Description                                           Value (+)
-----------  --------------------------------------------------  --------------
             United States -- continued
$ 22,205,000 SLM Corp., Series A, (MTN),
             5.000%, 10/01/2013                                  $   18,945,617
  28,860,000 SLM Corp., Series A, (MTN),
             5.000%, 4/15/2015                                       23,716,398
   8,555,000 SLM Corp., Series A, (MTN),
             5.000%, 6/15/2018                                        6,957,456
   3,560,000 SLM Corp., Series A, (MTN),
             5.375%, 5/15/2014                                        3,050,674
  24,045,000 SLM Corp., Series A, (MTN),
             5.625%, 8/01/2033(d)                                    18,748,969
   6,100,000 SLM Corp., Series A, (MTN),
             6.500%, 6/15/2010, (NZD)                                 4,273,604
   2,550,000 Southern Natural Gas Co.,
             7.350%, 2/15/2031                                        2,703,179
   6,326,000 Sprint Capital Corp.,
             6.875%, 11/15/2028                                       6,021,485
  11,309,000 Sprint Nextel Corp.,
             6.000%, 12/01/2016                                      10,728,339
   4,035,000 Stanley-Martin Communities LLC,
             9.750%, 8/15/2015(d)                                     3,550,800
   1,810,000 Sungard Data Systems, Inc.,
             9.125%, 8/15/2013                                        1,852,988
   2,595,000 Sungard Data Systems, Inc.,
             10.250%, 8/15/2015                                       2,744,213
  12,490,000 Tenet Healthcare Corp.,
             6.875%, 11/15/2031                                       9,554,850
   4,480,000 Tenet Healthcare Corp., 9.250%, 2/01/2015                4,256,000
   7,872,000 Tennessee Gas Pipeline Co.,
             7.000%, 10/15/2028(d)                                    8,106,759
   9,240,000 Time Warner, Inc.,
             6.500%, 11/15/2036                                       8,773,094
  11,145,000 Time Warner, Inc.,
             6.625%, 5/15/2029                                       10,821,149
   4,795,000 Time Warner, Inc.,
             6.950%, 1/15/2028                                        4,829,893
   3,150,000 Time Warner, Inc.,
             7.625%, 4/15/2031                                        3,374,819
   2,025,000 Time Warner, Inc.,
             7.700%, 5/01/2032                                        2,189,734
     496,687 Tiverton Power Associates LP, 144A,
             9.000%, 7/15/2018(c)                                       745,031
   8,785,000 Toledo Edison Co.,
             6.150%, 5/15/2037                                        8,235,560
   4,245,000 Toll Brothers Financial Corp.,
             5.150%, 5/15/2015(d)                                     3,830,085
  28,480,000 Toys R Us, Inc.,
             7.375%, 10/15/2018                                      23,994,400
   8,355,000 Toys R Us, Inc.,
             7.875%, 4/15/2013(d)                                     7,519,500
  31,135,000 Travelers Cos., Inc. (The), (MTN)
             6.250%, 6/15/2037                                       30,149,733
   4,000,000 Travelers Cos., Inc. (The),
             6.750%, 6/20/2036                                        4,134,996
   1,000,000 Travelers Property Casualty Corp.,
             6.375%, 3/15/2033                                          992,125
  34,450,000 Tribune Co.,
             5.250%, 8/15/2015(d)                                    27,315,681
     315,000 TXU Corp.,
             5.550%, 11/15/2014                                         267,412
   6,840,000 TXU Corp., Series Q,
             6.500%, 11/15/2024                                       5,655,702
   2,225,000 TXU Corp., Series R,
             6.550%, 11/15/2034                                       1,799,622
 560,745,000 U.S. Treasury Bond,
             4.500%, 2/15/2036(d)                                   507,737,214
 222,605,000 U.S. Treasury Bond,
             4.750%, 2/15/2037(d)                                   209,892,251
 704,680,000 U.S. Treasury Bond,
             5.375%, 2/15/2031(d)                                   723,618,275
   7,000,000 United States Steel Corp.,
             6.050%, 6/01/2017                                        6,826,484
   4,130,000 United States Steel Corp.,
             6.650%, 6/01/2037                                        3,999,480
  24,880,000 USG Corp.,
             6.300%, 11/15/2016                                      24,311,542
  51,815,000 Verizon Global Funding Corp., Senior Note,
             5.850%, 9/15/2035                                       47,524,873
   5,530,000 Verizon Maryland, Inc., Series B,
             5.125%, 6/15/2033                                        4,474,788
  12,050,000 Verizon New York, Inc., Series B,
             7.375%, 4/01/2032                                       12,674,021
  32,790,000 Viacom, Inc., Senior Note,
             6.875%, 4/30/2036                                       31,679,206
 125,565,000 Virginia Tobacco Settlement Financing
             Corp., Series A-1,
             6.706%, 6/01/2046                                      120,485,896
  50,000,000 WellPoint, Inc.,
             6.375%, 6/15/2037                                       49,370,700
 101,985,000 Western Union Co.,
             6.200%, 11/17/2036                                      97,602,093
   7,300,000 White Pine Hydro LLC,
             6.310%, 7/10/2017(f)                                     7,217,722
  10,935,000 White Pine Hydro LLC,
             6.960%, 7/10/2037(f)                                    10,800,565
   4,000,000 White Pine Hydro LLC,
             7.260%, 7/20/2015(f)                                     3,963,156
     600,000 Williams Cos., Inc.,
             7.875%, 9/01/2021                                          645,000
     965,000 Williams Cos., Inc., Senior Note,
             7.750%, 6/15/2031                                        1,021,694
   8,600,000 Williams Cos., Inc., Series A,
             7.500%, 1/15/2031                                        8,901,000
  11,205,000 Willis North America, Inc.,
             6.200%, 3/28/2017                                       10,971,880
  10,270,000 Woolworth Corp.,
             8.500%, 1/15/2022                                       10,424,050
  18,050,000 Xerox Capital Trust I, Guaranteed Note,
             8.000%, 2/01/2027                                       18,530,365
   1,730,000 Xerox Corp., (MTN),
             7.200%, 4/01/2016                                        1,799,598
                                                                 --------------
                                                                  5,438,297,688
                                                                 --------------
             Uruguay -- 0.0%
   2,949,995 Republic of Uruguay,
             7.875%, 1/15/2033(d)(h)                                  3,289,244
                                                                 --------------
             Total Non-Convertible Bonds
             (Identified Cost $8,092,972,915)                     8,343,307,757
                                                                 --------------
             Total Bonds and Notes
             (Identified Cost $8,419,947,001)                     8,680,778,915
                                                                 --------------

Investments as of June 30, 2007 (Unaudited)

Shares                         Description                       Value (+)
------        ----------------------------------------------- ---------------
Common Stocks -- 2.8% of Net Assets
              Israel -- 0.0%
        2,288 Teva Pharmaceutical Industries, Ltd., ADR       $        94,380
                                                              ---------------
              United States -- 2.8%
      200,925 Apartment Investment & Management Co., Class A       10,130,639
      889,730 Associated Estates Realty Corp., (REIT)(d)           13,870,891
    2,238,800 Bristol-Myers Squibb Co.                             70,656,528
       53,260 Chesapeake Energy Corp.(d)                            1,842,796
    2,309,175 ConAgra Foods, Inc.                                  62,024,440
       41,343 Corning, Inc.(g)                                      1,056,314
      182,500 Developers Diversified Realty Corp., (REIT)           9,619,575
      282,500 Duke Energy Corp.(d)                                  5,169,750
      460,000 Equity Residential, (REIT)                           20,989,800
      477,725 KB Home(d)                                           18,808,033
      549,450 Lennar Corp., Class A(d)                             20,087,892
      117,700 Simon Property Group, Inc., (REIT)                   10,950,808
      141,249 Spectra Energy Corp.                                  3,666,824
      359,449 Vertex Pharmaceuticals, Inc.(g)                      10,265,863
                                                              ---------------
                                                                  259,140,153
                                                              ---------------
              Total Common Stocks
              (Identified Cost $211,935,348)                      259,234,533
                                                              ---------------
Shares
------
Preferred Stocks -- 1.7%
              United States -- 1.7%
      302,400 AES Trust III, Convertible,
              6.750%, 10/15/2029(d)                                15,153,264
       21,020 Chesapeake Energy Corp., Convertible,
              4.500%, 12/31/2049(d)                                 2,112,510
      278,685 Chesapeake Energy Corp., Convertible,
              5.000%, 12/31/2049(d)                                31,038,542
      107,725 CMS Energy Trust I, Convertible,
              7.750%, 7/15/2027                                     5,372,784
      136,625 El Paso Energy Capital Trust I, Convertible,
              4.750%, 3/31/2028                                     5,760,110
          393 Entergy New Orleans, Inc.,
              4.750%, 12/31/2045(c)                                    31,587
       42,700 FelCor Lodging Trust, Inc., (REIT) Convertible,
              1.950%, 12/31/2049(d)                                 1,084,580
    1,447,000 Ford Motor Co. Capital Trust II, Convertible,
              6.500%, 1/15/2032(d)                                 55,796,320
       15,600 Lucent Technologies Capital Trust I,
              Convertible,
              7.750%, 3/15/2017                                    16,058,250
       69,975 Newell Financial Trust I, Convertible,
              5.250%, 12/01/2027                                    3,446,269
      458,900 Owens-Illinois, Inc., Convertible,
              4.750%, 12/31/2049                                   19,388,525
      332,275 Six Flags, Inc.,
              7.250%, 8/15/2009(d)                                  7,957,987
        9,381 United Rentals Trust I, Convertible,
              6.500%, 8/01/2028                                       460,842
                                                              ---------------
              Total Preferred Stocks
              (Identified Cost $150,944,879)                      163,661,570
                                                              ---------------
Closed-End Investment Companies -- 0.2%
      110,211 Morgan Stanley Emerging Markets
              Debt Fund, Inc.(d)                                    1,126,356
    1,755,800 Western Asset High Income
              Opportunity Fund, Inc.                               11,746,302
    1,368,400 Western Asset Managed High Income
              Fund, Inc.                                            9,004,072
                                                              ---------------
              Total Closed-End Investment Companies
              (Identified Cost $20,353,073)                        21,876,730
                                                              ---------------
Shares/
Principal
Amount (++)
-----------
Short-Term Investments -- 22.7% of Net Assets
1,992,205,777 State Street Securities Lending Quality
              Trust(i)                                          1,992,205,777
$ 150,869,988 Tri-Party Repurchase Agreement with Fixed
              Income Clearing Corporation, dated 6/29/2007
              at 4.250% to be repurchased at $150,923,421 on
              7/02/2007, collateralized by $44,950,000 U.S.
              Treasury Bond, 7.250% due 8/15/2022 with a
              value of $55,176,125; $80,915,000 U.S Treasury
              Bond, 7.125% due 2/15/2023 with a value of
              $98,716,300 including accrued interest(j)           150,869,988
                                                              ---------------
              Total Short-Term Investments
              (Identified Cost $2,143,075,765)                  2,143,075,765
                                                              ---------------
              Total Investments -- 119.1%
              (Identified Cost $10,946,256,066)(a)             11,268,627,513
              Other assets less liabilities--(19.1)%           (1,803,936,781)
                                                              ---------------
              Net Assets -- 100%                              $ 9,464,690,732
                                                              ===============

Investments as of June 30, 2007 (Unaudited)
--------
(++)  Principal amount is in U.S. dollars unless otherwise noted.
(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment advisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(++)  Amount shown represents units. One unit represents a principal amount of
      100.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $10,954,049,366 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                      $ 449,849,250
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                     (135,271,103)
                                                           -------------
      Net unrealized appreciation                          $ 314,578,147
                                                           =============
      At September 30, 2006 the Fund had a capital loss carryover of approximately $36,159,166 of which $7,292,580 expires on September 30, 2009, $21,770,312 expires on September 30, 2010 and $7,096,274 expires on
      September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
(c)   Non-income producing security due to default or bankruptcy filing.

Investments as of June 30, 2007 (Unaudited)

(d)   All or a portion of this security was on loan to brokers at June 30,
      2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $1,968,358,674 and $1,992,205,777.
(e)   Step Bond: Coupon rate is fixed for an initial period and then resets at a specified date and rate.
(f) Illiquid security. At June 30, 2007, the value of these securities amounted to $36,177,062 or 0.4% of net assets.
(g)   Non-income producing security.
(h)   Paid-in-kind security.
(i)   Represents investments of security lending collateral.
(j) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,171,821,019 or 12.4% of net assets.
ADR   An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
FNMA  Federal National Mortgage Association
MTN   Medium Term Note
REIT  Real Estate Investment Trusts

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
EUR   Euro
GBP   British Pound
IDR   Indonesian Rupiah
ISK   Iceland Krona
KRW   South Korean Won
MXN   Mexican Peso
MYR   Malaysian Ringgit
NOK   Norwegian Krone
NZD   New Zealand Dollar
SEK   Swedish Krona
SGD   Singapore Dollar
THB   Thailand Baht
ZAR   South African Rand

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

   Sovereigns                                                          18.8%
   Treasuries                                                          15.6
   Banking                                                              6.7
   Wirelines                                                            5.9
   Pharmaceuticals                                                      3.2
   Non-Captive Finance                                                  3.1
   Technology                                                           3.1
   Electric                                                             3.1
   Automotive                                                           3.0
   Supranational                                                        2.5
   Pipelines                                                            2.4
   Home Construction                                                    2.4
   Independent Energy                                                   2.1
   Healthcare                                                           2.1
   Other, less than 2% each                                            22.4

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Tax-Managed Equity Fund

                                                               Shares Value (+)
                                                               ------ ---------
COMMON STOCKS - 91.7% of Total Net Assets

Aerospace & Defense - 7.3%
Boeing Co.                                                     1,350  $ 129,816
Honeywell International, Inc.(b)                               2,406    135,410
United Technologies Corp.(b)                                   2,613    185,340
                                                                      ---------
                                                                        450,566
                                                                      ---------
Beverages - 2.6%
Molson Coors Brewing Co., Class B(b)                             600     55,476
PepsiCo, Inc.                                                  1,680    108,948
                                                                      ---------
                                                                        164,424
                                                                      ---------
Capital Markets - 8.2%
Franklin Resources, Inc.(b)                                    1,234    163,468
Goldman Sachs Group, Inc.                                      1,000    216,750
State Street Corp.(b)                                          1,850    126,540
                                                                      ---------
                                                                        506,758
                                                                      ---------
Chemicals - 4.9%
Ecolab, Inc.(b)                                                3,026    129,210
Praxair, Inc.(b)                                               2,406    173,208
                                                                      ---------
                                                                        302,418
                                                                      ---------
Commercial Banks - 1.3%
Zions Bancorporation(b)                                        1,081     83,140
                                                                      ---------
Communications Equipment - 8.8%
Cisco Systems, Inc.(c)                                         6,323    176,095
Corning, Inc.(b)(c)                                            2,955     75,500
Harris Corp.(b)                                                2,165    118,101
Motorola, Inc.(b)                                              6,100    107,970
QUALCOMM, Inc.                                                 1,602     69,511
                                                                      ---------
                                                                        547,177
                                                                      ---------
Computers & Peripherals - 3.1%
Hewlett-Packard Co.                                            4,315    192,535
                                                                      ---------
Diversified Financial Services - 1.8%
Citigroup, Inc.                                                2,181    111,864
                                                                      ---------
Diversified Telecommunications Services - 2.8%
AT&T, Inc.                                                     4,151    172,267
                                                                      ---------
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.(b)                                         1,827    132,001
                                                                      ---------
Healthcare Equipment & Supplies - 2.0%
Zimmer Holdings, Inc.(b)(c)                                    1,481    125,722
                                                                      ---------
Healthcare Providers & Services - 2.6%
WellPoint, Inc.(c)                                             2,019    161,177
                                                                      ---------
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc., Class A(b)                       3,100    134,044
                                                                      ---------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                               Shares Value (+)
                                                               ------ ---------
COMMON STOCKS - continued

Industrial Conglomerates - 3.1%
Tyco International Ltd.                                        5,700  $192,603
                                                                      --------
Insurance - 6.3%
Aflac, Inc.(b)                                                 2,181   112,103
Allstate Corp.(b)                                              2,252   138,521
Everest Re Group Ltd.(b)                                       1,293   140,471
                                                                      --------
                                                                       391,095
                                                                      --------
IT Services - 1.5%
Western Union Co.                                              4,362    90,860
                                                                      --------
Machinery - 6.6%
Danaher Corp.(b)                                               2,393   180,671
Dover Corp.(b)                                                 2,424   123,988
Joy Global, Inc.(b)                                            1,800   104,994
                                                                      --------
                                                                       409,653
                                                                      --------
Media - 2.2%
DIRECTV Group, Inc. (The)(b)(c)                                5,865   135,540
                                                                      --------
Multiline Retail - 1.4%
Macy's, Inc.(b)                                                2,163    86,044
                                                                      --------
Oil, Gas & Consumable Fuels - 8.9%
ConocoPhillips                                                 2,210   173,485
Devon Energy Corp.                                             2,288   179,127
ExxonMobil Corp.                                               2,343   196,531
                                                                      --------
                                                                       549,143
                                                                      --------
Personal Products - 0.6%
Alberto-Culver Co.(b)                                          1,658    39,328
                                                                      --------
Pharmaceuticals - 4.6%
Abbott Laboratories(b)                                         2,875   153,956
Novartis AG, ADR                                               2,300   128,961
                                                                      --------
                                                                       282,917
                                                                      --------
Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments, Inc.                                        3,955   148,827
                                                                      --------
Software - 2.9%
Microsoft Corp.                                                6,201   182,743
                                                                      --------
Specialty Retail - 1.5%
Gap, Inc. (The)(b)                                             4,850    92,636
                                                                      --------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                    Value (+)
                                                                   -----------
TOTAL COMMON STOCKS
(Identified Cost $4,262,624)                                       $ 5,685,482
                                                                   -----------
                                                        Principal
                                                         Amount
                                                        ----------
SHORT-TERM INVESTMENTS - 32.8%
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 6/29/07 at 4.250% to be
repurchased at $445,158 on 7/02/07 collateralized by
$375,000 U.S. Treasury Bond, 7.125% due 2/15/23 with
value of $457,500, including accrued interest(d)        $  445,000     445,000
                                                                   -----------
                                                         Shares
                                                        ----------
State Street Securities Lending Quality Trust(e)         1,587,612   1,587,612
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,032,612)                                         2,032,612
                                                                   -----------
TOTAL INVESTMENTS - 124.5%
(Identified Cost $6,295,236)(a)                                      7,718,094
Other assets less liabilities--(24.5)%                              (1,518,558)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $ 6,199,536
                                                                   ===========
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
      At June 30, 2007, the net unrealized appreciation on investments based on cost of $6,295,236 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                 $1,448,327
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                                  (25,469)
                                                               ----------
      Net unrealized appreciation                              $1,422,858
                                                               ==========
      At September 30, 2006, the Fund had a capital loss carryover of approximately $3,979,440 of which $12,547 expires on September 30, 2009, $2,177,191 expires on September 30, 2010, $1,662,157 expires on
      September 30, 2011, $110,150 expires on September 30, 2012 and $17,395 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $1,548,827 and $1,587,612, respectively.
(c)   Non-income producing security.
(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(e)   Represents investments of security lending collateral.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Oil, Gas & Consumable Fuels                                         8.9%
   Communications Equipment                                            8.8
   Capital Markets                                                     8.2
   Aerospace & Defense                                                 7.3
   Machinery                                                           6.6
   Insurance                                                           6.3
   Chemicals                                                           4.9
   Pharmaceuticals                                                     4.6
   Industrial Conglomerates                                            3.1
   Computers & Peripherals                                             3.1
   Software                                                            2.9
   Diversified Telecommunications Services                             2.8
   Beverages                                                           2.6
   Healthcare Providers & Services                                     2.6
   Semiconductors & Semiconductor Equipment                            2.4
   Media                                                               2.2
   Hotels, Restaurants & Leisure                                       2.2
   Energy Equipment & Services                                         2.1
   Healthcare Equipment & Supplies                                     2.0
   Other, less than 2% each                                            8.1

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Value Fund

                                                            Shares   Value (+)
                                                            ------- -----------
COMMON STOCKS - 96.8% of Total Net Assets

Aerospace & Defense - 2.8%
Northrop Grumman Corp.                                       42,954 $ 3,344,828
United Technologies Corp.                                    25,627   1,817,723
                                                                    -----------
                                                                      5,162,551
                                                                    -----------
Beverages - 2.6%
Coca-Cola Enterprises, Inc.                                 110,168   2,644,032
Molson Coors Brewing Co., Class B                            23,573   2,179,560
                                                                    -----------
                                                                      4,823,592
                                                                    -----------
Capital Markets - 7.6%
Ameriprise Financial, Inc.                                   38,159   2,425,768
Lehman Brothers Holdings, Inc.                               23,447   1,747,270
Mellon Financial Corp.                                       69,116   3,041,104
Merrill Lynch & Co., Inc.                                    38,181   3,191,168
Morgan Stanley                                               46,665   3,914,260
                                                                    -----------
                                                                     14,319,570
                                                                    -----------
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.                                50,817   2,583,536
Praxair, Inc.                                                34,820   2,506,692
                                                                    -----------
                                                                      5,090,228
                                                                    -----------
Commercial Banks - 2.9%
U.S. Bancorp                                                 97,103   3,199,544
Wells Fargo & Co.                                            61,706   2,170,200
                                                                    -----------
                                                                      5,369,744
                                                                    -----------
Communications Equipment - 1.3%
Motorola, Inc.                                              134,449   2,379,747
                                                                    -----------
Computers & Peripherals - 2.8%
Hewlett-Packard Co.                                          64,738   2,888,609
International Business Machines Corp.(b)                     22,415   2,359,179
                                                                    -----------
                                                                      5,247,788
                                                                    -----------
Construction & Engineering - 1.5%
Foster Wheeler Ltd.(c)                                       26,978   2,886,376
                                                                    -----------
Consumer Finance - 1.1%
American Express Co.                                         33,480   2,048,307
                                                                    -----------
Containers & Packaging - 1.8%
Owens-Illinois, Inc.(c)                                      94,553   3,309,355
                                                                    -----------
Diversified Financial Services - 8.4%
Bank of America Corp.                                        84,645   4,138,294
CIT Group, Inc.                                              41,120   2,254,610
Citigroup, Inc.                                              88,079   4,517,572
JPMorgan Chase & Co.                                        100,345   4,861,715
                                                                    -----------
                                                                     15,772,191
                                                                    -----------
Diversified Telecommunications Services - 4.4%
AT&T, Inc.                                                  198,584   8,241,236
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
COMMON STOCKS - continued

Electric Utilities - 1.4%
Exelon Corp.                                                 36,364 $ 2,640,027
                                                                    -----------
Electrical Equipment - 1.5%
ABB Ltd., ADR                                               121,019   2,735,030
                                                                    -----------
Energy Equipment & Services - 2.1%
Halliburton Co.                                             112,600   3,884,700
                                                                    -----------
Food & Staples Retailing - 1.3%
Wal-Mart Stores, Inc.                                        48,799   2,347,720
                                                                    -----------
Food Products - 2.7%
ConAgra Foods, Inc.                                         110,271   2,961,879
Kraft Foods, Inc., Class A                                   57,017   2,009,849
                                                                    -----------
                                                                      4,971,728
                                                                    -----------
Gas Utilities - 0.9%
Equitable Resources, Inc.                                    35,801   1,774,298
                                                                    -----------
Healthcare Equipment & Supplies - 0.9%
Beckman Coulter, Inc.                                        26,440   1,710,139
                                                                    -----------
Healthcare Providers & Services - 1.2%
UnitedHealth Group, Inc.                                     42,052   2,150,539
                                                                    -----------
Hotels, Restaurants & Leisure - 2.3%
McDonald's Corp.                                             82,980   4,212,065
                                                                    -----------
Household Durables - 1.4%
Sony Corp., ADR                                              50,771   2,608,106
                                                                    -----------
Independent Power Producer & Energy - 1.7%
NRG Energy, Inc.(b)(c)                                       77,679   3,229,116
                                                                    -----------
Insurance - 7.2%
Allstate Corp.                                               66,008   4,060,152
American International Group, Inc.                           52,257   3,659,558
Berkshire Hathaway, Inc., Class B(c)                            699   2,519,895
Prudential Financial, Inc.                                   34,285   3,333,530
                                                                    -----------
                                                                     13,573,135
                                                                    -----------
IT Services - 0.7%
Broadridge Financial Solutions, Inc.                         69,918   1,336,832
                                                                    -----------
Machinery - 1.1%
Joy Global, Inc.(b)                                          35,914   2,094,864
                                                                    -----------
Media - 6.4%
Comcast Corp., Class A(c)                                    94,535   2,658,324
DIRECTV Group, Inc. (The)(c)                                106,721   2,466,322
News Corp., Class A                                         131,074   2,780,080

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                        Shares     Value (+)
                                                       ---------- ------------
COMMON STOCKS - continued

Media - continued
Time Warner, Inc.                                         192,398 $  4,048,054
                                                                  ------------
                                                                    11,952,780
                                                                  ------------
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc.                       28,005    2,319,374
                                                                  ------------
Oil, Gas & Consumable Fuels - 9.8%
ExxonMobil Corp.                                           89,720    7,525,714
Hess Corp.                                                 39,989    2,357,751
Occidental Petroleum Corp.                                 45,270    2,620,228
Spectra Energy Corp.                                      135,650    3,521,474
XTO Energy, Inc.                                           39,995    2,403,699
                                                                  ------------
                                                                    18,428,866
                                                                  ------------
Pharmaceuticals - 6.8%
Abbott Laboratories                                        34,366    1,840,299
Bristol-Myers Squibb Co.                                   93,232    2,942,402
Johnson & Johnson                                          48,967    3,017,346
Novartis AG, ADR                                           33,625    1,885,354
Pfizer, Inc.                                              119,387    3,052,726
                                                                  ------------
                                                                    12,738,127
                                                                  ------------
Semiconductors & Semiconductor Equipment - 1.1%
Micron Technology, Inc.(b)(c)                             169,667    2,125,928
                                                                  ------------
Software - 1.3%
Microsoft Corp.                                            82,239    2,423,583
                                                                  ------------
Specialty Retail - 2.6%
Gap, Inc. (The)                                           137,227    2,621,036
Office Depot, Inc.(c)                                      73,842    2,237,412
                                                                  ------------
                                                                     4,858,448
                                                                  ------------
Tobacco - 1.3%
Altria Group, Inc.                                         35,481    2,488,637
                                                                  ------------
TOTAL COMMON STOCKS
(Identified Cost $158,861,571)                                     181,254,727
                                                                  ------------
                                                       Principal
                                                        Amount
                                                       ----------
SHORT-TERM INVESTMENTS - 9.0%
Commercial Paper - 4.9%
New Center Asset Trust, 3.750%, 7/02/2007(d)           $9,209,000    9,208,041
                                                                  ------------
                                                        Shares
                                                       ----------
State Street Securities Lending Quality Trust(e)        7,680,665    7,680,665
                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,888,706)                                       16,888,706
                                                                  ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                    Value (+)
TOTAL INVESTMENTS - 105.8%
(Identified Cost $175,750,277)(a)                                 $198,143,433
Other assets less liabilities--(5.8)%                              (10,834,920)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $187,308,513
                                                                  ------------
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.
      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $175,750,277 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                $23,440,658
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                               (1,047,502)
                                                              -----------
      Net unrealized appreciation                             $22,393,156
                                                              ===========
(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $7,497,531 and $7,680,665, respectively.
(c)   Non-income producing security.
(d) Interest rate represents annualized yield at time of purchase; not a coupon rate.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(e)   Represents investments of security lending collateral.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Oil, Gas & Consumable Fuels                                             9.8%
Diversified Financial Services                                          8.4
Capital Markets                                                         7.6
Insurance                                                               7.2
Pharmaceuticals                                                         6.8
Media                                                                   6.4
Diversified Telecommunications Services                                 4.4
Commercial Banks                                                        2.9
Computers & Peripherals                                                 2.8
Aerospace & Defense                                                     2.8
Chemicals                                                               2.7
Food Products                                                           2.7
Specialty Retail                                                        2.6
Beverages                                                               2.6
Hotels, Restaurants & Leisure                                           2.3
Energy Equipment & Services                                             2.1
Other, less than 2% each                                               22.7

         LOOMIS SAYLES GLOBAL MARKETS FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)    Description                                          Value (+)
-----------    ---------------------------------------------------  ----------
Bonds and Notes - 26.4% of Total Net Assets

Non-Convertible Bonds - 24.7%
               Argentina - 0.3%
$      669,092 Republic of Argentina,
               2.000%, 9/30/2014, (ARS)                             $  185,464
        82,500 Republic of Argentina,
               5.475%, 8/03/2012(b)                                     78,481
        95,000 Transportadora de Gas del Sur SA,
               7.875%, 5/14/2017, 144A                                  91,556
                                                                    ----------
                                                                       355,501
                                                                    ----------
               Austria - 0.4%
    60,000,000 Oesterreichische Kontrollbank AG,
               1.800%, 3/22/2010, (JPY)                                495,153
                                                                    ----------
               Brazil - 0.1%
       170,000 Marfrig Overseas Ltd.,
               9.625%, 11/16/2016, 144A                                177,650
                                                                    ----------
               Canada - 0.5%
        70,000 Canadian Government,
               4.250%, 9/01/2009, (CAD)                                 65,233
       295,000 Canadian Government,
               4.500%, 6/01/2015, (CAD)                                275,850
        25,000 Canadian Pacific Railway Ltd.,
               4.900%, 6/15/2010, (CAD), 144A                           23,319
        50,000 Nortel Networks Corp.,
               6.875%, 9/01/2023                                        43,750
       180,000 Shaw Communications, Inc.,
               6.150%, 5/09/2016, (CAD)                                166,663
                                                                    ----------
                                                                       574,815
                                                                    ----------
               Cayman Island - 0.1%
       100,000 LPG International, Inc.,
               7.250%, 12/20/2015(c)                                   100,250
        60,000 Vale Overseas Ltd.,
               6.875%, 11/21/2036                                       60,311
                                                                    ----------
                                                                       160,561
                                                                    ----------
               Chile - 0.1%
       100,000 Empresa Nacional de Electricidad SA (Endesa-Chile),
               7.875%, 2/01/2027                                       111,032
                                                                    ----------
               Colombia - 0.6%
        40,000 Republic of Colombia,
               8.125%, 5/21/2024(c)                                     47,000
    45,000,000 Republic of Colombia,
               9.850%, 6/28/2027, (COP)                                 24,054
    94,000,000 Republic of Colombia,
               11.750%, 3/01/2010, (COP)                                50,482
 1,055,000,000 Republic of Colombia,
               12.000%, 10/22/2015, (COP)                              620,893
                                                                    ----------
                                                                       742,429
                                                                    ----------
               Denmark - 0.1%
       525,000 Kingdom of Denmark,
               4.000%, 8/15/2008, (DKK)                                 94,964
                                                                    ----------
               France - 0.3%
 1,665,190,000 BNP Paribas SA, Series EMTN,
               Zero Coupon, 6/13/2011, (IDR), 144A                     131,096
        75,000 France Telecom SA, Series EMTN,
               3.625%, 10/14/2015, (EUR)                                90,746
       100,000 Wendel,
               4.375%, 8/09/2017, (EUR)                                122,694
                                                                    ----------
                                                                       344,536
                                                                    ----------
               Germany - 1.6%
       725,000 Federal Republic of Germany,
               3.750%, 7/04/2013, (EUR)                                940,715
       165,000 Federal Republic of Germany,
               4.000%, 1/04/2037, (EUR)                                198,580
       285,000 Federal Republic of Germany, Series 150,
               4.000%, 4/13/2012, (EUR)                                377,023
    42,000,000 Kreditanstalt fuer Wiederaufbau,
               1.850%, 9/20/2010, (JPY)                                347,258
    12,000,000 Kreditanstalt fuer Wiederaufbau,
               2.050%, 2/16/2026, (JPY)                                 94,461
                                                                    ----------
                                                                     1,958,037
                                                                    ----------
               India - 0.1%
       100,000 ICICI Bank Ltd.,
               6.375%, 4/30/2022, 144A(b)                               95,024
                                                                    ----------
               Ireland - 1.1%
    10,000,000 Depfa ACS Bank,
               0.750%, 9/22/2008, (JPY)                                 81,056
       100,000 Depfa ACS Bank,
               4.875%, 5/21/2019, (EUR)                                134,935
    20,000,000 Depfa ACS Bank, Series EMTN,
               1.650%, 12/20/2016, (JPY)                               158,671
        50,000 Elan Financial Plc,
               7.750%, 11/15/2011                                       50,062
       650,000 Republic of Ireland,
               4.600%, 4/18/2016, (EUR)                                878,422
                                                                    ----------
                                                                     1,303,146
                                                                    ----------
               Japan - 0.5%
    70,000,000 Japan Government,
               0.200%, 9/20/2007, (JPY)                                567,770
                                                                    ----------
               Korea - 0.1%
       150,000 Hanarotelecom, Inc.,
               7.000%, 2/01/2012, 144A                                 150,375
                                                                    ----------
               Luxembourg - 0.0%
        10,000 Telecom Italia Capital,
               6.000%, 9/30/2034                                         9,009
        10,000 Telecom Italia Capital,
               6.375%, 11/15/2033                                        9,420
                                                                    ----------
                                                                        18,429
                                                                    ----------
               Malaysia - 0.2%
       200,000 Ranhill Labuan Ltd.,
               12.500%, 10/26/2011, 144A                               201,400
                                                                    ----------
               Mexico - 0.6%
       125,000 America Movil SAB de CV,
               5.500%, 3/01/2014                                       122,169
     1,000,000 America Movil SAB de CV,
               9.000%, 1/15/2016, (MXN)                                 97,502
       195,000 Axtel SAB de CV,
               7.625%, 2/01/2017, 144A                                 193,050
       165,000 Desarrolladora Homex SAB de CV,
               7.500%, 9/28/2015                                       170,775
     1,000,000 Grupo Televisa SA,
               8.490%, 5/11/2037, (MXN), 144A                           93,628
                                                                    ----------
                                                                       677,124
                                                                    ----------
               Netherlands - 0.3%
        50,000 Bite Finance International,
               7.645%, 3/15/2014, (EUR), 144A(b)                        70,718
       100,000 Excelcomindo Finance Co.,
               7.125%, 1/18/2013, 144A                                 100,875
       100,000 Majapahit Holding BV,
               7.250%, 6/28/2017, 144A                                  97,625

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++)    Description                                         Value (+)
-----------    --------------------------------------------------  ----------
               Netherlands - continued
$   10,000,000 Rabobank Nederland, Series EMTN,
               13.500%, 1/28/2008, (ISK), 144A                     $  160,093
                                                                   ----------
                                                                      429,311
                                                                   ----------
               Norway - 0.4%
     1,560,000 Kingdom of Norway,
               5.000%, 5/15/2015, (NOK)                               261,325
       745,000 Kingdom of Norway,
               5.500%, 5/15/2009, (NOK)                               126,678
       350,000 Kingdom of Norway,
               6.000%, 5/16/2011, (NOK)                                60,805
                                                                   ----------
                                                                      448,808
                                                                   ----------
               Peru - 0.2%
       272,600 Republic of Peru,
               6.125%, 3/07/2017(b)                                   272,600
                                                                   ----------
               Singapore - 0.3%
       495,000 Government of Singapore,
               4.625%, 7/01/2010, (SGD)                               342,641
                                                                   ----------
               South Africa - 0.6%
        80,000 Edcon Proprietary Ltd.,
               7.395%, 6/15/2014, (EUR), 144A(b)                      106,652
       285,000 Republic of South Africa,
               4.500%, 4/05/2016, (EUR)                               367,449
     1,550,000 Republic of South Africa,
               13.000%, 8/31/2010, (ZAR)                              242,057
                                                                   ----------
                                                                      716,158
                                                                   ----------
               Spain - 0.1%
       100,000 Telefonica Emisiones SAU,
               6.221%, 7/03/2017                                       99,750
                                                                   ----------
               Supranational - 1.0%
    10,000,000 Asia Development Bank,
               2.350%, 6/21/2027, (JPY)                                81,600
       370,085 European Investment Bank,
               Zero Coupon, 9/12/2008, (BRL), 144A                    171,191
    67,000,000 European Investment Bank,
               1.250%, 9/20/2012, (JPY)                               535,905
    20,000,000 European Investment Bank,
               1.400%, 6/20/2017, (JPY)                               155,606
       530,000 European Investment Bank, Series EMTN,
               6.500%, 8/12/2014, (PLN)                               199,550
     3,000,000 Inter-American Development Bank,
               13.000%, 6/20/2008, (ISK)                               48,095
                                                                   ----------
                                                                    1,191,947
                                                                   ----------
               United Kingdom - 0.8%
        60,000 BSKYB Finance UK Plc,
               5.750%, 10/20/2017, (GBP)                              112,673
 1,229,424,500 JPMorgan Chase London,
               Zero Coupon, 10/21/2010, (IDR), 144A                   103,674
        80,000 Network Rail MTN Finance Plc, Series EMTN,
               4.875%, 3/06/2009, (GBP)                               157,867
        10,000 United Kingdom Treasury,
               4.000%, 3/07/2009, (GBP)                                19,529
        35,000 United Kingdom Treasury,
               4.250%, 3/07/2036, (GBP)                                63,997
        50,000 United Kingdom Treasury,
               4.750%, 3/07/2020, (GBP)                                94,953
        80,000 United Kingdom Treasury,
               5.000%, 3/07/2012, (GBP)                               156,069
       115,000 United Kingdom Treasury,
               6.250%, 11/25/2010, (GBP)                              234,322
                                                                   ----------
                                                                      943,084
                                                                   ----------
               United States - 14.2%
        50,000 Albertson's, Inc.,
               6.625%, 6/01/2028(c)                                    45,059
       500,000 Albertson's, Inc.,
               7.450%, 8/01/2029                                      487,664
       100,000 Anadarko Petroleum Corp.,
               5.950%, 9/15/2016                                       97,642
        75,000 Anadarko Petroleum Corp.,
               6.450%, 9/15/2036                                       72,137
        75,000 Arrow Electronics, Inc.,
               6.875%, 7/01/2013                                       77,536
       100,000 ASIF Global Financing XXVII,
               2.380%, 2/26/2009, (SGD), 144A                          64,670
        42,865 Atlas Air, Inc., Series B,
               7.680%, 1/02/2014(d)                                    49,081
       145,000 Avnet, Inc.,
               6.000%, 9/01/2015                                      139,742
   110,000,000 Barclays Financial LLC,
               4.060%, 9/16/2010, (KRW), 144A                         116,138
   220,000,000 Barclays Financial LLC,
               4.460%, 9/23/2010, (KRW), 144A                         235,062
   349,720,000 Barclays Financial LLC,
               4.960%, 3/23/2009, (KRW), 144A(b)                      379,989
       310,000 Borden, Inc.,
               7.875%, 2/15/2023(c)                                   265,050
       410,000 Borden, Inc.,
               8.375%, 4/15/2016                                      387,450
        15,000 Chesapeake Energy Corp.,
               6.500%, 8/15/2017                                       14,212
        70,000 Chesapeake Energy Corp.,
               6.875%, 1/15/2016                                       68,425
        75,000 Chesapeake Energy Corp.,
               6.875%, 11/15/2020                                      71,812
       120,000 Citi Credit Card Issuance Trust,
               5.375%, 4/10/2013, (EUR)                               165,110
       182,545 Continental Airlines, Inc., Series 1999-1C,
               6.954%, 8/02/2009                                      182,545
       160,000 Cummins, Inc.,
               7.125%, 3/01/2028                                      161,622
        50,000 Dillard's, Inc.,
               6.625%, 1/15/2018(c)                                    47,214
        50,000 Dillard's, Inc.,
               7.000%, 12/01/2028                                      44,932
        18,000 ESI Tractebel Acquisition Corp., Series B,
               7.990%, 12/30/2011                                      18,272
       200,000 Federal National Mortgage Association,
               2.290%, 2/19/2009, (SGD)                               129,374
       150,000 Foot Locker, Inc.,
               8.500%, 1/15/2022                                      152,250
        10,000 Ford Motor Co.,
               6.625%, 2/15/2028                                        7,425
       150,000 Ford Motor Co.,
               6.625%, 10/01/2028                                     112,125
        15,000 Ford Motor Co.,
               7.125%, 11/15/2025(c)                                   11,475
       195,000 Ford Motor Co.,
               7.450%, 7/16/2031(c)                                   155,756

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                              Value (+)
----------- -------------------------------------------------------  ----------
            United States - continued
$   105,000 Ford Motor Credit Co. LLC,
            8.000%, 12/15/2016                                       $  100,574
 25,000,000 General Electric Capital Corp., Series EMTN,
            0.550%, 10/14/2008, (JPY)                                   201,771
    115,000 General Motors Corp.,
            8.250%, 7/15/2023(c)                                        104,794
      5,000 General Motors Corp.,
            8.375%, 7/15/2033(c)                                          4,563
     35,000 Georgia-Pacific Corp.,
            7.750%, 11/15/2029                                           32,900
    210,000 Georgia-Pacific Corp.,
            8.000%, 1/15/2024                                           203,700
     75,000 GMAC LLC,
            6.306%, 7/16/2007(b)                                         75,002
    150,000 Goldman Sachs Group, Inc.,
            4.428%, 5/23/2016, (EUR)(b)                                 202,692
     25,000 GTE Corp.,
            6.940%, 4/15/2028                                            25,713
    225,000 HCA, Inc.,
            7.050%, 12/01/2027                                          182,833
     50,000 HCA, Inc.,
            7.190%, 11/15/2015                                           45,065
    250,000 HCA, Inc.,
            7.500%, 11/06/2033                                          211,875
    100,000 HCA, Inc.,
            7.580%, 9/15/2025                                            86,324
    260,000 Hilcorp Energy I LP,
            7.750%, 11/01/2015, 144A                                    252,200
    960,000 HSBC Bank USA,
            Zero Coupon, 4/18/2012, (MYR), 144A                         233,987
    500,000 HSBC Bank USA,
            Zero Coupon, 5/17/2012, (MYR), 144A                         120,565
    100,000 HSBC Bank USA,
            3.310%, 8/25/2010, 144A                                     110,090
     45,000 J.C. Penney Corp., Inc.,
            6.375%, 10/15/2036                                           42,854
     25,000 J.C. Penney Corp., Inc.,
            7.125%, 11/15/2023                                           26,872
    780,965 JPMorgan Chase & Co., Series EMTN,
            Zero Coupon, 6/08/2012, (MYR), 144A                         188,408
    275,000 K. Hovnanian Enterprises, Inc.,
            6.250%, 1/15/2016                                           233,750
    250,000 Kellwood Co.,
            7.625%, 10/15/2017                                          241,018
     55,000 Lennar Corp., Series B,
            5.600%, 5/31/2015                                            51,539
     55,000 Lennar Corp., Series B,
            6.500%, 4/15/2016                                            53,264
    155,000 Lucent Technologies, Inc.,
            6.450%, 3/15/2029                                           134,850
    130,000 MBNA Credit Card Master Note Trust,
            4.150%, 4/19/2010, (EUR)                                    172,809
    500,000 Merrill Lynch & Co., Inc.,
            10.710%, 3/08/2017, (BRL)                                   275,791
     85,000 Morgan Stanley,
            5.375%, 11/14/2013, (GBP)                                   160,892
    100,000 Mosaic Global Holdings, Inc.,
            7.375%, 8/01/2018                                            98,250
     70,000 News America, Inc.,
            6.150%, 3/01/2037, 144A                                      64,528
     10,000 Nextel Communications, Inc., Series E,
            6.875%, 10/31/2013                                            9,925
     30,000 Nextel Communications, Inc., Series F,
            5.950%, 3/15/2014                                            28,574
    250,000 NGC Corporation Capital Trust I, Series B,
            8.316%, 6/01/2027(c)                                        229,375
    135,000 Northern Telecom Capital Corp.,
            7.875%, 6/15/2026                                           127,575
  1,000,000 NRG Energy, Inc.,
            7.375%, 2/01/2016                                         1,002,500
     20,000 Owens Corning, Inc.,
            6.500%, 12/01/2016                                           20,026
     35,000 Owens Corning, Inc.,
            7.000%, 12/01/2036                                           34,104
     40,000 Owens-Illinois, Inc.,
            7.800%, 5/15/2018                                            40,400
     50,000 Pulte Homes, Inc.,
            5.200%, 2/15/2015                                            44,930
    540,000 Pulte Homes, Inc.,
            6.000%, 2/15/2035                                           460,142
    695,000 Pulte Homes, Inc.,
            6.375%, 5/15/2033                                           612,263
    140,000 Qwest Capital Funding, Inc.,
            6.500%, 11/15/2018                                          126,000
    205,000 Qwest Capital Funding, Inc.,
            6.875%, 7/15/2028                                           179,119
     30,000 Qwest Capital Funding, Inc.,
            7.750%, 2/15/2031                                            28,275
     45,000 Qwest Corp.,
            6.875%, 9/15/2033                                            42,187
      5,000 Qwest Corp.,
            7.250%, 9/15/2025                                             4,987
     75,000 Reynolds American, Inc.,
            6.750%, 6/15/2017                                            76,052
     20,000 Reynolds American, Inc.,
            7.250%, 6/15/2037                                            20,589
     14,000 Sprint Capital Corp.,
            6.875%, 11/15/2028                                           13,326
     26,000 Sprint Nextel Corp.,
            6.000%, 12/01/2016                                           24,665
    750,000 Tennessee Gas Pipeline Co.,
            7.000%, 10/15/2028(c)                                       772,366
     10,000 Time Warner, Inc.,
            6.500%, 11/15/2036                                            9,495
    395,000 Time Warner, Inc.,
            6.625%, 5/15/2029                                           383,522
    160,000 Time Warner, Inc.,
            6.950%, 1/15/2028                                           161,164
    115,000 Time Warner, Inc.,
            7.625%, 4/15/2031                                           123,208
     75,000 Time Warner, Inc.,
            7.700%, 5/01/2032                                            81,101
    105,000 Toll Brothers Finance Corp.,
            5.150%, 5/15/2015                                            94,737
    375,000 Toys R Us, Inc.,
            7.375%, 10/15/2018                                          315,937
    200,000 Transcontinental Gas Pipe Line Corp.,
            6.400%, 4/15/2016                                           200,500
    187,403 U.S. Treasury Bonds,
            2.000%, 1/15/2026(c)                                        169,746

Investments as of June 30, 2007 (Unaudited)

Principal
Amount (++) Description                                           Value (+)
----------- ---------------------------------------------------  -----------
            United States - continued
$   20,000  U.S. Treasury Bonds,
            4.500%, 2/15/2036(c)                                 $    18,109
 1,045,000  U.S. Treasury Bonds,
            4.750%, 2/15/2037(c)                                     985,321
    50,000  U.S. Treasury Bonds,
            5.375%, 2/15/2031(c)                                      51,344
   785,000  U.S. Treasury Notes,
            4.500%, 4/30/2009(c)                                     779,664
   885,000  U.S. Treasury Notes,
            4.500%, 2/15/2016(c)                                     852,988
   725,000  U.S. Treasury Notes,
            4.500%, 5/15/2017(c)                                     695,094
    50,000  USG Corp.,
            6.300%, 11/15/2016                                        48,858
    90,000  Verizon Communications,
            5.850%, 9/15/2035                                         82,548
     5,000  Verizon Maryland, Inc.,
            5.125%, 6/15/2033                                          4,046
   250,000  Verizon New York, Inc., Series B,
            7.375%, 4/01/2032                                        262,946
    70,000  Viacom, Inc., Class B,
            6.875%, 4/30/2036                                         67,629
   140,000  Virginia Tobacco Settlement Financing Corp.,
            Series A-1,
            6.706%, 6/01/2046                                        134,337
   100,000  Williams Cos., Inc.,
            7.500%, 1/15/2031                                        103,500
    20,000  Xerox Corp.,
            7.200%, 4/01/2016                                         20,805
                                                                 -----------
                                                                  17,243,221
                                                                 -----------
            Uruguay - 0.1%
 3,994,437  Republic of Uruguay,
            4.250%, 4/05/2027, (UYU)                                 177,818
                                                                 -----------
            Total Non-Convertible Bonds
            (Identified Cost $29,571,477)                         29,893,284
                                                                 -----------
Convertible Bonds - 1.7%
            United States - 1.7%
   435,000  Bristol-Myers Squibb Co.,
            4.860%, 9/15/2023(b)                                     440,437
    95,000  Builders Transportation, Inc.,
            8.000%, 8/15/2005(e)                                          --
   250,000  Enzon Pharmaceuticals, Inc.,
            4.500%, 7/01/2008                                        245,938
    50,000  Kellwood Co., (Step to 0.000% on 6/16/2011),
            3.500%, 6/15/2034(f)                                      45,875
   140,000  Level 3 Communications, Inc.,
            2.875%, 7/15/2010                                        152,425
    25,000  Level 3 Communications, Inc.,
            6.000%, 9/15/2009                                         24,250
   140,000  Level 3 Communications, Inc.,
            6.000%, 3/15/2010                                        134,225
   500,000  Regeneron Pharmaceuticals, Inc.,
            5.500%, 10/17/2008                                       507,500
   500,000  Valeant Pharmaceuticals International,
            3.000%, 8/16/2010                                        472,500
    80,000  Valeant Pharmaceuticals International,
            4.000%, 11/15/2013                                        74,200

Shares
------
            Total Convertible Bonds
            (Identified Cost $2,098,457)                           2,097,350
                                                                 -----------
            Total Bonds and Notes
            (Identified Cost $31,669,934)                         31,990,634
                                                                 -----------
Common Stocks - 69.5%
            Argentina - 0.9%
    22,585  Tenaris SA ADR                                         1,105,762
            Brazil - 1.0%
    27,187  Companhia Vale do Rio Doce ADR                         1,211,181
            Canada - 1.2%
     7,390  Research In Motion Ltd.(d)                             1,477,926
            China - 1.9%
   746,000  China Overseas Land & Investment Ltd.                  1,153,677
    21,600  Focus Media Holding Ltd., ADR(c)(d)                    1,090,800
                                                                 -----------
                                                                   2,244,477
                                                                 -----------
            Denmark - 1.1%
    12,100  Novo Nordisk AS, Class B                               1,316,179
                                                                 -----------
            France - 1.1%
     7,175  Lafarge SA(c)                                          1,307,658
                                                                 -----------
            Greece - 1.9%
    62,381  Piraeus Bank S.A.                                      2,273,184
                                                                 -----------
            Hong Kong - 2.4%
   150,600  China Mobile Ltd.                                      1,623,202
   102,000  Esprit Holdings Ltd.                                   1,295,957
                                                                 -----------
                                                                   2,919,159
                                                                 -----------
            India - 1.7%
   101,690  Bharti Airtel Ltd.(d)                                  2,089,053
                                                                 -----------
            Ireland - 1.3%
    78,442  Anglo Irish Bank Corp., Plc                            1,609,894
                                                                 -----------
            Italy - 1.4%
    57,431  Fiat SpA                                               1,705,859
                                                                 -----------
            Japan - 2.4%
     5,400  Nintendo Co. Ltd.                                      1,970,153
    17,230  Sony Corp. ADR                                           885,105
                                                                 -----------
                                                                   2,855,258
                                                                 -----------
            Mexico - 2.4%
   934,425  America Movil SAB de CV, Series L(c)                   2,885,400
                                                                 -----------
            Netherlands - 2.7%
    28,400  Heineken NV(c)                                         1,664,851
    20,500  Randstad Holding NV                                    1,622,542
                                                                 -----------
                                                                   3,287,393
                                                                 -----------
            Singapore - 1.9%
    63,000  DBS Group Holdings Ltd.                                  938,671
   230,000  Keppel Land Ltd.(c)                                    1,318,165
                                                                 -----------
                                                                   2,256,836
                                                                 -----------
            Spain - 0.9%
    18,495  Industria de Diseno Textil SA                          1,088,594
                                                                 -----------
            Sweden - 1.0%
    59,006  Volvo AB, Class B                                      1,173,185
                                                                 -----------
            Switzerland - 5.9%
   127,694  ABB Ltd.(c)                                            2,885,476
    13,230  Julius Baer Holding, Ltd., Registered                    946,603
    22,892  Novartis AG, Registered                                1,285,170
    13,226  Phonak Holding AG                                      1,185,570

Investments as of June 30, 2007 (Unaudited)

Shares                         Description                        Value (+)
------      --------------------------------------------------  ------------
            Switzerland - continued
     5,113  Roche Holding AG                                    $    905,954
                                                                ------------
                                                                   7,208,773
                                                                ------------
            United Kingdom - 3.1%
   140,300  Capita Group Plc                                       2,036,700
   143,775  Man Group Plc                                          1,748,857
                                                                ------------
                                                                   3,785,557
                                                                ------------
            United States - 33.3%
    26,563  Adobe Systems, Inc.(d)                                 1,066,504
    13,751  Apple, Inc.(d)                                         1,678,172
    27,708  AT&T, Inc.                                             1,149,882
    36,250  CB Richard Ellis Group, Inc., Class A(d)               1,323,125
     1,908  Chicago Mercantile Exchange Holdings, Inc., Class
              A(c)                                                 1,019,559
    36,847  Cisco Systems, Inc.(d)                                 1,026,189
    61,470  Corning, Inc.(d)                                       1,570,558
    44,696  CVS Caremark Corp.                                     1,629,169
     8,397  Deere & Co.                                            1,013,854
    11,775  ExxonMobil Corp.                                         987,687
    10,551  Foster Wheeler Ltd.(d)                                 1,128,851
     6,800  Franklin Resources, Inc.(c)                              900,796
    17,605  Freeport-McMoRan Copper & Gold, Inc.                   1,458,046
    39,450  Gilead Sciences, Inc.(d)                               1,529,476
     9,500  Goldman Sachs Group, Inc.                              2,059,125
     5,355  Google, Inc., Class A(d)                               2,802,700
    20,320  Guess?, Inc.(c)                                          976,173
    29,657  Halliburton Co.                                        1,023,167
    34,529  Hewlett-Packard Co.                                    1,540,684
     7,553  IntercontinentalExchange, Inc.(c)(d)                   1,116,711
    11,408  International Business Machines Corp.(c)               1,200,692
    10,000  MasterCard, Inc., Class A(c)                           1,658,700
    19,079  McDonald's Corp.                                         968,450
    31,342  Merck & Co., Inc.                                      1,560,832
    45,575  News Corp.(c)                                          1,045,491
    27,945  NVIDIA Corp.(c)(d)                                     1,154,408
    34,907  Owens-Illinois, Inc.(d)                                1,221,745
    18,575  Precision Castparts Corp.                              2,254,262
     9,303  Prudential Financial, Inc.                               904,531
    31,093  QUALCOMM, Inc.                                         1,349,125
                                                                ------------
                                                                  40,318,664
                                                                ------------
            Total Common Stocks
            (Identified Cost $65,850,358)                         84,119,992
                                                                ------------

Principal
Amount (++)
-----------
Short-Term Investments - 18.2%
$3,972,000  Tri-Party Repurchase Agreement with Fixed Income
              Clearing Corporation, dated 6/29/07 at 4.250% to
              be repurchased at $3,973,407 on 7/02/07
              collateralized by $3,325,000 U.S. Treasury Bond,
              7.125% due 2/15/23 with a value of $4,056,500,
              including accrued interest(g)                        3,972,000
                                                                ------------

Shares
------
18,096,341  State Street Securities Lending Quality Trust(h)      18,096,341
                                                                ------------
            Total Short-Term Investments
            (Identified Cost $22,068,341)                       $ 22,068,341
                                                                ------------
            Total Investments - 114.1% (Identified Cost
              $119,588,633)(a)                                   138,178,967
            Other assets less liabilities -- (14.1)%             (17,091,661)
                                                                ------------
            Total Net Assets -- 100.0%                          $121,087,306
                                                                ============
--------
(++)  Principal amount stated in U.S. dollars unless otherwise noted.
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.
      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset values. As of June 30, 2007, approximately 25% of the market value of investments of the Global Markets Fund were fair valued pursuant to procedures approved by the Board of Trustees.

Investments as of June 30, 2007 (Unaudited)

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.
      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into
      U.S. dollars based upon foreign exchange rates prevailing at the end of the period.
(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, gains realized from passive foreign investment companies and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $119,633,782 for federal income
      tax purposes was s follows:
     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost                                               $ 19,298,163
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                                 (752,978)
                                                              ------------
     Net unrealized appreciation                              $ 18,545,185
                                                              ============
      At September 30, 2006, the Fund had a capital loss carryover of approximately $311,587 which expires on September 30, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.
(b)   Variable rate security. Rate as of June 30, 2007 is disclosed.
(c) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $17,718,705 and $18,096,341, respectively.
(d)   Non-income producing security.
(e)   Non-Income producing security due to default or bankruptcy filing.
(f) Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.
(h)   Represents investments of security lending collateral.
144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $3,733,563 or 3.1% of total net assets.
ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

      Key to Abbreviations:
ARS   Argentine Peso
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
EUR   Euro
GBP   British Pound
IDR   Indonesian Rupiah
ISK   Iceland Krona
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican Peso
MYR   Malaysian Ringgit
NOK   Norwegian Krone
PLN   Polish Zloty
SGD   Singapore Dollar
UYU   Uruguayan Peso
ZAR   South African Rand

Investments as of June 30, 2007 (Unaudited)

Holdings at June 30, 2007 as a Percentage of Net Assets (Unaudited)

  Capital Markets                                                         5.7%
  Pharmaceuticals                                                         5.7
  Sovereigns                                                              5.1
  Communications Equipment                                                4.5
  Wireless Telecommunication Services                                     3.7
  Computers & Peripherals                                                 3.7
  Treasuries                                                              3.4
  Commercial Services & Supplies                                          3.0
  Commercial Banks                                                        2.9
  Specialty Retail                                                        2.8
  Diversified Telecommunications Services                                 2.8
  Software                                                                2.5
  Electrical Equipment                                                    2.4
  Internet Software & Services                                            2.3
  Metals & Mining                                                         2.2
  Other, less than 2% each                                               43.2

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Loomis Sayles Funds II

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: Chief Executive Officer
                                           Date:  August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: Chief Executive Officer
                                           Date:  August 21, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  August 21, 2007